UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/21

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Shareholders.

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Focus Fund	ARTTX	APDTX	APHTX
Artisan Global Discovery Fund	APFDX	APDDX	APHDX
Artisan Global Equity Fund	ARTHX	APDHX	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Select Equity Fund	ARTNX	APDNX	APHNX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	N/A	APHEX
Artisan Value Fund	ARTLX	APDLX	APHLX

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available online at http://hosted.rightprospectus.com/Artisan, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you invest directly with a Fund, by calling 800.344.1770 or by enrolling on the Funds’ website at www.artisanpartners.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
2	Artisan Developing World Fund
4	Artisan Focus Fund
8	Artisan Global Discovery Fund
10	Artisan Global Equity Fund
13	Artisan Global Opportunities Fund
15	Artisan Global Value Fund
17	Artisan High Income Fund
24	Artisan International Fund
27	Artisan International Small-Mid Fund
30	Artisan International Value Fund
33	Artisan Mid Cap Fund
36	Artisan Mid Cap Value Fund
38	Artisan Select Equity Fund
40	Artisan Small Cap Fund
43	Artisan Sustainable Emerging Markets Fund
46	Artisan Value Fund

48	STATEMENTS OF ASSETS AND LIABILITIES

52	STATEMENTS OF OPERATIONS

56	STATEMENTS OF CHANGES IN NET ASSETS

64	FINANCIAL HIGHLIGHTS

90	NOTES TO FINANCIAL STATEMENTS

129	SHAREHOLDER EXPENSE EXAMPLE

134	STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

135	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

136	SHAREHOLDER MEETING RESULTS

136	PROXY VOTING POLICIES AND PROCEDURES

136	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.2%

ARGENTINA - 5.2%
MercadoLibre, Inc.*	303	$446,441

BRAZIL - 2.3%
StoneCo Ltd., Class A*	3,308	202,540

CHINA - 36.5%
Aier Eye Hospital Group Co. Ltd., Class A	21,653	195,719
Alibaba Group Holding Ltd., ADR*	2,023	458,603
Bilibili, Inc., ADR*	2,704	289,459
JD Health International, Inc.*	6,798	97,503
KE Holdings, Inc., ADR*	2,980	169,800
Kweichow Moutai Co. Ltd., Class A	881	270,050
Meituan, Class B*	9,870	378,583
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,271	199,146
TAL Education Group, ADR*	5,065	272,738
Tencent Holdings Ltd.	4,597	360,738
Wuxi Biologics Cayman, Inc.*	30,217	378,384
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,258	98,849

		3,169,572
FRANCE - 3.7%
Hermes International	76	83,726
LVMH Moet Hennessy Louis Vuitton SE	354	235,631

		319,357
INDIA - 2.9%
HDFC Bank Ltd., ADR*	3,267	253,802

NETHERLANDS - 7.1%
Adyen NV*	163	363,229
ASML Holding NV, NYRS	405	250,146

		613,375
RUSSIA - 1.0%
Yandex NV, Class A*	1,357	86,928

TAIWAN - 6.5%
Sea Ltd., ADR*	2,542	567,342

UNITED KINGDOM - 2.7%
Farfetch Ltd., Class A*	4,445	235,696

UNITED STATES - 31.3%
Airbnb, Inc., Class A*	1,528	287,192
UNITED STATES (CONTINUED)
Estee Lauder Cos., Inc. (The), Class A	807	234,838
Netflix, Inc.*	463	241,506
NVIDIA Corp.	718	383,555
Uber Technologies, Inc.*	6,832	372,439
Unity Software, Inc.*	3,794	380,621
Veeva Systems, Inc., Class A*	1,368	357,455
Visa, Inc., Class A	2,170	459,551

		2,717,157

Total common stocks (Cost $5,436,593)		8,612,210

SHORT-TERM INVESTMENTS - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	17,073	17,073
Federated Treasury Obligations Fund - Institutional Class, 0.01%	16,570	16,570
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	16,570	16,570

Total short-term investments (Cost $50,213)		50,213

Total investments - 99.8% (Cost $5,486,806)		8,662,423

Other assets less liabilities - 0.2%		13,689

Total net assets - 100.0%(1)		$8,676,112

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

NYRS - New York Registry Shares

2	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,545,973	17.8%
Consumer Discretionary	2,496,113	28.8
Consumer Staples	504,888	5.8
Financials	253,802	2.9
Health Care	1,229,553	14.2
Industrials	372,439	4.3
Information Technology	2,039,642	23.6
Real Estate	169,800	2.0
Short-Term Investments	50,213	0.6

Total investments	$8,662,423	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Chinese yuan renminbi offshore	$763,764	8.8%
Euro	682,586	7.9
Hong Kong dollar	1,215,208	14.0
U.S. dollar	6,000,865	69.3

Total investments	$8,662,423	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Sea Ltd.	Taiwan	6.5%
Visa, Inc.	United States	5.3
Alibaba Group Holding Ltd.	China	5.3
MercadoLibre, Inc.	Argentina	5.2
NVIDIA Corp.	United States	4.4
Unity Software, Inc.	United States	4.4
Meituan	China	4.4
Wuxi Biologics Cayman, Inc.	China	4.4
Uber Technologies, Inc.	United States	4.3
Adyen NV	Netherlands	4.2

Total		48.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	3

ARTISAN FOCUS FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 66.4%

AEROSPACE & DEFENSE - 4.6%
Airbus SE*(1)	805	$91,142

AIRLINES - 2.1%
Alaska Air Group, Inc.*	597	41,308

CAPITAL MARKETS - 4.5%
BlackRock, Inc.	80	60,343
Blackstone Group, Inc. (The)	384	28,644

		88,987
CHEMICALS - 2.0%
Linde plc(1)	142	39,768

CONSTRUCTION MATERIALS - 4.8%
Martin Marietta Materials, Inc.	169	56,794
Vulcan Materials Co.	229	38,661

		95,455
ELECTRICAL EQUIPMENT - 1.0%
AMETEK, Inc.	155	19,818

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.6%
CDW Corp.	194	32,113

HOTELS, RESTAURANTS & LEISURE - 3.4%
Darden Restaurants, Inc.	128	18,162
Hilton Worldwide Holdings, Inc.*	403	48,743

		66,905
INSURANCE - 3.6%
Aon plc, Class A(2)	310	71,382

INTERNET & DIRECT MARKETING RETAIL - 4.6%
Booking Holdings, Inc.*	39	91,213

IT SERVICES - 2.1%
Fidelity National Information Services, Inc.	299	42,020

PROFESSIONAL SERVICES - 3.4%
IHS Markit Ltd.	708	68,503

ROAD & RAIL - 9.2%
Canadian Pacific Railway Ltd.(1)	107	40,716
Norfolk Southern Corp.	258	69,310
Old Dominion Freight Line, Inc.	127	30,538
ROAD & RAIL (CONTINUED)
Union Pacific Corp.	193	42,639

		183,203
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.7%
Advanced Micro Devices, Inc.*	325	25,514
Analog Devices, Inc.	936	145,152
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	344	40,717

		211,383
SOFTWARE - 5.0%
Cloudflare, Inc., Class A*	180	12,649
Microsoft Corp.(2)	364	85,928

		98,577
SPECIALTY RETAIL - 3.8%
Ulta Beauty, Inc.*	243	75,053

Total common stocks (Cost $1,131,519)		1,316,830

	No. of Contracts‡
OPTIONS PURCHASED - 14.0%

CALL OPTIONS - 13.5%
AEROSPACE & DEFENSE - 1.6%
Boeing Co. (The) 8/20/2021 at USD 250.00; Notional Amount: USD 66,864	2,625	7,823
TransDigm Group, Inc. 5/21/2021 at USD 360.00; Notional Amount: USD 59,321	1,009	23,313

		31,136
BANKS - 2.0%
JPMorgan Chase & Co. 1/21/2022 at USD 85.00; Notional Amount: USD 88,080	5,786	39,113

ENTERTAINMENT - 2.6%
Walt Disney Co. (The) 1/21/2022 at USD 60.00; Notional Amount: USD 77,092	4,178	52,246

INTERACTIVE MEDIA & SERVICES - 3.0%
Alphabet, Inc. 8/20/2021 at USD 2,100.00; Notional Amount: USD 94,051	456	5,802

4	Artisan Partners Funds

	No. of Contracts‡	Value
INTERACTIVE MEDIA & SERVICES (CONTINUED)
Facebook, Inc. 1/21/2022 at USD 145.00; Notional Amount: USD 106,001	3,599	$54,768

		60,570
MACHINERY - 0.4%
Caterpillar, Inc. 6/18/2021 at USD 230.00; Notional Amount: USD 118,880	5,127	7,165

ROAD & RAIL - 0.4%
Union Pacific Corp. 8/20/2021 at USD 210.00; Notional Amount: USD 86,775	3,937	$7,933

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
Analog Devices, Inc. 9/17/2021 at USD 150.00; Notional Amount: USD 34,490	2,224	3,258
Micron Technology, Inc. 6/18/2021 at USD 25.00; Notional Amount: USD 78,842	8,938	56,555

		59,813
SPECIALTY RETAIL - 0.2%
TJX Cos., Inc. (The) 7/16/2021 at USD 67.50; Notional Amount: USD 65,621	9,920	3,422

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
Western Digital Corp. 7/16/2021 at USD 67.50; Notional Amount: USD 56,904	8,525	5,840

Total call options		267,238

PUT OPTIONS - 0.5%
ENTERTAINMENT - 0.1%
Walt Disney Co. (The) 5/21/2021 at USD 180.00; Notional Amount: USD 31,295	1,696	1,094

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Advanced Micro Devices, Inc. 5/21/2021 at USD 80.00; Notional Amount: USD 36,589	4,661	2,540
Taiwan Semiconductor Manufacturing Co. Ltd. 6/18/2021 at USD 110.00; Notional Amount: USD 52,481	4,437	1,764

		4,304
SOFTWARE - 0.2%
Cloudflare, Inc. 5/21/2021 at USD 70.00; Notional Amount: USD 18,914	2,692	1,683
Microsoft Corp. 5/21/2021 at USD 230.00; Notional Amount: USD 85,915	3,644	2,423

		4,106

Total put options		9,504

Total options purchased (Cost $216,534)		276,742
	Shares Held	Value
SHORT-TERM INVESTMENTS - 22.0%

INVESTMENT COMPANIES - 22.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	148,234	148,234
Federated Treasury Obligations Fund - Institutional Class, 0.01%	143,875	143,875
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	143,875	143,875

Total short-term investments (Cost $435,984)		435,984

Total investments - 102.4% (Cost $1,784,037)		2,029,556

WRITTEN OPTION CONTRACTS - (1.1)% (Premiums received $(17,922))		(21,254)

Other assets less liabilities - (1.3%)		(26,988)

Total net assets - 100.0%(3)		$1,981,314

*	Non-income producing security.
‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Canadian Pacific Railway Ltd.	Canada	Canadian dollar
Linde plc	United Kingdom	U.S. dollar
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	U.S. dollar

(2)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for written options.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

USD - U.S. dollar

Artisan Partners Funds	5

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$113,910	5.6%
Consumer Discretionary	236,594	11.6
Financials	199,482	9.8
Industrials	450,207	22.2
Information Technology	458,156	22.6
Materials	135,223	6.7
Short-Term Investments	435,984	21.5

Total investments	$2,029,556	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Canadian dollar	$40,716	2.0%
Euro	91,142	4.5
U.S. dollar	1,897,698	93.5

Total investments	$2,029,556	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased	Currency Sold	Counterparty Settlement Date		Unrealized Appreciation (Depreciation)
USD	87,372	EUR 72,258	JPM 5/20/2021	$2,554

Total unrealized appreciation				2,554

USD	38,504	CAD 48,386	JPM 6/24/2021	(2)

Total unrealized depreciation				(2)

Net unrealized appreciation				$2,552

CAD - Canadian dollar

EUR - Euro

USD - U.S. dollar

JPM - JPMorgan Chase Bank, N.A.

WRITTEN OPTION CONTRACTS

CALL OPTIONS

Dollar value in thousands except exercise price
Number of Contracts‡	Description	Exercise Price	Notional Amount			Expiration Date			Premiums (Received) by Fund			Market Value	Unrealized Appreciation/ (Depreciation)
3,644	Microsoft Corp.	$245			$85,915			05/21/21			$(1,679)	$(1,822)	$(143)
1,961		S&P Global, Inc.		270			69,198			04/16/21		(13,687)	(16,257)	(2,570)
3,440		Taiwan Semiconductor Manufacturing Co. Ltd.		120			40,688			06/18/21		(1,714)	(2,374)	(660)
1,696		Walt Disney Co. (The)		195			31,295			05/21/21		(842)	(801)	41

Total written option contracts			$(17,922)			$(21,254)			$(3,332)

‡	One contract is equal to 100 shares.

6	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Analog Devices, Inc.	United States	7.5%
Booking Holdings, Inc.	United States	4.6
Airbus SE	France	4.6
Microsoft Corp.	United States	4.5
Ulta Beauty, Inc.	United States	3.8
Aon plc	United States	3.6
Norfolk Southern Corp.	United States	3.5
IHS Markit Ltd.	United States	3.4
BlackRock, Inc.	United States	3.0
Martin Marietta Materials, Inc.	United States	2.9

Total		41.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	7

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 97.5%

BRAZIL - 2.3%
Magazine Luiza SA	529		$1,888
Notre Dame Intermedica Participacoes SA*	300		4,415

			6,303
CANADA - 0.7%
Altus Group Ltd.	43		2,049

CHINA - 2.0%
Li Ning Co. Ltd.	865		5,616

DENMARK - 5.7%
Ascendis Pharma A/S, ADR*	48		6,132
Genmab A/S*	14		4,489
Vestas Wind Systems A/S	25		5,072

			15,693
GERMANY - 7.7%
CTS Eventim AG & Co. KGaA*	68		3,949
E.ON SE	334		3,885
Evotec SE*	48		1,741
Gerresheimer AG	67		6,689
Puma SE*	51		5,014

			21,278
HONG KONG - 3.1%
Techtronic Industries Co. Ltd.	505		8,638
Japan - 3.7%
Hoya Corp.	38		4,428
Obic Co. Ltd.	31		5,682

			10,110
LUXEMBOURG - 2.3%
Eurofins Scientific SE	66		6,298

NETHERLANDS - 2.4%
Koninklijke DSM NV	40		6,704

SPAIN - 1.2%
Banco Bilbao Vizcaya Argentaria SA	633		3,286

SWITZERLAND - 2.7%
Aluflexpack AG*	49		1,741
Belimo Holding AG	-	(1)	2,797
Lonza Group AG	5		3,050

			7,588
UNITED KINGDOM - 2.2%
London Stock Exchange Group plc	42		4,035
Meggitt plc*	320		2,108

			6,143
UNITED STATES - 61.5%
Advanced Micro Devices, Inc.*	85		6,660
Arista Networks, Inc.*	15		4,613
Atlassian Corp. plc, Class A*	33		6,931
Bentley Systems, Inc., Class B	81		3,789
Blackline, Inc.*	39		4,241
Boston Beer Co., Inc. (The), Class A*	2		2,306
Boston Scientific Corp.*	239		9,235
Burlington Stores, Inc.*	17		5,132
Centene Corp.*	55		3,521
Ceridian HCM Holding, Inc.*	28		2,387
Chegg, Inc.*	37		3,131
Cognex Corp.	27		2,276
Coupa Software, Inc.*	11		2,771
Cree, Inc.*	15		1,625
Datadog, Inc., Class A*	37		3,052
Dexcom, Inc.*	9		3,218
First Republic Bank	43		7,104
Fortive Corp.	101		7,158
Global Payments, Inc.	62		12,538
IHS Markit Ltd.	49		4,702
Ingersoll Rand, Inc.*	111		5,460
IPG Photonics Corp.*	14		2,966
iRhythm Technologies, Inc.*	6		774
Lattice Semiconductor Corp.*	116		5,230
Morningstar, Inc.	12		2,630
Nasdaq, Inc.	25		3,717
New York Times Co. (The), Class A	89		4,492
Novanta, Inc.*	27		3,556
Skyworks Solutions, Inc.	32		5,788
SVB Financial Group*	6		3,132
Teledyne Technologies, Inc.*	18		7,420
Tradeweb Markets, Inc., Class A	58		4,294
Valmont Industries, Inc.	18		4,337
Veeva Systems, Inc., Class A*	30		7,727
Veracyte, Inc.*	32		1,725
Zscaler, Inc.*	15		2,584
Zynga, Inc., Class A*	777		7,936

			170,158

Total common stocks (Cost $195,568)			269,864

8	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS - 1.7%

INVESTMENT COMPANIES - 1.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	1,577	$1,577
Federated Treasury Obligations Fund - Institutional Class, 0.01%	1,531	1,531
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	1,531	1,531

Total short-term investments (Cost $4,639)		4,639

Total investments - 99.2% (Cost $200,207)		274,503

Other assets less liabilities - 0.8%		2,224

Total net assets - 100.0%(2)		$276,727

*	Non-income producing security.
(1)	Amount rounds to less than one.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$16,377	6.0%
Consumer Discretionary	20,781	7.5
Consumer Staples	2,306	0.8
Financials	28,198	10.3
Health Care	63,442	23.1
Industrials	47,692	17.4
Information Technology	76,689	28.0
Materials	8,445	3.1
Real Estate	2,049	0.7
Utilities	3,885	1.4
Short-Term Investments	4,639	1.7

Total investments	$274,503	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$6,303	2.3%
British pound	6,143	2.2
Canadian dollar	2,049	0.7
Danish krone	9,561	3.5
Euro	37,566	13.7
Hong Kong dollar	14,254	5.2
Japanese yen	10,110	3.7
Swiss franc	7,588	2.8
U.S. dollar	180,929	65.9

Total investments	$274,503	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	4.5%
Boston Scientific Corp.	United States	3.3
Techtronic Industries Co. Ltd.	Hong Kong	3.1
Zynga, Inc.	United States	2.9
Veeva Systems, Inc.	United States	2.8
Teledyne Technologies, Inc.	United States	2.7
Fortive Corp.	United States	2.6
First Republic Bank	United States	2.6
Atlassian Corp. plc	United States	2.5
Koninklijke DSM NV	Netherlands	2.4

Total		29.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	9

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 96.1%

ARGENTINA - 0.3%
MercadoLibre, Inc.*	1	$1,051

BELGIUM - 1.1%
UCB SA	37	3,527

BRAZIL - 0.7%
Azul SA (Preference)*	347	2,333

CANADA - 1.5%
Canadian Pacific Railway Ltd.	10	3,743
Kinaxis, Inc.*	10	1,190

		4,933

CHINA - 4.4%
China International Capital Corp. Ltd., Class H*	1,763	4,273
Chindata Group Holdings Ltd., ADR*	126	2,082
iClick Interactive Asia Group Ltd., ADR*	100	1,178
Midea Group Co. Ltd., Class A	155	1,945
NavInfo Co. Ltd., Class A	1,137	2,528
RLX Technology, Inc., ADR*	27	279
Tencent Holdings Ltd.	22	1,711
Zai Lab Ltd., ADR*	4	470

		14,466

DENMARK - 1.4%
Ascendis Pharma A/S, ADR*	25	3,195
Genmab A/S*	4	1,352

		4,547

FRANCE - 0.9%
Adevinta ASA*	34	505
BNP Paribas SA*	42	2,575

		3,080

GERMANY - 12.1%
AIXTRON SE*	233	5,289
Allianz SE	31	7,815
Auto1 Group SE*	16	879
Bayerische Motoren Werke AG	16	1,679
Brenntag SE	29	2,463
Delivery Hero SE*	17	2,252
Deutsche Boerse AG	10	1,671
Deutsche Post AG	47	2,558
GERMANY (CONTINUED)
MTU Aero Engines AG	14	3,301
Porsche Automobil Holding SE (Preference)	28	3,018
Scout24 AG	28	2,153
Siemens AG	24	3,939
Siemens Energy AG*	69	2,484
Wacker Neuson SE*	9	206

		39,707

GREECE - 0.7%
JUMBO SA	119	2,185

HONG KONG - 2.1%
AIA Group Ltd.	292	3,544
China Youzan Ltd.*	10,236	3,345

		6,889

INDIA - 1.0%
Reliance Industries Ltd.	113	3,094

IRELAND - 2.1%
CRH plc	108	5,041
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	88	1,700

		6,741

ISRAEL - 0.6%
Tremor International Ltd.*	211	2,035

ITALY - 1.0%
Intesa Sanpaolo SpA*	1,174	3,182

JAPAN - 3.9%
Hoya Corp.	28	3,247
Jeol Ltd.	171	6,784
OBIC Business Consultants Co. Ltd.	20	1,058
TeamSpirit, Inc.*	85	1,589

		12,678

NETHERLANDS - 4.5%
Argenx SE, ADR*	18	5,002
CM.com NV*	156	4,709
ING Groep NV	306	3,749
uniQure NV*	40	1,336

		14,796

10	Artisan Partners Funds

	Shares Held	Value
PORTUGAL - 0.9%
EDP - Energias de Portugal SA	508	$2,904

RUSSIA - 1.2%
MMC Norilsk Nickel PJSC, ADR	130	4,043

SOUTH KOREA - 1.1%
Coupang, Inc.*	9	448
Samsung Electronics Co. Ltd.	43	3,123

		3,571

SWEDEN - 2.4%
Nibe Industrier AB, Class B	111	3,436
Sandvik AB*	160	4,378

		7,814

SWITZERLAND - 4.8%
Adecco Group AG	31	2,109
Idorsia Ltd.*	84	2,260
LafargeHolcim Ltd.*	64	3,757
Medacta Group SA*	43	4,579
Roche Holding AG	10	3,112

		15,817

UNITED KINGDOM - 4.5%
AVEVA Group plc	92	4,342
Clarivate plc*	172	4,529
HSBC Holdings plc	608	3,556
Linde plc	8	2,266

		14,693

UNITED STATES - 42.9%
ACADIA Pharmaceuticals, Inc.*	170	4,390
Alphabet, Inc., Class A*	3	5,763
Alphabet, Inc., Class C*	1	2,869
Altair Engineering, Inc., Class A*	66	4,120
Amazon.com, Inc.*	3	9,539
American Software, Inc., Class A	102	2,118
AtriCure, Inc.*	70	4,570
Blueprint Medicines Corp.*	36	3,483
Booking Holdings, Inc.*	4	9,222
Carrier Global Corp.	149	6,280
Colfax Corp.*	93	4,053
Cornerstone Building Brands, Inc.*	39	544
Halozyme Therapeutics, Inc.*	296	12,327
Horizon Therapeutics plc*	53	4,892
Insmed, Inc.*	61	2,082
Johnson Controls International plc	171	10,188
Mastercard, Inc., Class A	13	4,526
Micron Technology, Inc.*	28	2,460
Microsoft Corp.	40	9,494
UNITED STATES (CONTINUED)
PayPal Holdings, Inc.*	1	298
SVMK, Inc.*	163	2,984
Synopsys, Inc.*	25	6,130
T-Mobile US, Inc.*	49	6,153
Ulta Beauty, Inc.*	8	2,444
Vertiv Holdings Co.	463	9,268
Vesper Healthcare Acquisition Corp., Class A*	87	944
ViewRay, Inc.*	757	3,295
Walt Disney Co. (The)*	32	5,862

		140,298

Total common stocks and equity-linked security (Cost $257,686)		314,384

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENT COMPANIES - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	3,025	3,025
Federated Treasury Obligations Fund - Institutional Class, 0.01%	2,936	2,936
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	2,937	2,937

Total short-term investments (Cost $8,898)		8,898

Total investments - 98.8% (Cost $266,584)		323,282

Other assets less liabilities - 1.2%		3,941

Total net assets - 100.0%(4)		$327,223

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,700, or 0.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	03/29/2021- 03/31/2021	$1,688	$1,700	0.5%

(3)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

Artisan Partners Funds	11

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$28,229	8.7%
Consumer Discretionary	37,190	11.5
Consumer Staples	279	0.1
Energy	3,094	1.0
Financials	33,009	10.2
Health Care	69,903	21.6
Industrials	65,812	20.4
Information Technology	58,857	18.2
Materials	15,107	4.7
Utilities	2,904	0.9
Short-Term Investments	8,898	2.7

Total investments	$323,282	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$2,333	0.7%
British pound	6,377	2.0
Canadian dollar	4,933	1.5
Chinese yuan renminbi offshore	4,473	1.3
Danish krone	1,352	0.4
Euro	69,845	21.6
Hong Kong dollar	16,429	5.1
Indian rupee	3,094	1.0
Japanese yen	12,678	3.9
Korean won	3,123	1.0
Norwegian krone	505	0.2
Swedish krona	7,814	2.4
Swiss franc	15,817	4.9
U.S. dollar	174,509	54.0

Total investments	$323,282	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Halozyme Therapeutics, Inc.	United States	3.8%
Johnson Controls International plc	United States	3.1
Amazon.com, Inc.	United States	2.9
Microsoft Corp.	United States	2.9
Vertiv Holdings Co.	United States	2.8
Booking Holdings, Inc.	United States	2.8
Alphabet, Inc.	United States	2.6
Allianz SE	Germany	2.4
Jeol Ltd.	Japan	2.1
Carrier Global Corp.	United States	1.9

Total		27.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

12	Artisan Partners Funds

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.0%

BRAZIL - 1.8%
Magazine Luiza SA	9,819	$35,030
Notre Dame Intermedica Participacoes SA*	3,970	58,469

		93,499

CANADA - 1.3%
Shopify, Inc., Class A*	62	68,065

DENMARK - 5.0%
Genmab A/S*	307	100,944
Orsted A/S	404	65,299
Vestas Wind Systems A/S	436	89,570

		255,813

GERMANY - 0.7%
Volkswagen AG (Preference)	132	36,912

HONG KONG - 6.8%
AIA Group Ltd.	5,838	70,818
Techtronic Industries Co. Ltd.	16,272	278,387

		349,205

JAPAN - 3.0%
Hoya Corp.	734	86,199
Keyence Corp.	148	67,238

		153,437

NETHERLANDS - 3.9%
Koninklijke DSM NV	665	112,461
Koninklijke Philips NV*	1,511	86,247

		198,708

SOUTH KOREA - 1.7%
LG Chem Ltd.	124	88,286

SPAIN - 3.7%
Banco Bilbao Vizcaya Argentaria SA	12,181	63,226
Iberdrola SA	9,621	123,933

		187,159

SWEDEN - 4.8%
Hexagon AB, Class B	1,019	93,995
Telefonaktiebolaget LM Ericsson, Class B	11,421	151,109

		245,104
SWITZERLAND - 5.1%
Lonza Group AG	278	155,570
UBS Group AG	6,585	101,967

		257,537

UNITED KINGDOM - 6.2%
AstraZeneca plc	2,096	209,371
London Stock Exchange Group plc	770	73,682
Reckitt Benckiser Group plc	386	34,564

		317,617

UNITED STATES - 54.0%
Activision Blizzard, Inc.	1,962	182,470
Advanced Micro Devices, Inc.*	2,127	166,970
Alphabet, Inc., Class A*	61	124,809
Aptiv plc*	885	121,984
Arista Networks, Inc.*	275	82,911
Atlassian Corp. plc, Class A*	467	98,439
Boston Scientific Corp.*	4,296	166,044
Charles Schwab Corp. (The)	1,511	98,510
Danaher Corp.	654	147,093
Dexcom, Inc.*	171	61,410
Fidelity National Information Services, Inc.	1,190	167,340
Fortive Corp.	1,947	137,515
IHS Markit Ltd.	1,631	157,810
Lowe’s Cos., Inc.	800	152,199
Lululemon Athletica, Inc.*	133	40,919
Microsoft Corp.	593	139,722
Netflix, Inc.*	200	104,487
NextEra Energy, Inc.	2,133	161,255
S&P Global, Inc.	113	40,023
Starbucks Corp.	648	70,830
TJX Cos., Inc. (The)	1,151	76,123
Uber Technologies, Inc.*	1,302	70,977
Veeva Systems, Inc., Class A*	528	137,807
Zoom Video Communications, Inc., Class A*	162	52,017

		2,759,664

Total common stocks (Cost $3,361,087)		5,011,006

SHORT-TERM INVESTMENTS - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	5,006	5,006

Artisan Partners Funds	13

	Shares Held	Value
INVESTMENT COMPANIES (CONTINUED)
Federated Treasury Obligations Fund - Institutional Class, 0.01%	4,859	$4,859
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	4,859	4,859

Total short-term investments (Cost $14,724)		14,724

Total investments - 98.3% (Cost $3,375,811)		5,025,730

Other assets less liabilities - 1.7%		86,980

Total net assets - 100.0%(1)		$5,112,710

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$411,766	8.2%
Consumer Discretionary	533,997	10.6
Consumer Staples	34,564	0.7
Financials	448,226	8.9
Health Care	1,209,154	24.0
Industrials	734,259	14.6
Information Technology	1,087,806	21.7
Materials	200,747	4.0
Utilities	350,487	7.0
Short-Term Investments	14,724	0.3

Total investments	$5,025,730	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$93,499	1.9%
British pound	317,617	6.3
Danish krone	255,813	5.1
Euro	422,779	8.4
Hong Kong dollar	349,205	6.9
Japanese yen	153,437	3.0
Korean won	88,286	1.8
Swedish krona	245,104	4.9
Swiss franc	257,537	5.1
U.S. dollar	2,842,453	56.6

Total investments	$5,025,730	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Techtronic Industries Co. Ltd.	Hong Kong	5.4%
AstraZeneca plc	United Kingdom	4.1
Activision Blizzard, Inc.	United States	3.6
Fidelity National Information Services, Inc.	United States	3.3
Advanced Micro Devices, Inc.	United States	3.3
Boston Scientific Corp.	United States	3.2
NextEra Energy, Inc.	United States	3.2
IHS Markit Ltd.	United States	3.1
Lonza Group AG	Switzerland	3.0
Lowe’s Cos., Inc.	United States	3.0

Total		35.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

14	Artisan Partners Funds

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares, warrants and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.0%

BELGIUM - 1.8%
Groupe Bruxelles Lambert SA	402	$41,655

BRAZIL - 1.3%
Telefonica Brasil SA, ADR	3,975	31,282

CANADA - 1.2%
Imperial Oil Ltd.	1,152	27,912

FRANCE - 4.5%
Danone SA	1,189	81,540
Sodexo SA*	225	21,538

		103,078
GERMANY - 3.8%
HeidelbergCement AG	974	88,457

NETHERLANDS - 4.5%
ING Groep NV	2,836	34,699
NXP Semiconductors NV	343	69,143

		103,842
SOUTH KOREA - 5.5%
Samsung Electronics Co. Ltd.	1,784	128,332

SWITZERLAND - 11.6%
Cie Financiere Richemont SA	843	80,980
Novartis AG	1,229	105,019
UBS Group AG	5,363	83,047

		269,046
UNITED KINGDOM - 8.9%
BAE Systems plc	7,586	52,813
Compass Group plc*	4,183	84,280
Lloyds Banking Group plc*	68,463	40,146
Tesco plc	8,848	27,915

		205,154
UNITED STATES - 50.9%
Advance Auto Parts, Inc.	167	30,733
Alphabet, Inc., Class A*	40	82,664
Alphabet, Inc., Class C*	7	13,632
American Express Co.	555	78,446
Anthem, Inc.	319	114,356
Bank of New York Mellon Corp. (The)	1,876	88,694
Berkshire Hathaway, Inc., Class B*	282	72,021
Booking Holdings, Inc.*	30	68,973
Citigroup, Inc.	1,122	81,640
UNITED STATES (CONTINUED)
Cognizant Technology Solutions Corp., Class A	1,118	87,377
DENTSPLY SIRONA, Inc.	1,258	80,282
Expedia Group, Inc.*	468	80,545
Facebook, Inc., Class A*	298	87,767
FedEx Corp.	113	32,048
Marsh & McLennan Cos., Inc.	474	57,703
Progressive Corp. (The)	512	48,980
Southwest Airlines Co.*	881	53,802
Visa, Inc., Class A	87	18,341

		1,178,004

Total common stocks (COST $1,469,143)		2,176,762

SHORT-TERM INVESTMENTS - 5.2%

INVESTMENT COMPANIES - 5.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	40,871	40,871
Federated Treasury Obligations Fund - Institutional Class, 0.01%	39,669	39,669
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	39,669	39,669

Total short-term investments (Cost $120,209)		120,209

	No. of Warrants
WARRANTS - 0.0%(1)

SWITZERLAND - 0.0%(1)
Cie Financiere Richemont SA, expiring 11/22/2023, strike price CHF 67 (Cost $7)*	1,873	713

Total investments - 99.2% (Cost $1,589,359)		2,297,684

Other assets less liabilities - 0.8%		17,832

Total net assets - 100.0%(2)		$2,315,516

*	Non-income producing security.
(1)	Amount rounds to less than 0.1%.
(2)	Percentages for the various classifications relate to total net assets.

Artisan Partners Funds	15

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

CHF - Swiss franc

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$215,345	9.4%
Consumer Discretionary	367,762	16.0
Consumer Staples	109,455	4.8
Energy	27,912	1.2
Financials	627,031	27.3
Health Care	299,657	13.0
Industrials	138,663	6.0
Information Technology	303,193	13.2
Materials	88,457	3.9
Short-Term Investments	120,209	5.2

Total investments	$2,297,684	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$205,154	8.9%
Canadian dollar	27,912	1.2
Euro	267,889	11.7
Korean won	128,332	5.6
Swiss franc	269,759	11.7
U.S. dollar	1,398,638	60.9

Total investments	$2,297,684	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	5.5%
Anthem, Inc.	United States	4.9
Novartis AG	Switzerland	4.5
Alphabet, Inc.	United States	4.2
Bank of New York Mellon Corp. (The)	United States	3.8
HeidelbergCement AG	Germany	3.8
Facebook, Inc.	United States	3.8
Cognizant Technology Solutions Corp.	United States	3.8
Compass Group plc	United Kingdom	3.6
UBS Group AG	Switzerland	3.6

Total		41.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

16	Artisan Partners Funds

ARTISAN HIGH INCOME FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 64.4%

ADVERTISING - 0.3%
Terrier Media Buyer, Inc. 8.88%, 12/15/2027(1)	$15,947	$17,160

AEROSPACE/DEFENSE - 0.5%
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028(1)	32,372	32,920

AIRLINES - 1.7%
Delta Air Lines, Inc.
2.90%, 10/28/2024	14,049	14,048
7.38%, 1/15/2026	25,381	29,678
4.38%, 4/19/2028	11,088	11,447
3.75%, 10/28/2029	48,403	47,194

		102,367
AUTO MANUFACTURERS - 0.8%
Tesla, Inc. 5.30%, 8/15/2025(1)	46,417	48,162

CHEMICALS - 0.7%
Methanex Corp.
5.13%, 10/15/2027(2)	16,277	16,643
5.25%, 12/15/2029(2)	21,552	22,229
5.65%, 12/1/2044(2)	4,854	4,830

		43,702
COMMERCIAL SERVICES - 0.3%
Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/2024(1)	17,496	18,913

DISTRIBUTION/WHOLESALE - 0.8%
Core & Main Holdings LP
8.63% Cash, 9.38% PIK, 9/15/2024(1)(3)	20,971	21,286
Core & Main LP 6.13%, 8/15/2025(1)	30,000	30,790

		52,076
DIVERSIFIED FINANCIAL SERVICES - 6.4%
AG Issuer LLC 6.25%, 3/1/2028(1)	40,713	42,596
Alliance Data Systems Corp. 7.00%, 1/15/2026(1)	30,480	32,620
NFP Corp. 6.88%, 8/15/2028(1)	156,755	162,633
VistaJet Malta Finance plc 10.50%, 6/1/2024(1)(2)	149,977	163,475

		401,324
ENGINEERING & CONSTRUCTION - 1.9%
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	31,265	31,539
New Enterprise Stone & Lime Co., Inc. 9.75%, 7/15/2028(1)	14,000	15,680
Tutor Perini Corp. 6.88%, 5/1/2025(1)	68,769	71,111

		118,330
ENTERTAINMENT - 0.1%
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025(1)	3,754	4,080

FOOD - 1.1%
H-Food Holdings LLC 8.50%, 6/1/2026(1)	67,451	68,969

FOREST PRODUCTS & PAPER - 0.3%
SpA Holdings 3 Oy 4.88%, 2/4/2028(1)(2)	17,834	17,878

HAND/MACHINE TOOLS - 0.8%
Werner FinCo. LP 8.75%, 7/15/2025(1)	46,856	48,965

HEALTHCARE-SERVICES - 1.3%
Surgery Center Holdings, Inc.
6.75%, 7/1/2025(1)	8,955	9,154
10.00%, 4/15/2027(1)	64,776	71,415

		80,569
HOME BUILDERS - 0.7%
PulteGroup, Inc. 7.88%, 6/15/2032	29,000	40,801

INSURANCE - 6.8%
Acrisure LLC
7.00%, 11/15/2025(1)	77,212	79,721
10.13%, 8/1/2026(1)	64,367	74,165
Aon Corp. 8.21%, 1/1/2027	29,945	39,298
Ardonagh Midco 2 plc
11.50% Cash, 12.75% PIK, 1/15/2027(1)(2)(3)	105,950	110,515
AssuredPartners, Inc. 7.00%, 8/15/2025(1)	29,143	30,122
GTCR AP Finance, Inc. 8.00%, 5/15/2027(1)	46,257	49,668
Highlands Holdings Bond Issuer Ltd.
7.63% Cash, 8.38% PIK, 10/15/2025(1)(2)(3)	16,196	17,370
HUB International Ltd. 7.00%, 5/1/2026(1)	19,244	19,983

		420,842
INTERNET - 1.0%
Cars.com, Inc. 6.38%, 11/1/2028(1)	19,420	20,245

Artisan Partners Funds	17

	Principal Amount	Value
INTERNET (CONTINUED)
Expedia Group, Inc.
6.25%, 5/1/2025(1)	$19,492	$22,547
4.63%, 8/1/2027(1)	3,000	3,338
3.25%, 2/15/2030	18,196	18,313

		64,443
IRON/STEEL - 0.9%
Big River Steel LLC 6.63%, 1/31/2029(1)	52,671	57,369

LEISURE TIME - 5.4%
Carnival Corp.
11.50%, 4/1/2023(1)	44,233	50,702
10.50%, 2/1/2026(1)	44,000	51,755
7.63%, 3/1/2026(1)	38,650	41,522
5.75%, 3/1/2027(1)	43,824	44,974
NCL Corp. Ltd.
12.25%, 5/15/2024(1)	38,134	46,195
3.63%, 12/15/2024(1)	879	830
5.88%, 3/15/2026(1)	47,354	47,827
NCL Finance Ltd. 6.13%, 3/15/2028(1)	12,724	12,963
Royal Caribbean Cruises Ltd. 5.50%, 4/1/2028(1)	35,497	35,674
Viking Cruises Ltd. 7.00%, 2/15/2029(1)	2,697	2,777
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029(1)	2,697	2,725

		337,944
LODGING - 2.0%
Boyd Gaming Corp.
8.63%, 6/1/2025(1)	18,541	20,618
6.38%, 4/1/2026	31,481	32,504
6.00%, 8/15/2026	7,414	7,719
Full House Resorts, Inc. 8.25%, 2/15/2028(1)	4,679	4,985
Marriott International, Inc. Series X, 4.00%, 4/15/2028	12,213	13,005
Series AA, 4.65%, 12/1/2028	27,973	31,197
4.50%, 10/1/2034	9,000	9,577

		119,605
MEDIA - 3.6%
CCO Holdings LLC
5.50%, 5/1/2026(1)	30,580	31,537
4.25%, 2/1/2031(1)	14,000	14,031
Charter Communications Operating LLC 6.38%, 10/23/2035	40,408	52,328
CSC Holdings LLC
5.88%, 9/15/2022	47,077	49,709
5.25%, 6/1/2024	15,676	16,910
Sinclair Television Group, Inc.
5.88%, 3/15/2026(1)	7,138	7,263
5.50%, 3/1/2030(1)	10,046	9,770
Ziggo BV 5.50%, 1/15/2027(1)(2)	41,620	43,337

		224,885
MINING - 1.1%
Compass Minerals International, Inc.
4.88%, 7/15/2024(1)	10,392	10,771
6.75%, 12/1/2027(1)	52,402	56,070

		66,841
MISCELLANEOUS MANUFACTURING - 5.3%
General Electric Co.
Series D, (ICE LIBOR USD 3 Month + 3.33%), 3.51%, 6/15/2021(4)(5)	87,996	83,156
6.75%, 3/15/2032	143,917	192,758
6.88%, 1/10/2039	38,671	54,385

		330,299
OFFICE FURNISHINGS - 0.1%
Interface, Inc.
5.50%, 12/1/2028(1)	8,845	9,144

OIL & GAS - 5.1%
Centennial Resource Production LLC
5.38%, 1/15/2026(1)	17,826	15,687
6.88%, 4/1/2027(1)	6,845	6,092
Chesapeake Energy Corp.
5.50%, 2/1/2026(1)	4,451	4,633
5.88%, 2/1/2029(1)	223	236
Comstock Resources, Inc.
7.50%, 5/15/2025(1)	11,113	11,530
9.75%, 8/15/2026	31,431	34,181
6.75%, 3/1/2029(1)	40,253	41,259
Endeavor Energy Resources LP
6.63%, 7/15/2025(1)	6,885	7,358
5.50%, 1/30/2026(1)	8,288	8,601
5.75%, 1/30/2028(1)	33,200	35,070
EQT Corp.
7.63%, 2/1/2025	12,860	14,800
3.90%, 10/1/2027	11,956	12,195
Laredo Petroleum, Inc.
9.50%, 1/15/2025	29,250	28,155
10.13%, 1/15/2028	34,250	32,829
Matador Resources Co. 5.88%, 9/15/2026	49,765	48,459
Range Resources Corp.
5.00%, 8/15/2022	9,500	9,668
5.00%, 3/15/2023	5,000	5,081

		315,834
PACKAGING & CONTAINERS - 1.2%
LABL Escrow Issuer LLC
6.75%, 7/15/2026(1)	18,786	20,125
10.50%, 7/15/2027(1)	26,533	29,547
Plastipak Holdings, Inc. 6.25%, 10/15/2025(1)	25,924	26,669

		76,341

18	Artisan Partners Funds

	Principal Amount	Value
REAL ESTATE - 2.4%
Realogy Group LLC
4.88%, 6/1/2023(1)	$71,475	$73,441
7.63%, 6/15/2025(1)	19,776	21,591
9.38%, 4/1/2027(1)	37,796	41,858
5.75%, 1/15/2029(1)	13,307	13,124

		150,014
REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.2%
Host Hotels & Resorts LP
Series F, 4.50%, 2/1/2026	19,405	21,008
Series H, 3.38%, 12/15/2029	44,500	44,156
Series I, 3.50%, 9/15/2030	20,500	20,581
Park Intermediate Holdings LLC 7.50%, 6/1/2025(1)	29,071	31,773
5.88%, 10/1/2028(1)	20,000	21,205
RHP Hotel Properties LP 4.75%, 10/15/2027	6,534	6,688
Uniti Group LP 7.13%, 12/15/2024(1)	57,971	59,638
7.88%, 2/15/2025(1)	16,700	18,048
XHR LP 6.38%, 8/15/2025(1)	26,395	27,880

		250,977
RETAIL - 6.2%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	11,681	11,949
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025(1)	66,652	68,152
Brinker International, Inc. 3.88%, 5/15/2023	1,000	1,015
5.00%, 10/1/2024(1)	23,010	24,017
Dave & Buster’s, Inc. 7.63%, 11/1/2025(1)	45,698	48,840
Michaels Stores, Inc. 8.00%, 7/15/2027(1)	19,691	21,759
Nordstrom, Inc.
4.00%, 3/15/2027	17,331	17,766
4.38%, 4/1/2030	55,622	56,942
4.25%, 8/1/2031(1)(6)	9,037	9,030
5.00%, 1/15/2044	98,226	95,403
Specialty Building Products Holdings LLC 6.38%, 9/30/2026(1)	13,406	13,842
Yum! Brands, Inc.(6) 4.63%, 1/31/2032	10,701	10,915

		379,630
SOFTWARE - 0.8%
Ascend Learning LLC 6.88%, 8/1/2025(1)	20,719	21,237
Castle US Holding Corp. 9.50%, 2/15/2028(1)	28,500	29,070

		50,307
TELECOMMUNICATIONS - 0.6%
Altice France Holding SA 10.50%, 5/15/2027(1)(2)	4,564	5,133
TELECOMMUNICATIONS (CONTINUED)
6.00%, 2/15/2028(1)(2)	29,473	29,040

		34,173

Total corporate bonds (Cost $3,643,066)		3,984,864

BANK LOANS - 29.0%

ADVERTISING - 0.2%
Terrier Media Buyer, Inc. First Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.61%, 12/17/2026(5)	15,286	15,135

AEROSPACE/DEFENSE - 0.6%
Dynasty Acquisition Co., Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.70%, 4/6/2026(5)	6,393	6,186
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 6/19/2026(5)	25,532	24,252
Standard Aero Ltd. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.70%, 4/6/2026(5)	3,437	3,325

		33,763
BEVERAGES - 0.3%
City Brewing Co. LLC Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 4/5/2028(5)	18,270	18,224

BUILDING MATERIALS - 0.0%(7)
MI Windows and Doors, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/18/2027(5)	2,943	2,952

CHEMICALS - 0.6%
CPC Acquisition Corp. First Lien Term Loan (ICE LIBOR + 3.75%), 4.50%, 12/29/2027(5)	23,472	23,453
Emerald Performance Materials LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 8/12/2025(5)	14,925	14,925

		38,378
COMMERCIAL SERVICES - 3.8%
Ankura Consulting Group LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 3/17/2028(5)	44,573	44,183
Ankura Consulting Group LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 8.00%), 8.75%, 3/12/2029(5)	17,830	17,830

Artisan Partners Funds	19

	Principal Amount	Value
COMMERCIAL SERVICES (CONTINUED)
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.20%, 5/21/2026(5)	$27,555	$26,957
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 12/22/2025(5)	65,396	66,949
Spin Holdco, Inc. Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028(5)	62,460	61,880
USS Ultimate Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 8/25/2024(5)	19,731	19,729

		237,528
DISTRIBUTION/WHOLESALE - 0.3%
Core & Main LP First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 8/1/2024(5)	18,052	17,965

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Advisor Group Holdings, Inc. First Lien Term Loan B1 (ICE LIBOR USD 1 Month + 4.50%), 4.61%, 7/31/2026(5)	12,261	12,246

ENTERTAINMENT - 0.1%
SeaWorld Parks & Entertainment, Inc. First Lien Term Loan B5 (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 4/1/2024(5)	6,458	6,342

FOOD - 1.3%
Shearer’s Foods LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/23/2027(5)	79,613	79,401

FOOD SERVICE - 2.5%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 2/1/2023(5)	90,104	87,915
TKC Holdings, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 8.00%), 9.00%, 2/1/2024(5)	70,932	65,597

		153,512
FOREST PRODUCTS & PAPER - 0.1%
Spa Holdings 3 Oy Term Loan B (ICE LIBOR USD 6 Month + 4.00%), 4.75%, 2/4/2028(5)	8,919	8,897

HEALTHCARE-SERVICES - 1.8%
Cambrex Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 12/4/2026(5)	16,384	16,363
HEALTHCARE-SERVICES (CONTINUED)
Heartland Dental LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.61%, 4/30/2025(5)	31,231	30,660
Surgery Center Holdings, Inc. First Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.25%, 9/3/2024(5)	47,588	47,075
(ICE LIBOR USD 1 Month + 8.00%), 9.00%, 9/3/2024(5)	12,111	12,345

		106,443
INSURANCE - 0.5%
Acrisure LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.70%, 2/15/2027(5)	19,779	19,516
Asurion LLC First Lien Term Loan B9 (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 7/31/2027(5)	13,560	13,455

		32,971
INTERNET - 1.7%
Arches Buyer, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(5)	58,124	57,659
Barracuda Networks, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 10/30/2028(5)	33,815	34,364
CNT Holdings I Corp. Second Lien Term Loan (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 11/6/2028(5)	12,878	13,007

		105,030
LEISURE TIME - 1.3%
Carnival Corp., First Lien Term Loan B (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 6/30/2025(5)	48,553	50,010
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.25%), 7.00%, 2/9/2026(5)	33,739	34,102

		84,112
MACHINERY-DIVERSIFIED - 0.3%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 12/11/2024(5)	16,105	15,645

METAL FABRICATE/HARDWARE - 0.1%
US Tailwind Smith Cooper Intermediate Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 5.11%, 5/28/2026(5)	7,169	6,995

20	Artisan Partners Funds

	Principal Amount	Value
MISCELLANEOUS MANUFACTURING - 0.1%
Utex Industries, Inc.
(ICE LIBOR USD 1 Month + 7.00%), 8.50%, 12/3/2024(5)(8)	$3,706	$3,706
(ICE LIBOR USD 1 Month + 3.75%), 5.25%, 12/3/2025(5)(8)	2,347	2,253

		5,959
PHARMACEUTICALS - 0.5%
Lanai Holdings III, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 5.75%, 8/29/2022(5)	34,065	33,810

RETAIL - 1.8%
Fogo De Chao, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 4/7/2025(5)	17,216	16,125
LBM Acquisition LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027(5)	25,993	25,868
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 9/6/2024(5)	44,395	44,160
Zaxby’s Operating Co., LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/28/2027(5)	15,305	15,278
Zaxby’s Operating Co., LP Second Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 7.25%, 12/28/2028(5)	8,865	8,954

		110,385
SOFTWARE - 8.8%
Applied Systems, Inc. First Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 3.50%, 9/19/2024(5)	21,959	21,860
(ICE LIBOR USD 3 Month + 3.00%), 5.25%, 9/19/2024(5)	306	305
Applied Systems, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 6.25%, 9/19/2025(5)	35,110	35,286
AQA Acquisition Holding, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 3/3/2028(5)	9,710	9,716
athenahealth, Inc. First Lien Term Loan B1 (ICE LIBOR USD 3 Month + 4.25%), 4.45%, 2/11/2026(5)	3,163	3,166
Castle US Holding Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.95%, 1/29/2027(5)	4,958	4,896
CommerceHub, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/29/2027(5)	22,658	22,672
SOFTWARE (CONTINUED)
CommerceHub, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.75%, 12/29/2028(5)	10,610	10,835
Constant Contact, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.25%, 2/12/2029(5)	28,018	27,598
Epicor Software Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 7/30/2027(5)	39,800	39,654
Epicor Software Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 8.75%, 7/31/2028(5)	9,250	9,539
Finastra USA, Inc. First Lien Term Loan B (ICE LIBOR USD 6 Month + 3.50%), 4.50%, 6/13/2024(5)	46,645	45,667
Informatica LLC Second Lien Term Loan 7.13%, 2/25/2025	27,490	28,057
Ivanti Software, Inc. First Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/1/2027(5)	48,550	48,692
(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/2027(5)	13,381	13,307
Omnitracs LLC First Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.36%, 3/21/2025(5)	26,583	26,340
Renaissance Holdings Corp. First Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 5/30/2025(5)	70,820	68,990
Renaissance Holdings Corp. Second Lien Term Loan
(ICE LIBOR USD 1 Month + 7.00%), 7.11%, 5/29/2026(5)	36,536	36,390
UKG, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026(5)	44,547	44,547
UKG, Inc. Second Lien Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/2027(5)	17,980	18,385
Virgin Pulse, Inc. Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 4/6/2028(5)	29,446	29,225

		545,127
TELECOMMUNICATIONS - 1.5%
Altice France SA First Lien Term Loan B11
(ICE LIBOR USD 1 Month + 2.75%), 2.86%, 7/31/2025(2)(5)	21,774	21,327
Delta Topco, Inc. First Lien Term Loan B
(ICE LIBOR USD 6 Month + 3.75%), 4.50%, 12/1/2027(5)	37,915	37,834

Artisan Partners Funds	21

	Principal Amount	Value
TELECOMMUNICATIONS (CONTINUED)
Delta Topco, Inc. Second Lien Term Loan
(ICE LIBOR USD 3 Month + 7.25%), 8.00%, 12/1/2028(5)	$31,739	$32,414

		91,575
TRANSPORTATION - 0.6%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 5.61%, 8/4/2025(5)	26,552	24,428
(ICE LIBOR USD 3 Month + 5.50%), 5.69%, 8/4/2025(5)	6,659	6,127
(ICE LIBOR USD 3 Month + 5.50%), 5.70%, 8/4/2025(5)	441	405
(ICE LIBOR USD 3 Month + 5.50%), 5.71%, 8/4/2025(5)	5,986	5,507

		36,467

Total bank loans (Cost $1,779,899)		1,798,862

	Shares Held
COMMON STOCKS - 0.8%

MISCELLANEOUS MANUFACTURING - 0.3%
Utex Equity*(8)(9)	364	14,923

OIL, GAS & CONSUMABLE FUELS - 0.5%
EP Energy Corp.*(8)(9)	449	32,683

Total common stocks (Cost $19,112)		47,606

	Principal Amount
CONVERTIBLE BONDS - 0.1%

DIVERSIFIED FINANCIAL SERVICES - 0.0%(7)
EZCORP, Inc. 2.88%, 7/1/2024	$875	802

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Uniti Fiber Holdings, Inc. 4.00%, 6/15/2024(1)	4,625	5,582

Total convertible bonds (Cost $5,284)		6,384

	Shares Held
SHORT-TERM INVESTMENTS - 5.8%

INVESTMENT COMPANIES - 5.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	122,801	122,801
Federated Treasury Obligations Fund - Institutional Class, 0.01%	119,189	119,189
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	119,189	119,189

Total short-term investments (Cost $361,179)		361,179

Total investments - 100.1% (Cost $5,808,540)		6,198,895

Other assets less liabilities - (0.1%)		(8,104)

Total net assets - 100.0%(10)		$6,190,791

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	U.S. dollar
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	U.S. dollar
Altice France SA First Lien Term Loan B11, 2.86%, 7/31/2025	France	U.S. dollar
Ardonagh Midco 2 plc, 11.50%, 1/15/2027	United Kingdom	U.S. dollar
Highlands Holdings Bond Issuer Ltd., 7.63%, 10/15/2025	Bermuda	U.S. dollar
Methanex Corp., 5.65%, 12/1/2044	Canada	U.S. dollar
Methanex Corp., 5.25%, 12/15/2029	Canada	U.S. dollar
Methanex Corp., 5.13%, 10/15/2027	Canada	U.S. dollar
SpA Holdings 3 Oy, 4.88%, 2/4/2028	Finland	U.S. dollar
VistaJet Malta Finance plc, 10.50%, 6/1/2024	Switzerland	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(3)	Payment in-kind security.
(4)	Perpetual security. The rate reflected was the rate in effect on March 31, 2021. The maturity date reflects the next call date.

22	Artisan Partners Funds

(5)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
(6)	When-issued security.
(7)	Amount rounds to less than 0.1%.
(8)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $53,565, or 0.9% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(9)	Defaulted securities.
(10)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - U.S. dollar

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $5,780 or 0.1% of the total net assets as of March 31, 2021, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized (Depreciation)
LBM Acquisition LLC First Lien Term Loan	$5,780	$5,748	$(32)

	$5,780	$5,748	$(32)

FUTURES CONTRACTS
Dollar values in thousands

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation
Short Positions Contracts
U.S. Treasury 10 Year Note	(2,104)	6/21/2021	USD	$210,400	$(275,493)	$10,348
U.S. Treasury Long Bond	(293)	6/21/2021	USD	29,300	(45,296)	3,314

						$13,662

USD - U.S. Dollar

The Fund has recorded an asset of $654 as of March 31, 2021, related to the current day’s variation margin related to these contracts.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
General Electric Co.	United States	5.3%
Carnival Corp.	United States	3.1
Nordstrom, Inc.	United States	2.9
VistaJet Malta Finance plc	Switzerland	2.6
NFP Corp.	United States	2.6
Acrisure LLC	United States	2.5
TKC Holdings, Inc.	United States	2.5
Realogy Group LLC	United States	2.4
Surgery Center Holdings, Inc.	United States	2.3
Ardonagh Midco 2 plc	United Kingdom	1.8

Total		28.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	23

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 99.5%

ARGENTINA - 0.3%
MercadoLibre, Inc.*	22	$33,036

BELGIUM - 1.6%
UCB SA	1,639	155,871

BRAZIL - 0.7%
Azul SA (Preference)*	10,612	71,455

CANADA - 2.1%
Canadian Pacific Railway Ltd.	435	166,050
Kinaxis, Inc.*	318	37,134

		203,184
CHINA - 4.9%
Alibaba Group Holding Ltd., ADR*	543	123,047
China International Capital Corp. Ltd., Class H*	32,675	79,185
Midea Group Co. Ltd., Class A	8,574	107,555
Prosus NV*	73	8,076
RLX Technology, Inc., ADR*	780	8,079
Tencent Holdings Ltd.	1,732	135,877
Zai Lab Ltd., ADR*	105	14,068

		475,887
DENMARK - 4.5%
Ascendis Pharma A/S, ADR*	851	109,641
DSV Panalpina A/S	592	116,152
Genmab A/S*	648	213,348

		439,141
FRANCE - 6.8%
Adevinta ASA*	1,165	17,153
Air Liquide SA	1,654	270,230
BNP Paribas SA*	4,426	269,246
Capgemini SE	624	106,227

		662,856
GERMANY - 20.5%
Allianz SE	967	246,100
Auto1 Group SE*	476	26,961
Bayerische Motoren Werke AG	511	52,965
Brenntag SE	1,010	86,249
Delivery Hero SE*	679	88,026
Deutsche Boerse AG	2,228	370,148
Deutsche Post AG	1,484	81,287
Deutsche Telekom AG	13,913	280,148
MTU Aero Engines AG	520	122,346
Porsche Automobil Holding SE (Preference)	659	69,905
GERMANY (CONTINUED)
Siemens AG	1,402	230,182
Siemens Energy AG*	2,480	89,023
Volkswagen AG (Preference)	881	246,514

		1,989,854
HONG KONG - 3.9%
AIA Group Ltd.	31,269	379,290

INDIA - 1.2%
Reliance Industries Ltd.	4,290	117,528

IRELAND - 4.7%
CRH plc	3,664	171,728
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	14,674	284,710

		456,438
ISRAEL - 2.9%
Nice Ltd., ADR*	1,297	282,637

ITALY - 1.0%
Intesa Sanpaolo SpA*	36,387	98,590

JAPAN - 3.1%
Hoya Corp.	1,068	125,469
Sony Group Corp.	1,696	177,554

		303,023
NETHERLANDS - 5.3%
Argenx SE, ADR*	460	126,790
ING Groep NV	9,720	118,913
Koninklijke DSM NV	1,580	267,299

		513,002
PORTUGAL - 1.1%
EDP - Energias de Portugal SA	18,573	106,073

RUSSIA - 1.5%
MMC Norilsk Nickel PJSC, ADR	4,685	146,071

SOUTH KOREA - 2.3%
Coupang, Inc.*	273	13,459
Samsung Electronics Co. Ltd.	2,896	208,260

		221,719
SWEDEN - 1.5%
Sandvik AB*	5,140	140,428

SWITZERLAND - 10.1%
Adecco Group AG	1,218	82,033

24	Artisan Partners Funds

	Shares Held	Value
SWITZERLAND (CONTINUED)
Idorsia Ltd.*	2,794	$74,895
LafargeHolcim Ltd.*	2,314	136,000
Lonza Group AG	165	92,194
Medacta Group SA*	548	58,870
Nestle SA	1,686	187,929
Roche Holding AG	1,012	326,942
Temenos AG	172	24,816

		983,679
TAIWAN - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,340	192,149

UNITED KINGDOM - 9.5%
AVEVA Group plc	2,999	141,501
Barclays plc	78,959	202,378
HSBC Holdings plc	18,984	111,109
International Consolidated Airlines Group SA*	33,302	91,040
Linde plc	1,353	378,952

		924,980
UNITED STATES - 8.0%
Accenture plc, Class A	310	85,735
Alphabet, Inc., Class A*	86	177,616
Alphabet, Inc., Class C*	39	80,801
Amazon.com, Inc.*	80	247,421
Aon plc, Class A	827	190,298

		781,871

Total common stocks and equity-linked security (Cost $7,205,697)		9,678,762

SHORT-TERM INVESTMENTS - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	3,138	3,138
Federated Treasury Obligations Fund - Institutional Class, 0.01%	3,045	3,045
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	3,045	3,045

Total short-term investments (Cost $9,228)		9,228

Total investments - 99.6% (Cost $7,214,925)		9,687,990

Other assets less liabilities - 0.4%		34,697

Total net assets - 100.0%(4)		$9,722,687

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $284,710, or 2.9% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 03/31/2021	$231,012	$284,710	2.9%

(3)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$691,595	7.1%
Consumer Discretionary	1,194,519	12.4
Consumer Staples	196,008	2.0
Energy	117,528	1.2
Financials	2,349,967	24.3
Health Care	1,298,088	13.4
Industrials	1,276,245	13.2
Information Technology	1,078,459	11.1
Materials	1,370,280	14.1
Utilities	106,073	1.1
Short-Term Investments	9,228	0.1

Total investments	$9,687,990	100.0%

Artisan Partners Funds	25

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$71,455	0.7%
British pound	434,919	4.5
Canadian dollar	203,184	2.1
Chinese yuan renminbi offshore	107,555	1.1
Danish krone	329,500	3.4
Euro	3,941,059	40.7
Hong Kong dollar	705,461	7.3
Indian rupee	117,528	1.2
Japanese yen	303,023	3.1
Korean won	208,260	2.1
New Taiwan dollar	192,149	2.0
Norwegian krone	17,153	0.2
Swedish krona	140,428	1.4
Swiss franc	983,679	10.2
U.S. dollar	1,932,637	20.0

Total investments	$9,687,990	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
AIA Group Ltd.	Hong Kong	3.9%
Linde plc	United Kingdom	3.9
Deutsche Boerse AG	Germany	3.8
Roche Holding AG	Switzerland	3.4
Ryanair Holdings plc	Ireland	2.9
Nice Ltd.	Israel	2.9
Deutsche Telekom AG	Germany	2.9
Air Liquide SA	France	2.8
BNP Paribas SA	France	2.8
Koninklijke DSM NV	Netherlands	2.7

Total		32.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

26	Artisan Partners Funds

ARTISAN INTERNATIONAL SMALL-MID FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.9%

BRAZIL - 1.7%
Afya Ltd., Class A*	1,238	$23,023
Notre Dame Intermedica Participacoes SA*	1,170	17,225
Petrobras Distribuidora SA	7,941	31,037
Rumo SA*	6,372	22,811

		94,096
CANADA - 3.8%
Altus Group Ltd.	1,242	59,738
CAE, Inc.*	2,829	80,600
Descartes Systems Group, Inc. (The)*	641	39,093
Kinaxis, Inc.*	296	34,556

		213,987
CHINA - 0.5%
I-Mab, ADR*	598	29,002

COSTA RICA - 0.3%
Establishment Labs Holdings, Inc.*	252	15,751

DENMARK - 5.5%
ALK-Abello A/S*	72	27,300
Ambu A/S, Class B	1,442	67,701
Carlsberg A/S, Class B	185	28,480
DSV Panalpina A/S	356	69,938
Genmab A/S*	162	53,357
SimCorp A/S	172	21,243
Vestas Wind Systems A/S	198	40,700

		308,719
FINLAND - 3.3%
BasWare OYJ*	487	20,926
Metso Outotec OYJ*	11,029	122,933
Revenio Group OYJ	232	13,744
Vaisala OYJ, Class A	678	25,314

		182,917
FRANCE - 1.8%
Atos SE	605	47,212
Lectra	1,684	55,691

		102,903
GERMANY - 6.6%
AIXTRON SE*(1)	5,083	115,488
Carl Zeiss Meditec AG	143	21,529
Hamburger Hafen und Logistik AG	1,192	26,390
Hypoport SE*	55	29,369
KION Group AG	328	32,387
MorphoSys AG*	1,067	92,939
GERMANY (CONTINUED)
New Work SE	36	9,233
Symrise AG	331	40,156

		367,491
ICELAND - 0.6%
Ossur HF*	4,710	32,563

INDIA - 1.9%
IndiaMart InterMesh Ltd.*	510	53,938
WNS Holdings Ltd., ADR*	697	50,504

		104,442
ISRAEL - 6.8%
Compugen Ltd.*	525	4,509
Kornit Digital Ltd.*	1,216	120,514
Max Stock Ltd.*	4,823	19,403
Nice Ltd., ADR*	659	143,541
Radware Ltd.*	2,177	56,775
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	208	13,525
Tel Aviv Stock Exchange Ltd.	3,931	24,291

		382,558
ITALY - 0.7%
Davide Campari-Milano NV	3,423	38,346

JAPAN - 16.1%
Azbil Corp.	2,147	92,387
Carenet, Inc.(1)	777	33,911
CKD Corp.	3,331	69,402
Daikokutenbussan Co. Ltd.	400	26,293
en-japan, Inc.	141	4,346
eSOL Co. Ltd.	356	4,045
Fujitec Co. Ltd.	2,525	53,773
Hennge KK*	501	33,464
Jeol Ltd.	1,135	44,999
Kitanotatsujin Corp.	2,732	15,718
Kobe Bussan Co. Ltd.	1,094	29,282
MedPeer, Inc.*	549	32,427
Morinaga & Co. Ltd.	867	30,969
Morinaga Milk Industry Co. Ltd.	511	26,874
OBIC Business Consultants Co. Ltd.	207	10,827
Obic Co. Ltd.	194	35,353
Raccoon Holdings, Inc.(1)	2,084	50,881
Rohm Co. Ltd.	466	45,495
Roland Corp.	828	29,875
Sagami Rubber Industries Co. Ltd.	437	4,437
SG Holdings Co. Ltd.	4,763	109,131

Artisan Partners Funds	27

	Shares Held	Value
JAPAN (CONTINUED)
TechMatrix Corp.	1,811	$32,167
Temairazu, Inc.(1)	350	16,695
Toshiba Corp.	1,731	58,471
Ubicom Holdings, Inc.	379	10,537

		901,759
NETHERLANDS - 2.4%
Argenx SE*	85	23,490
IMCD NV	406	56,420
Koninklijke DSM NV	312	52,811

		132,721
SINGAPORE - 0.4%
XP Power Ltd.	345	22,364

SPAIN - 0.9%
Almirall SA	3,153	47,803

SWEDEN - 3.1%
AAK AB	2,348	53,142
Cantargia AB*	113	400
Elekta AB, Class B	3,968	51,453
Fortnox AB	1,055	46,970
Oncopeptides AB*	1,469	24,388

		176,353
SWITZERLAND - 7.1%
Alcon, Inc.*	1,310	91,737
Baloise Holding AG	337	57,387
Barry Callebaut AG	16	37,215
Belimo Holding AG	5	42,389
Burckhardt Compression Holding AG	61	20,352
Comet Holding AG	153	35,173
Lonza Group AG	43	24,181
Siegfried Holding AG*	59	48,769
Tecan Group AG	96	42,686

		399,889
THAILAND - 1.0%
Fabrinet*	643	58,106

UNITED KINGDOM - 19.1%
ASOS plc*	1,045	79,753
AVEVA Group plc	1,134	53,500
B&M European Value Retail SA	5,431	39,514
Balfour Beatty plc*	6,768	27,542
boohoo Group plc*	15,117	70,856
Britvic plc	3,188	36,811
ConvaTec Group plc	30,737	83,097
Electrocomponents plc	6,467	88,531
Ergomed plc*	1,211	20,042
Fevertree Drinks plc	955	28,186
HomeServe plc	2,776	45,956
Howden Joinery Group plc*	6,222	62,876
UNITED KINGDOM (CONTINUED)
JD Sports Fashion plc*	4,443	50,511
JET2 plc*	5,095	89,061
Orchard Therapeutics plc, ADR*	895	6,495
Orchard Therapeutics plc*(2)(3)(4)	3,497	23,749
Oxford Biomedica plc*	1,755	23,027
Rotork plc	19,434	95,539
SSP Group plc*	3,184	16,348
St James’s Place plc	3,161	55,514
Trainline plc*	6,915	43,759
YouGov plc	1,944	26,866

		1,067,533
UNITED STATES - 14.3%
Acceleron Pharma, Inc.*	167	22,662
Agilysys, Inc.*	699	33,502
Alkermes plc*	2,033	37,984
Alnylam Pharmaceuticals, Inc.*	155	21,894
BioCryst Pharmaceuticals, Inc.*	2,061	20,957
Cree, Inc.*	808	87,412
CyberArk Software Ltd.*	296	38,305
Flexion Therapeutics, Inc.*	2,138	19,135
Glaukos Corp.*	653	54,773
Global Blood Therapeutics, Inc.*	802	32,681
Ingersoll Rand, Inc.*	1,233	60,692
Insmed, Inc.*	825	28,100
Inspire Medical Systems, Inc.*	127	26,324
Intersect ENT, Inc.*(1)	2,567	53,606
Lantheus Holdings, Inc.*	723	15,449
Legend Biotech Corp., ADR*	574	16,670
Madrigal Pharmaceuticals, Inc.*	146	17,066
MaxCyte, Inc.*	2,830	34,334
Model N, Inc.*(1)	1,902	66,992
Protara Therapeutics, Inc.*	264	4,163
Quotient Ltd.*	2,240	8,244
Reata Pharmaceuticals, Inc., Class A*	75	7,466
STAAR Surgical Co.*	326	34,321
ViewRay, Inc.*(1)	9,409	40,928
Zogenix, Inc.*	891	17,392

		801,052

Total common stocks (Cost $4,239,862)		5,480,355

SHORT-TERM INVESTMENTS - 1.4%

INVESTMENT COMPANIES - 1.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	25,926	25,926
Federated Treasury Obligations Fund - Institutional Class, 0.01%	25,164	25,164

28	Artisan Partners Funds

	Shares Held	Value
INVESTMENT COMPANIES (CONTINUED)
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	25,164	$25,164

Total short-term investments (Cost $76,254)		76,254

Total investments - 99.3% (Cost $4,316,116)		5,556,609

Other assets less liabilities - 0.7%		37,772

Total net assets - 100.0%(5)		$5,594,381

*	Non-income producing security.
(1)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $23,749, or 0.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Security is restricted. Security was acquired in a PIPE – Private Investment in Public Equity, on the date noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Orchard Therapeutics plc	02/04/2021	$21,750	$23,749	0.4%

(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$36,099	0.6%
Consumer Discretionary	471,655	8.5
Consumer Staples	369,278	6.6
Financials	166,561	3.0
Health Care	1,512,423	27.2
Industrials	1,477,056	26.6
Information Technology	1,294,578	23.3
Materials	92,967	1.7
Real Estate	59,738	1.1
Short-Term Investments	76,254	1.4

Total investments	$5,556,609	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$71,073	1.3%
British pound	1,117,736	20.1
Canadian dollar	213,987	3.9
Danish krone	341,282	6.1
Euro	872,181	15.7
Indian rupee	53,938	1.0
Israel new shekel	57,219	1.0
Japanese yen	901,759	16.2
Swedish krona	176,353	3.2
Swiss franc	399,889	7.2
U.S. dollar	1,351,192	24.3

Total investments	$5,556,609	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	2.6%
Metso Outotec OYJ	Finland	2.2
Kornit Digital Ltd.	Israel	2.2
AIXTRON SE	Germany	2.1
SG Holdings Co. Ltd.	Japan	2.0
Rotork plc	United Kingdom	1.7
MorphoSys AG	Germany	1.7
Azbil Corp.	Japan	1.7
Alcon, Inc.	Switzerland	1.6
JET2 plc	United Kingdom	1.6

Total		19.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	29

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares, warrants and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 84.6%

BELGIUM - 2.7%
Groupe Bruxelles Lambert SA	5,030	$520,591

BRAZIL - 1.2%
Telefonica Brasil SA, ADR	29,455	231,814

CANADA - 6.6%
Alimentation Couche-Tard, Inc., Class B	18,867	608,335
Imperial Oil Ltd.	14,180	343,476
Suncor Energy, Inc.	15,701	328,209

		1,280,020
CHINA - 1.1%
Hengan International Group Co. Ltd.	33,499	220,193

DENMARK - 1.1%
DSV Panalpina A/S	1,046	205,183

FRANCE - 7.9%
Danone SA	9,655	662,379
Safran SA	1,677	228,267
Sodexo SA*	2,960	283,881
Sodexo SA (Registered Shares)*(1)(2)	737	70,707
Vivendi SE	8,538	280,338

		1,525,572
GERMANY - 3.3%
Fresenius Medical Care AG & Co. KGaA	6,747	496,284
Hella GmbH & Co. KGaA*	2,672	149,823

		646,107
INDIA - 4.0%
HCL Technologies Ltd.	42,410	569,994
Indus Towers Ltd.	59,734	200,166

		770,160
IRELAND - 3.3%
CRH plc	8,261	387,199
Ryanair Holdings plc*	1,846	35,809
Ryanair Holdings plc, Equity-Linked Security*(1)(3)(4)	11,445	222,059

		645,067
JAPAN - 1.0%
Seven & i Holdings Co. Ltd.	4,548	183,309

MEXICO - 0.5%
Gruma SAB de CV, Class B	7,906	93,600

NETHERLANDS - 3.6%
ING Groep NV	57,512	703,580

SOUTH KOREA - 10.4%
NAVER Corp.	1,950	649,623
Samsung Electronics Co. Ltd.	14,801	1,064,566
Samsung Electronics Co. Ltd. (Preference)	4,467	288,127

		2,002,316
SPAIN - 1.1%
CaixaBank SA	67,973	210,361

SWITZERLAND - 16.8%
ABB Ltd.	28,071	848,236
Cie Financiere Richemont SA	4,877	468,235
Credit Suisse Group AG	16,839	176,412
LafargeHolcim Ltd.*	7,487	439,976
Novartis AG	8,927	762,898
UBS Group AG	35,162	544,466

		3,240,223
UNITED KINGDOM - 13.9%
Berkeley Group Holdings plc	955	58,466
CNH Industrial NV	14,035	217,172
Compass Group plc*	47,732	961,715
Inchcape plc*	5,168	53,652
Lloyds Banking Group plc*	641,257	376,025
Natwest Group plc	56,727	153,474
RELX plc	21,900	549,185
RELX plc	4,189	105,215
Tesco plc	66,802	210,756

		2,685,660
UNITED STATES - 6.1%
Arch Capital Group Ltd.*(5)	21,376	820,206
Tenaris SA	23,266	262,258
Tenaris SA, ADR	2,266	51,423
White Mountains Insurance Group Ltd.	37	41,501

		1,175,388

Total common stocks and equity-linked security (Cost $12,096,195)		16,339,144

SHORT-TERM INVESTMENTS - 15.1%

INVESTMENT COMPANIES - 15.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	993,654	993,654
Federated Treasury Obligations Fund - Institutional Class, 0.01%	964,429	964,429

30	Artisan Partners Funds

	Shares Held	Value
INVESTMENT COMPANIES (CONTINUED)
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	964,429	$964,429

Total short-term investments (Cost $2,922,512)		2,922,512

	No. of Warrants
WARRANTS - 0.1%

SWITZERLAND - 0.1%
Cie Financiere Richemont SA, expiring 11/22/2023, strike price CHF 67 (Cost $189)*	14,052	5,352

Total investments - 99.8% (Cost $15,018,896)		19,267,008

Other assets less liabilities - 0.2%		46,267

Total net assets - 100.0%(6)		$19,313,275

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $292,766, or 1.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	09/01/2020	$63,852	$70,707	0.4%

(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 02/03/2021	$176,496	$222,059	1.1%

(4)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

CHF - Swiss franc

FOREIGN CURRENCY FORWARD CONTRACTS Values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	147,743	JPY	15,533,549	JPM	4/22/2021	$7,427

	Net unrealized appreciation					$7,427

JPY - Japanese yen

USD - U.S. dollar

JPM - JPMorgan Chase Bank, N.A.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,361,941	7.1%
Consumer Discretionary	2,051,831	10.6
Consumer Staples	1,978,572	10.3
Energy	985,366	5.1
Financials	3,768,675	19.5
Health Care	1,259,182	6.5
Industrials	2,189,067	11.4
Information Technology	1,922,687	10.0
Materials	827,175	4.3
Short-Term Investments	2,922,512	15.2

Total investments	$19,267,008	100.0%

Artisan Partners Funds	31

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,363,273	12.3%
Canadian dollar	1,280,020	6.6
Danish krone	205,183	1.1
Euro	4,613,864	23.9
Hong Kong dollar	220,193	1.1
Indian rupee	770,160	4.0
Japanese yen	183,309	1.0
Korean won	2,002,316	10.4
Mexican peso	93,600	0.5
Swiss franc	3,245,575	16.8
U.S. dollar	4,289,515	22.3

Total investments	$19,267,008	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	7.0%
Compass Group plc	United Kingdom	5.0
ABB Ltd.	Switzerland	4.4
Arch Capital Group Ltd.	United States	4.2
Novartis AG	Switzerland	4.0
ING Groep NV	Netherlands	3.6
Danone SA	France	3.4
RELX plc	United Kingdom	3.4
NAVER Corp.	South Korea	3.4
Alimentation Couche-Tard, Inc.	Canada	3.1

Total		41.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

32	Artisan Partners Funds

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.1%

AEROSPACE & DEFENSE - 1.4%
Teledyne Technologies, Inc.*	247	$102,178

AUTO COMPONENTS - 1.6%
Aptiv plc*	872	120,263

BANKS - 2.9%
First Republic Bank	540	90,098
SVB Financial Group*	247	121,886

		211,984
BEVERAGES - 1.4%
Boston Beer Co., Inc. (The), Class A*	87	104,441

BIOTECHNOLOGY - 9.4%
Argenx SE, ADR*(1)	475	130,839
Ascendis Pharma A/S, ADR*(1)	1,122	144,599
BioNTech SE, ADR*(1)	705	76,974
Exact Sciences Corp.*	1,205	158,825
Genmab A/S*(1)	428	140,953
Sage Therapeutics, Inc.*	508	38,013

		690,203
CAPITAL MARKETS - 5.0%
MSCI, Inc.	312	130,661
Nasdaq, Inc.	750	110,579
Tradeweb Markets, Inc., Class A	1,726	127,697

		368,937
COMMUNICATIONS EQUIPMENT - 1.6%
Arista Networks, Inc.*	379	114,526

CONTAINERS & PACKAGING - 1.2%
Ball Corp.	1,063	90,099

DIVERSIFIED CONSUMER SERVICES - 2.7%
Bright Horizons Family Solutions, Inc.*	193	33,036
Chegg, Inc.*	1,897	162,469

		195,505
ELECTRICAL EQUIPMENT - 1.9%
Generac Holdings, Inc.*	436	142,711

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.0%
Cognex Corp.	848	70,383
IPG Photonics Corp.*	347	73,292
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (CONTINUED)
Trimble, Inc.*	1,941	151,028

		294,703
ENTERTAINMENT - 4.7%
Roku, Inc.*	308	100,467
Zynga, Inc., Class A*	23,918	244,206

		344,673
HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
Dexcom, Inc.*	466	167,389
iRhythm Technologies, Inc.*	185	25,728
West Pharmaceutical Services, Inc.	540	152,299

		345,416
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Centene Corp.*	1,531	97,858

HEALTH CARE TECHNOLOGY - 3.2%
Veeva Systems, Inc., Class A*	905	236,307

HOTELS, RESTAURANTS & LEISURE - 2.1%
Chipotle Mexican Grill, Inc.*	90	128,304
DraftKings, Inc., Class A*	370	22,697

		151,001
INTERACTIVE MEDIA & SERVICES - 2.9%
Match Group, Inc.*	1,329	182,533
ZoomInfo Technologies, Inc., Class A*	698	34,114

		216,647
INTERNET & DIRECT MARKETING RETAIL - 2.5%
Chewy, Inc., Class A*	573	48,578
Wayfair, Inc., Class A*	419	132,028

		180,606
IT SERVICES - 8.0%
BigCommerce Holdings, Inc., Series 1*	535	30,935
Fidelity National Information Services, Inc.	445	62,513
Global Payments, Inc.	1,847	372,308
Okta, Inc.*	209	46,064
Pagseguro Digital Ltd., Class A*(1)	1,594	73,823

		585,643
LEISURE PRODUCTS - 1.8%
Peloton Interactive, Inc., Class A*	800	89,963
YETI Holdings, Inc.*	549	39,653

		129,616
LIFE SCIENCES TOOLS & SERVICES - 1.7%
Agilent Technologies, Inc.	692	87,937

Artisan Partners Funds	33

	Shares Held	Value
LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
Evotec SE*(1)	1,086	$39,144

		127,081
MACHINERY - 4.6%
Fortive Corp.	1,992	140,711
IDEX Corp.	313	65,511
Ingersoll Rand, Inc.*	2,608	128,329

		334,551
MEDIA - 1.8%
New York Times Co. (The), Class A	2,653	134,285

PHARMACEUTICALS - 2.4%
Catalent, Inc.*	1,689	177,902

PROFESSIONAL SERVICES - 1.0%
TransUnion	853	76,768

ROAD & RAIL - 1.3%
Lyft, Inc., Class A*	1,504	95,007

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Lattice Semiconductor Corp.*	2,426	109,226
Skyworks Solutions, Inc.	697	127,955

		237,181
SOFTWARE - 15.9%
Atlassian Corp. plc, Class A*	1,148	241,872
Ceridian HCM Holding, Inc.*	1,021	86,067
Coupa Software, Inc.*	422	107,504
Datadog, Inc., Class A*	1,291	107,573
HubSpot, Inc.*	524	238,031
JFrog Ltd.*(1)	858	38,053
Nuance Communications, Inc.*	1,299	56,703
Synopsys, Inc.*	401	99,243
Tyler Technologies, Inc.*	183	77,665
Zscaler, Inc.*	653	112,100

		1,164,811

SPECIALTY RETAIL - 1.9%
Burlington Stores, Inc.*	462	138,184

Total common stocks (Cost $4,344,346)		7,209,087

SHORT-TERM INVESTMENTS - 1.8%

INVESTMENT COMPANIES - 1.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	44,302	44,302
Federated Treasury Obligations Fund - Institutional Class, 0.01%	42,999	42,999
INVESTMENT COMPANIES (CONTINUED)
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	42,999	42,999

Total short-term investments (Cost $130,300)		130,300

Total investments - 99.9% (Cost $4,474,646)		7,339,387

Other assets less liabilities - 0.1%		4,757

Total net assets - 100.0%(2)		$7,344,144

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
BioNTech SE	Germany	U.S. dollar
Evotec SE	Germany	Euro
Genmab A/S	Denmark	Danish krone
JFrog Ltd.	Israel	U.S. dollar
Pagseguro Digital Ltd.	Brazil	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$695,605	9.5%
Consumer Discretionary	915,175	12.5
Consumer Staples	104,441	1.4
Financials	580,921	7.9
Health Care	1,674,767	22.8
Industrials	751,215	10.2
Information Technology	2,396,864	32.7
Materials	90,099	1.2
Short-Term Investments	130,300	1.8

Total investments	$7,339,387	100.0%

34	Artisan Partners Funds

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Danish krone	$140,953	1.9%
Euro	39,144	0.5
U.S. dollar	7,159,290	97.6

Total investments	$7,339,387	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	5.1%
Zynga, Inc.	United States	3.3
Atlassian Corp. plc	United States	3.3
HubSpot, Inc.	United States	3.2
Veeva Systems, Inc.	United States	3.2
Match Group, Inc.	United States	2.5
Catalent, Inc.	United States	2.4
Dexcom, Inc.	United States	2.3
Chegg, Inc.	United States	2.2
Exact Sciences Corp.	United States	2.2

Total		29.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	35

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.4%

AIR FREIGHT & LOGISTICS - 2.0%
Expeditors International of Washington, Inc.	394	$42,442

AUTO COMPONENTS - 4.8%
BorgWarner, Inc.	1,080	50,056
Gentex Corp.	1,422	50,710

		100,766
AUTOMOBILES - 2.4%
Thor Industries, Inc.	378	50,970

BANKS - 3.8%
Fifth Third Bancorp	1,080	40,431
M&T Bank Corp.	255	38,722

		79,153
CAPITAL MARKETS - 4.4%
Moelis & Co., Class A	943	51,741
Northern Trust Corp.	398	41,851

		93,592
CHEMICALS - 3.9%
Celanese Corp.	243	36,367
Corteva, Inc.	978	45,591

		81,958
CONSUMER FINANCE - 2.5%
Synchrony Financial	1,320	53,669

DIVERSIFIED CONSUMER SERVICES - 1.5%
H&R Block, Inc.	1,495	32,593

ELECTRIC UTILITIES - 2.1%
OGE Energy Corp.	1,375	44,501

ELECTRICAL EQUIPMENT - 2.2%
nVent Electric plc	1,636	45,673

ENTERTAINMENT - 2.6%
Electronic Arts, Inc.	222	30,115
Lions Gate Entertainment Corp., Class A*	572	8,558
Lions Gate Entertainment Corp., Class B*	1,197	15,440

		54,113
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.9%
Equity Commonwealth	1,017	28,279
Lamar Advertising Co., Class A	548	51,482
PS Business Parks, Inc.	143	22,118
Public Storage	93	22,898
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
STORE Capital Corp.	601	20,122

		144,899
FOOD & STAPLES RETAILING - 3.2%
Kroger Co. (The)	965	34,741
Sysco Corp.	415	32,673

		67,414
FOOD PRODUCTS - 2.2%
Tyson Foods, Inc., Class A	615	45,670

HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
DENTSPLY SIRONA, Inc.	862	54,985

HEALTH CARE PROVIDERS & SERVICES - 3.7%
AmerisourceBergen Corp.	325	38,330
Centene Corp.*	633	40,434

		78,764
HOTELS, RESTAURANTS & LEISURE - 4.3%
Marriott International, Inc., Class A*	330	48,854
Vail Resorts, Inc.*	142	41,357

		90,211
INSURANCE - 7.0%
Arch Capital Group Ltd.*	1,312	50,335
Globe Life, Inc.	561	54,165
Progressive Corp. (The)	456	43,616

		148,116
INTERACTIVE MEDIA & SERVICES - 2.6%
IAC/InterActiveCorp*	255	55,259

INTERNET & DIRECT MARKETING RETAIL - 3.6%
Expedia Group, Inc.*	445	76,655

MACHINERY - 1.2%
Otis Worldwide Corp.	374	25,607

MARINE - 1.5%
Kirby Corp.*	537	32,387

MEDIA - 7.4%
Liberty Broadband Corp., Class C*	125	18,731
Liberty Media Corp-Liberty SiriusXM, Class A*	462	20,387
Liberty Media Corp-Liberty SiriusXM, Class C*	460	20,276
News Corp., Class A	2,299	58,462
Omnicom Group, Inc.	531	39,362

		157,218

36	Artisan Partners Funds

	Shares Held	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Jones Lang LaSalle, Inc.*	161	$28,884

ROAD & RAIL - 3.5%
AMERCO	121	74,323

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
Analog Devices, Inc.	485	75,228

SOFTWARE - 1.6%
Check Point Software Technologies Ltd.*(1)	302	33,864

SPECIALTY RETAIL - 2.4%
AutoNation, Inc.*	539	50,212

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.8%
NetApp, Inc.	516	37,487

TRADING COMPANIES & DISTRIBUTORS - 2.7%
Air Lease Corp.	1,181	57,885

Total common stocks (Cost $1,130,818)		2,014,498

SHORT-TERM INVESTMENTS - 4.2%

INVESTMENT COMPANIES - 4.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	30,149	30,149
Federated Treasury Obligations Fund - Institutional Class, 0.01%	29,263	29,263
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	29,262	29,262

Total short-term investments (Cost $88,674)		88,674

Total investments - 99.6% (Cost $1,219,492)		2,103,172

Other assets less liabilities - 0.4%		8,265

Total net assets - 100.0%(2)		$2,111,437

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Check Point Software Technologies Ltd.	Israel	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$266,590	12.7%
Consumer Discretionary	401,407	19.1
Consumer Staples	113,084	5.4
Financials	374,530	17.8
Health Care	133,749	6.4
Industrials	278,317	13.2
Information Technology	146,579	7.0
Materials	81,958	3.9
Real Estate	173,783	8.2
Utilities	44,501	2.1
Short-Term Investments	88,674	4.2

Total investments	$2,103,172	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Expedia Group, Inc.	United States	3.6%
Analog Devices, Inc.	United States	3.6
AMERCO	United States	3.5
News Corp.	United States	2.8
Air Lease Corp.	United States	2.7
IAC/InterActiveCorp	United States	2.6
DENTSPLY SIRONA, Inc.	United States	2.6
Globe Life, Inc.	United States	2.6
Synchrony Financial	United States	2.5
Moelis & Co.	United States	2.5

Total		29.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	37

ARTISAN SELECT EQUITY FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares, warrants and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.9%

AEROSPACE & DEFENSE - 1.8%
BAE Systems plc(1)	53	$366

AIR FREIGHT & LOGISTICS - 2.2%
FedEx Corp.	2	465

AIRLINES - 2.2%
Southwest Airlines Co.*	8	462

AUTOMOBILES - 1.7%
Harley-Davidson, Inc.	9	353

BANKS - 4.9%
Citigroup, Inc.	14	1,025

CAPITAL MARKETS - 4.9%
Bank of New York Mellon Corp. (The)	22	1,034

CONSTRUCTION MATERIALS - 4.9%
HeidelbergCement AG(1)	11	1,024

CONSUMER FINANCE - 5.2%
American Express Co.	8	1,088

DIVERSIFIED FINANCIAL SERVICES - 5.1%
Berkshire Hathaway, Inc., Class B*	4	1,057

HEALTH CARE EQUIPMENT & SUPPLIES - 5.2%
DENTSPLY SIRONA, Inc.	17	1,079

HEALTH CARE PROVIDERS & SERVICES - 6.2%
Anthem, Inc.	4	1,285

INSURANCE - 6.6%
Marsh & McLennan Cos., Inc.	5	636
Progressive Corp. (The)	8	745

		1,381
INTERACTIVE MEDIA & SERVICES - 9.6%
Alphabet, Inc., Class A*	– (2)	1,011
Facebook, Inc., Class A*	3	983

		1,994
INTERNET & DIRECT MARKETING RETAIL - 9.5%
Booking Holdings, Inc.*	– (2)	1,002
Expedia Group, Inc.*	6	980

		1,982
IT SERVICES - 8.1%
Cognizant Technology Solutions Corp., Class A	13	1,050
Visa, Inc., Class A	3	636

		1,686
PHARMACEUTICALS - 2.9%
Novartis AG, ADR(1)	7	602

SPECIALTY RETAIL - 4.3%
Advance Auto Parts, Inc.	5	900

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.3%
Samsung Electronics Co. Ltd.(1)	15	1,107

TEXTILES, APPAREL & LUXURY GOODS - 4.3%
Cie Financiere Richemont SA(1)	9	900

Total common stocks (Cost $15,018)		19,790

	No. of Warrants
WARRANTS - 0.0%(3)

TEXTILES, APPAREL & LUXURY GOODS - 0.0%(3)
Cie Financiere Richemont SA, expiring 11/22/2023, strike price CHF 67 (Cost $–)*(1)	17	6

	Shares Held
SHORT-TERM INVESTMENTS - 5.0%

INVESTMENT COMPANIES - 5.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	355	355
Federated Treasury Obligations Fund - Institutional Class, 0.01%	345	345
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	345	345

Total short-term investments (Cost $1,045)		1,045

Total investments - 99.9% (Cost $16,063)		20,841

Other assets less liabilities - 0.1%		20

Total net assets - 100.0%(4)		$20,861

38	Artisan Partners Funds

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
BAE Systems plc	United Kingdom	British pound
Cie Financiere Richemont SA	Switzerland	Swiss franc
Cie Financiere Richemont SA (Warrant)	Switzerland	Swiss franc
HeidelbergCement AG	Germany	Euro
Novartis AG	Switzerland	U.S. dollar
Samsung Electronics Co. Ltd.	South Korea	Korean won

(2)	Amount rounds to less than one.
(3)	Amount rounds to less than 0.1%.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

CHF - Swiss franc

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,994	9.6%
Consumer Discretionary	4,141	19.9
Financials	5,585	26.8
Health Care	2,966	14.2
Industrials	1,293	6.2
Information Technology	2,793	13.4
Materials	1,024	4.9
Short-Term Investments	1,045	5.0

Total investments	$20,841	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$366	1.8%
Euro	1,024	4.9
Korean won	1,107	5.3
Swiss franc	906	4.3
U.S. dollar	17,438	83.7

Total investments	$20,841	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Anthem, Inc.	United States	6.2%
Samsung Electronics Co. Ltd.	South Korea	5.3
American Express Co.	United States	5.2
DENTSPLY SIRONA, Inc.	United States	5.2
Berkshire Hathaway, Inc.	United States	5.1
Cognizant Technology Solutions Corp.	United States	5.0
Bank of New York Mellon Corp. (The)	United States	4.9
Citigroup, Inc.	United States	4.9
HeidelbergCement AG	Germany	4.9
Alphabet, Inc.	United States	4.8

Total		51.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	39

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.9%

BIOTECHNOLOGY - 21.3%
Acceleron Pharma, Inc.*	465	$62,998
Argenx SE, ADR*(1)	382	105,254
Ascendis Pharma A/S, ADR*(1)	692	89,174
Denali Therapeutics, Inc.*	360	20,548
Halozyme Therapeutics, Inc.*	5,030	209,685
Invitae Corp.*	581	22,183
Iovance Biotherapeutics, Inc.*	1,894	59,967
Orchard Therapeutics plc, ADR*(1)	5,012	36,390
Radius Health, Inc.*	1,026	21,400
Sage Therapeutics, Inc.*	266	19,918
Twist Bioscience Corp.*	63	7,747
Veracyte, Inc.*	2,840	152,647
Vericel Corp.*	611	33,960
Y-mAbs Therapeutics, Inc.*	841	25,422

		867,293
BUILDING PRODUCTS - 1.7%
Advanced Drainage Systems, Inc.	426	44,041
Trex Co., Inc.*	281	25,742

		69,783
CAPITAL MARKETS - 2.0%
Aspirational Consumer Lifestyle Corp.*(1)(2)(3)(4)	1,000	9,683
Aspirational Consumer Lifestyle Corp., Class A*(1)	1,032	10,334
dMY Technology Group, Inc. II, Class A*	506	7,446
Morningstar, Inc.	198	44,460
One*(2)(3)(4)	500	5,222
One, Class A*	302	3,496

		80,641
CONSTRUCTION & ENGINEERING - 1.6%
Valmont Industries, Inc.	273	64,898

DISTRIBUTORS - 0.3%
ThredUp, Inc., Class A*	488	11,378

DIVERSIFIED CONSUMER SERVICES - 6.2%
Bright Horizons Family Solutions, Inc.*	346	59,306
Chegg, Inc.*	2,273	194,742

		254,048
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Bandwidth, Inc., Class A*	76	9,687

ELECTRICAL EQUIPMENT - 1.5%
Array Technologies, Inc.*	803	23,955
Shoals Technologies Group, Inc., Class A*	1,076	37,410

		61,365
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.0%
Cognex Corp.	374	31,068
Novanta, Inc.*	681	89,833

		120,901
ENTERTAINMENT - 3.7%
Zynga, Inc., Class A*	14,771	150,807

FOOD & STAPLES RETAILING - 1.9%
Casey’s General Stores, Inc.	358	77,476

HEALTH CARE EQUIPMENT & SUPPLIES - 5.1%
Glaukos Corp.*	863	72,454
iRhythm Technologies, Inc.*	204	28,321
Shockwave Medical, Inc.*	553	72,010
Vapotherm, Inc.*(5)	1,379	33,135

		205,920
HEALTH CARE TECHNOLOGY - 0.6%
OptimizeRx Corp.*	492	23,985

HOTELS, RESTAURANTS & LEISURE - 2.6%
Papa John’s International, Inc.	511	45,320
Wingstop, Inc.	477	60,688

		106,008
IT SERVICES - 4.1%
BigCommerce Holdings, Inc., Series 1*	884	51,073
Evo Payments, Inc., Class A*	2,163	59,534
LiveRamp Holdings, Inc.*	1,054	54,659

		165,266
LEISURE PRODUCTS - 1.4%
YETI Holdings, Inc.*	781	56,430

LIFE SCIENCES TOOLS & SERVICES - 4.7%
NeoGenomics, Inc.*	3,084	148,743
Repligen Corp.*	110	21,460
Seer, Inc.*	430	21,518

		191,721
MACHINERY - 4.3%
Colfax Corp.*	1,031	45,169
Ingersoll Rand, Inc.*	1,919	94,442
John Bean Technologies Corp.	262	34,871

		174,482

40	Artisan Partners Funds

	Shares Held	Value
MEDIA - 1.4%
New York Times Co. (The), Class A	1,092	$55,274

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
Cree, Inc.*	336	36,280
Lattice Semiconductor Corp.*	2,702	121,646
Monolithic Power Systems, Inc.	295	104,279

		262,205
SOFTWARE - 23.5%
Avalara, Inc.*	506	67,507
Bentley Systems, Inc., Class B	835	39,187
Blackline, Inc.*	1,468	159,132
BTRS Holdings, Inc.*	1,053	15,241
Guidewire Software, Inc.*	756	76,858
HubSpot, Inc.*	437	198,433
JFrog Ltd.*(1)	990	43,947
LivePerson, Inc.*	2,122	111,935
Q2 Holdings, Inc.*	1,376	137,839
Smartsheet, Inc., Class A*	481	30,743
Tyler Technologies, Inc.*	172	73,005

		953,827
Specialty Retail - 1.4%
Floor & Decor Holdings, Inc., Class A*	608	58,083

Total common stocks (Cost $2,589,994)		4,021,478

SHORT-TERM INVESTMENTS - 1.8%

INVESTMENT COMPANIES - 1.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	24,547	24,547
Federated Treasury Obligations Fund - Institutional Class, 0.01%	23,826	23,826
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	23,826	23,826

Total short-term investments (Cost $72,199)		72,199

Total investments - 100.7% (Cost $2,662,193)		4,093,677

Other assets less liabilities - (0.7%)		(29,212)

Total net assets - 100.0%(6)		$4,064,465

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Aspirational Consumer Lifestyle Corp.	Singapore	U.S. dollar
JFrog Ltd.	Israel	U.S. dollar
Orchard Therapeutics plc	United Kingdom	U.S. dollar

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $14,905, or 0.3% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Security is restricted. In total, securities restricted were $14,905, or 0.3% of total net assets. Security was acquired in a PIPE – Private Investment in Public Equity, on the date noted below.

Security	Acquisition Date	Unfunded Amount	Value	Percentage of Total Net Assets
Aspirational Consumer Lifestyle Corp.	01/29/2021	$10,000	$9,683	0.2%
One	02/23/2021	5,000	5,222	0.1%

(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$215,768	5.3%
Consumer Discretionary	485,947	11.9
Consumer Staples	77,476	1.9
Financials	80,641	2.0
Health Care	1,288,919	31.5
Industrials	370,528	9.0
Information Technology	1,502,199	36.7
Short-Term Investments	72,199	1.7

Total investments	$4,093,677	100.0%

Artisan Partners Funds	41

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Halozyme Therapeutics, Inc.	United States	5.2%
HubSpot, Inc.	United States	4.9
Chegg, Inc.	United States	4.8
Blackline, Inc.	United States	3.9
Veracyte, Inc.	United States	3.8
Zynga, Inc.	United States	3.7
NeoGenomics, Inc.	United States	3.7
Q2 Holdings, Inc.	United States	3.4
Lattice Semiconductor Corp.	United States	3.0
LivePerson, Inc.	United States	2.8

Total		39.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

42	Artisan Partners Funds

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.3%

ARGENTINA - 4.0%
Globant SA*	3	$608
MercadoLibre, Inc.*	1	2,130

		2,738
BRAZIL - 5.8%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA*	496	779
Focus Energia Holding Participacoes SA*	430	1,125
Hidrovias do Brasil SA*	424	446
Itau Unibanco Holding SA (Preference)	152	756
Vale SA	53	915

		4,021
CAMBODIA - 0.5%
NagaCorp Ltd.	282	333

CHILE - 1.7%
Empresa Nacional de Telecomunicaciones SA	100	630
Vina Concha y Toro SA	300	516

		1,146
CHINA - 24.4%
Alibaba Group Holding Ltd., ADR*	19	4,258
Alibaba Group Holding Ltd.*	35	988
Baidu, Inc., ADR*	5	1,128
Baidu, Inc., Class A*	9	242
Baozun, Inc., ADR*	14	531
China Traditional Chinese Medicine Holdings Co. Ltd.	1,534	957
Estun Automation Co. Ltd., Class A*	315	1,244
Kingsoft Cloud Holdings Ltd., ADR*	12	475
Kuaishou Technology*	3	87
Noah Holdings Ltd., ADR*	22	966
Prosus NV*	20	2,253
Sinopharm Group Co. Ltd., Class H	204	493
Tongwei Co. Ltd., Class A	73	365
Trip.com Group Ltd., ADR*	23	923
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	53	662
Zhuzhou CRRC Times Electric Co. Ltd., Class H	338	1,260

		16,832
COLOMBIA - 0.6%
Banco Davivienda SA (Preference)	50	407

EGYPT - 0.5%
Commercial International Bank Egypt SAE	95	351

GREECE - 2.2%
Alpha Bank AE*	538	$579
JUMBO SA	50	917

		1,496
HONG KONG - 3.6%
AIA Group Ltd.	96	1,160
China High Precision Automation Group Ltd.*(1)(2)	9,066	–
Sino Biopharmaceutical Ltd.	1,347	1,348

		2,508
INDIA - 8.5%
Havells India Ltd.	64	916
ICICI Bank Ltd.*	174	1,386
Kajaria Ceramics Ltd.	105	1,328
Metropolis Healthcare Ltd.	21	646
Reliance Industries Ltd.	49	1,351
Westlife Development Ltd.*	35	217

		5,844
INDONESIA - 1.7%
Bank Rakyat Indonesia Persero Tbk. PT*	2,427	735
Indofood CBP Sukses Makmur Tbk. PT	638	404

		1,139
MALAYSIA - 1.0%
Public Bank Bhd.	699	708

MEXICO - 1.8%
Cemex SAB de CV*	794	559
Fomento Economico Mexicano SAB de CV	94	708

		1,267
PANAMA - 0.7%
Copa Holdings SA, Class A*	6	450

PERU - 0.9%
Credicorp Ltd.	4	607

POLAND - 0.5%
CCC SA*	16	362

RUSSIA - 8.6%
LUKOIL PJSC, ADR	15	1,192
MMC Norilsk Nickel PJSC, ADR	30	941
Ozon Holdings plc, ADR*	8	450
Polyus PJSC, GDR	18	1,659
Sberbank of Russia PJSC	287	1,101
Yandex NV, Class A*	10	613

		5,956

Artisan Partners Funds	43

	Shares Held	Value
SOUTH AFRICA - 2.3%
FirstRand Ltd.	215	$751
Mr Price Group Ltd.	63	821

		1,572
SOUTH KOREA - 11.8%
Big Hit Entertainment Co. Ltd.*	3	749
Samsung Biologics Co. Ltd.*	2	1,063
Samsung Electronics Co. Ltd.	79	5,657
Shinhan Financial Group Co. Ltd.	20	661

		8,130

TAIWAN - 16.8%
E Ink Holdings, Inc.	749	1,446
MediaTek, Inc.	61	2,065
Sea Ltd., ADR*	3	677
Sunny Friend Environmental Technology Co. Ltd.	130	1,037
Taiwan Semiconductor Manufacturing Co. Ltd.	308	6,329

		11,554

THAILAND - 0.4%
Bangkok Bank PCL(1)	69	279

Total common stocks (Cost $46,512)		67,700

SHORT-TERM INVESTMENTS - 1.6%

INVESTMENT COMPANIES - 1.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	387	387
Federated Treasury Obligations Fund - Institutional Class, 0.01%	375	375
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	375	375

Total short-term investments (Cost $1,137)		1,137

Total investments - 99.9% (Cost $47,649)		68,837

Other assets less liabilities - 0.1%		86

Total net assets - 100.0%(3)		$68,923

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $279, or 0.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$4,126	6.0%
Consumer Discretionary	14,183	20.6
Consumer Staples	1,993	2.9
Energy	2,543	3.7
Financials	10,447	15.2
Health Care	4,507	6.5
Industrials	7,460	10.8
Information Technology	17,242	25.1
Materials	4,074	5.9
Utilities	1,125	1.6
Short-Term Investments	1,137	1.7

Total investments	$68,837	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$4,021	5.8%
Chilean peso	1,146	1.7
Chinese yuan renminbi offshore	2,271	3.3
Colombian peso	407	0.6
Egyptian pound	351	0.5
Euro	3,749	5.5
Hong Kong dollar	6,868	10.0
Indian rupee	5,844	8.5
Indonesian rupiah	1,139	1.7
Korean won	8,130	11.8
Malaysian ringgit	708	1.0
Mexican peso	1,267	1.8
New Taiwan dollar	10,877	15.8
Polish zloty	362	0.5
South African rand	1,572	2.3
Thai baht	279	0.4
U.S. dollar	19,846	28.8

Total investments	$68,837	100.0%

44	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	9.2%
Samsung Electronics Co. Ltd.	South Korea	8.2
Alibaba Group Holding Ltd.	China	7.6
Prosus NV	China	3.3
MercadoLibre, Inc.	Argentina	3.1
MediaTek, Inc.	Taiwan	3.0
Polyus PJSC	Russia	2.4
E Ink Holdings, Inc.	Taiwan	2.1
ICICI Bank Ltd.	India	2.0
Baidu, Inc.	China	2.0

Total		42.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN VALUE FUND

Schedule of Investments – March 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.5%

AEROSPACE & DEFENSE - 7.6%
Airbus SE*(1)	82	$9,297
Northrop Grumman Corp.	25	7,970
Raytheon Technologies Corp.	113	8,732

		25,999
AIR FREIGHT & LOGISTICS - 4.0%
FedEx Corp.	49	13,856

AUTO COMPONENTS - 1.9%
Cie Generale des Etablissements Michelin SCA(1)	43	6,381

BIOTECHNOLOGY - 1.3%
AbbVie, Inc.	42	4,531

CAPITAL MARKETS - 11.0%
Blackstone Group, Inc. (The)	95	7,102
CME Group, Inc.	34	6,964
Goldman Sachs Group, Inc. (The)	36	11,851
Morgan Stanley	154	11,953

		37,870
CHEMICALS - 1.5%
Celanese Corp.	34	5,019

COMMUNICATIONS EQUIPMENT - 2.7%
Cisco Systems, Inc.	179	9,242

CONSUMER FINANCE - 2.7%
Synchrony Financial	231	9,397

DIVERSIFIED FINANCIAL SERVICES - 3.9%
Berkshire Hathaway, Inc., Class B*	52	13,377

ENERGY EQUIPMENT & SERVICES - 2.2%
Schlumberger NV	277	7,544

ENTERTAINMENT - 1.6%
Electronic Arts, Inc.	40	5,424

HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Medtronic plc	65	7,620

HEALTH CARE PROVIDERS & SERVICES - 3.4%
Cigna Corp.	19	4,511
Fresenius Medical Care AG & Co. KGaA(1)	96	7,029

		11,540
HOTELS, RESTAURANTS & LEISURE - 5.8%
Compass Group plc*(1)	541	10,908
Marriott International, Inc., Class A*	61	9,105

		20,013
INSURANCE - 2.8%
Arch Capital Group Ltd.*	250	9,595

INTERACTIVE MEDIA & SERVICES - 7.4%
Alphabet, Inc., Class C*	10	20,182
Facebook, Inc., Class A*	18	5,356

		25,538
INTERNET & DIRECT MARKETING RETAIL - 3.8%
Booking Holdings, Inc.*	6	13,091

MACHINERY - 0.8%
Otis Worldwide Corp.	38	2,587

MEDIA - 3.8%
Comcast Corp., Class A	243	13,146

OIL, GAS & CONSUMABLE FUELS - 2.3%
EOG Resources, Inc.	109	7,887

PHARMACEUTICALS - 4.1%
Merck & Co., Inc.	90	6,964
Sanofi(1)	71	7,028

		13,992
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
NXP Semiconductors NV(1)	47	9,364

SOFTWARE - 1.9%
Oracle Corp.	94	6,600

SPECIALTY RETAIL - 2.3%
AutoNation, Inc.*	84	7,851

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.4%
Samsung Electronics Co. Ltd. (Preference)(1)	180	11,629

TOBACCO - 7.4%
Altria Group, Inc.	197	10,101
Philip Morris International, Inc.	110	9,743
Swedish Match AB(1)	69	5,398

		25,242

46	Artisan Partners Funds

	Shares Held	Value
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Air Lease Corp.	207	$10,135

Total common stocks (Cost $202,896)		334,470

SHORT-TERM INVESTMENTS - 2.4%

INVESTMENT COMPANIES - 2.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.03%	2,830	2,830
Federated Treasury Obligations Fund - Institutional Class, 0.01%	2,746	2,746
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	2,746	2,746

Total short-term investments (Cost $8,322)		8,322

Total investments - 99.9% (Cost $211,218)		342,792

Other assets less liabilities - 0.1%		331

Total net assets - 100.0%(2)		$343,123

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Cie Generale des Etablissements Michelin SCA	France	Euro
Compass Group plc	United Kingdom	British pound
Fresenius Medical Care AG & Co. KGaA	Germany	Euro
NXP Semiconductors NV	Netherlands	U.S. dollar
Samsung Electronics Co. Ltd. (Preference)	South Korea	Korean won
Sanofi	France	Euro
Swedish Match AB	Sweden	Swedish krona

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$44,108	12.9%
Consumer Discretionary	47,336	13.8
Consumer Staples	25,242	7.4
Energy	15,431	4.5
Financials	70,239	20.5
Health Care	37,683	11.0
Industrials	52,577	15.3
Information Technology	36,835	10.7
Materials	5,019	1.5
Short-Term Investments	8,322	2.4

Total investments	$342,792	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$10,908	3.2%
Euro	29,735	8.7
Korean won	11,629	3.4
Swedish krona	5,398	1.5
U.S. dollar	285,122	83.2

Total investments	$342,792	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	5.9%
FedEx Corp.	United States	4.0
Berkshire Hathaway, Inc.	United States	3.9
Comcast Corp.	United States	3.8
Booking Holdings, Inc.	United States	3.8
Morgan Stanley	United States	3.5
Goldman Sachs Group, Inc. (The)	United States	3.5
Samsung Electronics Co. Ltd. (Preference)	South Korea	3.4
Compass Group plc	United Kingdom	3.2
Air Lease Corp.	United States	3.0

Total		38.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2021 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	FOCUS		GLOBAL DISCOVERY	GLOBAL EQUITY
ASSETS:
Investments in securities, unaffiliated, at value	$8,612,210	$1,593,572		$269,864	$314,384
Short-term investments (investment companies), at value	50,213	435,984		4,639	8,898
Total investments	8,662,423	2,029,556		274,503	323,282
Foreign currency	31,494	–	(1)	12	1,197
Unrealized appreciation on foreign currency forward contracts	–	2,554		–	–
Receivable from investments sold	75,032	158,533		3,240	3,194
Receivable from fund shares sold	32,957	4,762		138	20,199
Dividends and interest receivable	26	306		121	579
Other assets	291	58		12	22
Total assets	8,802,223	2,195,769		278,026	348,473
LIABILITIES:
Written options, at value	–	21,254	(2)	–	–
Unrealized depreciation on foreign currency forward contracts	–	2		–	–
Payable for investments purchased	114,387	190,871		890	20,958
Payable for fund shares redeemed	9,419	1,778		258	29
Payable for operating expenses	918	236		106	155
Payable for management fees	1,152	269		34	28
Payable for deferred director’s compensation	235	45		11	22
Payable for foreign taxes on unrealized gains	–	–		–	58
Total liabilities	126,111	214,455		1,299	21,250
Total net assets	$8,676,112	$1,981,314		$276,727	$327,223
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$5,044,365	$1,498,491		$186,974	$237,439
Total distributable earnings	3,631,747	482,823		89,753	89,784
Total net assets	$8,676,112	$1,981,314		$276,727	$327,223
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$804,779	$324,756		$56,805	$150,169
Advisor Shares	$4,765,148	$1,109,254		$18,428	$14,960
Institutional Shares	$3,106,185	$547,304		$201,494	$162,094
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	31,279,030	15,630,850		2,792,477	6,521,803
Advisor Shares	183,794,208	53,296,750		905,277	649,549
Institutional Shares	119,257,916	26,259,544		9,885,187	6,971,736
Net asset value per share
Investor Shares	$25.73	$20.78		$20.34	$23.03
Advisor Shares	$25.93	$20.81		$20.36	$23.03
Institutional Shares	$26.05	$20.84		$20.38	$23.25
Cost of total investments	$5,486,806	$1,784,037		$200,207	$266,584
Cost of foreign currency held	$27,579	$–	(1)	$(34)	$862

(1)	Amount rounds to less than $1
(2)	Written options, premiums received $17,922

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2021 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES	GLOBAL VALUE		HIGH INCOME	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$5,011,006	$2,177,475		$5,837,716	$9,678,762
Short-term investments (investment companies), at value	14,724	120,209		361,179	9,228
Total investments	5,025,730	2,297,684		6,198,895	9,687,990
Cash	–	–		4,265	–
Due from broker	–	–		4,529	–
Foreign currency	3,992	–	(1)	–	10,443
Receivable from investments sold	100,696	28,369		37,795	203,999
Receivable from fund shares sold	8,768	1,628		22,543	7,270
Receivable for variation margin on futures contracts	–	–		654	–
Dividends and interest receivable	3,118	10,902		73,585	37,338
Other assets	307	254		310	1,056
Total assets	5,142,611	2,338,837		6,342,576	9,948,096
LIABILITIES:
Unrealized depreciation on unfunded loan commitments	–	–		32	–
Payable for investments purchased	26,543	8,006		133,626	139,438
Payable for fund shares redeemed	1,757	13,918		12,111	80,748
Dividends payable	–	–		4,275	–
Payable for operating expenses	722	847		907	2,932
Payable for management fees	615	318		570	1,250
Payable for deferred director’s compensation	264	232		264	1,041
Total liabilities	29,901	23,321		151,785	225,409
Total net assets	$5,112,710	$2,315,516		$6,190,791	$9,722,687
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$3,094,243	$1,588,238		$5,859,065	$6,143,834
Total distributable earnings	2,018,467	727,278		331,726	3,578,853
Total net assets	$5,112,710	$2,315,516		$6,190,791	$9,722,687
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,423,753	$282,399		$1,507,010	$3,129,312
Advisor Shares	$1,113,035	$309,218		$2,919,367	$1,826,355
Institutional Shares	$2,575,922	$1,723,899		$1,764,414	$4,767,020
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	40,305,545	13,313,292		147,694,354	90,157,436
Advisor Shares	31,280,779	14,598,508		286,288,756	52,776,828
Institutional Shares	71,542,627	81,192,770		173,047,607	136,604,477
Net asset value per share
Investor Shares	$35.32	$21.21		$10.20	$34.71
Advisor Shares	$35.58	$21.18		$10.20	$34.61
Institutional Shares	$36.01	$21.23		$10.20	$34.90
Cost of total investments	$3,375,811	$1,589,359		$5,808,540	$7,214,925
Cost of foreign currency held	$3,986	$–	(1)	$–	$(3,756)

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2021 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$5,217,342	$15,524,290	$7,209,087		$2,014,498
Investments in securities, affiliated, at value	263,013	820,206	–		–
Short-term investments (investment companies), at value	76,254	2,922,512	130,300		88,674
Total investments	5,556,609	19,267,008	7,339,387		2,103,172
Foreign currency	487	18,044	–	(1)	–
Unrealized appreciation on foreign currency forward contracts	–	7,427	–		–
Receivable from investments sold	10,202	211,655	12,612		7,465
Receivable from fund shares sold	41,412	52,509	14,430		1,796
Dividends and interest receivable	8,288	107,926	82		2,423
Other assets	144	1,291	593		296
Total assets	5,617,142	19,665,860	7,367,104		2,115,152
LIABILITIES:
Payable for investments purchased	15,559	296,755	15,284		–
Payable for fund shares redeemed	3,017	23,868	5,039		2,591
Payable for operating expenses	403	7,960	1,177		567
Payable for management fees	767	2,467	927		277
Payable for deferred director’s compensation	112	1,158	533		280
Payable for foreign taxes on unrealized gains	2,903	20,377	–		–
Total liabilities	22,761	352,585	22,960		3,715
Total net assets	$5,594,381	$19,313,275	$7,344,144		$2,111,437
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$4,254,397	$13,909,838	$3,918,968		$999,464
Total distributable earnings	1,339,984	5,403,437	3,425,176		1,111,973
Total net assets	$5,594,381	$19,313,275	$7,344,144		$2,111,437
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$504,458	$2,586,561	$2,357,331		$695,279
Advisor Shares	$1,758,608	$4,711,577	$820,957		$620,625
Institutional Shares	$3,331,315	$12,015,137	$4,165,856		$795,533
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	25,198,052	60,060,586	50,357,793		30,962,461
Advisor Shares	87,736,419	109,541,016	17,281,140		27,723,718
Institutional Shares	164,420,315	278,081,010	76,728,245		35,508,244
Net asset value per share
Investor Shares	$20.02	$43.07	$46.81		$22.46
Advisor Shares	$20.04	$43.01	$47.51		$22.39
Institutional Shares	$20.26	$43.21	$54.29		$22.40
Cost of total investments	$4,091,976	$14,732,950	$4,474,646		$1,219,492
Cost of securities of affiliated issuers held	$224,140	$285,946	$–		$–
Cost of foreign currency held	$487	$18,035	$–	(1)	$–

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

50	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2021 (Unaudited) (Continued)

Dollar values in thousands

	SELECT EQUITY		SMALL CAP	SUSTAINABLE EMERGING MARKETS		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$19,796		$3,988,343	$67,700		$334,470
Investments in securities, affiliated, at value	–		33,135	–		–
Short-term investments (investment companies), at value	1,045		72,199	1,137		8,322
Total investments	20,841		4,093,677	68,837		342,792
Foreign currency	–	(1)	–	21		–	(1)
Receivable from investments sold	19		9,606	–		–
Receivable from fund shares sold	47		13,517	296		390
Receivable from the Adviser	16		–	–		–
Dividends and interest receivable	33		312	201		847
Other assets	1		184	15		50
Total assets	20,957		4,117,296	69,370		344,079
LIABILITIES:
Payable for investments purchased	37		48,270	–		–
Payable for fund shares redeemed	–		3,170	–	(1)	694
Payable for operating expenses	56		726	89		188
Payable for management fees	–		509	7		28
Payable for deferred director’s compensation	3		156	14		46
Payable for foreign taxes	–		–	337	(2)	–
Total liabilities	96		52,831	447		956
Total net assets	$20,861		$4,064,465	$68,923		$343,123
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$16,135		$2,366,561	$182,902		$188,173
Total distributable earnings (loss)	4,726		1,697,904	(113,979)		154,950
Total net assets	$20,861		$4,064,465	$68,923		$343,123
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,729		$1,187,918	$58,497		$99,621
Advisor Shares	$1,071		$1,326,380			$100,412
Institutional Shares	$17,061		$1,550,167	$10,426		$143,090
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	207,008		24,335,071	2,954,396		6,507,465
Advisor Shares	81,160		26,996,909			6,591,575
Institutional Shares	1,298,904		30,934,874	518,847		9,380,206
Net asset value per share
Investor Shares	$13.18		$48.82	$19.80		$15.31
Advisor Shares	$13.19		$49.13			$15.23
Institutional Shares	$13.14		$50.11	$20.09		$15.25
Cost of total investments	$16,063		$2,621,748	$47,649		$211,218
Cost of securities of affiliated issuers held	$–		$40,445	$–		$–
Cost of foreign currency held	$–	(1)	$–	$13		$–	(1)

(1)	Amount rounds to less than $1
(2)	Including foreign taxes on unrealized gains $311

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2021 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	FOCUS	GLOBAL DISCOVERY	GLOBAL EQUITY
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$4,628	$5,825	$353	$842
Total investment income	4,628	5,825	353	842
EXPENSES:
Management fees	40,154	8,567	1,278	1,311
Transfer agent fees
Investor Shares	964	366	95	177
Advisor Shares	1,989	437	27	18
Institutional Shares	19	15	14	14
Shareholder communications
Investor Shares	19	9	4	6
Advisor Shares	64	10	6	6
Institutional Shares	6	4	4	4
Custodian fees	173	28	23	51
Accounting fees	39	36	39	39
Professional fees	128	53	28	34
Registration fees
Investor Shares	26	9	3	14
Advisor Shares	91	17	13	27
Institutional Shares	15	15	20	30
Director’s fees	104	23	4	4
Other operating expenses	92	22	12	8
Total operating expenses	43,883	9,611	1,570	1,743
Less amounts waived or paid by the Adviser	–	–	(19)	(32)
Net expenses	43,883	9,611	1,551	1,711
Net investment (loss)	(39,255)	(3,786)	(1,198)	(869)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	662,820	301,463	18,951	40,898
Foreign currency forward contracts	–	307	–	–
Foreign currency related transactions	(1,549)	(31)	(42)	(305)
Written options	–	(7,475)	–	–
Total realized gain	661,271	294,264	18,909	40,593
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (2)	461,516	(36,536)	10,188	(8,867)
Foreign currency forward contracts	–	1,558	–	–
Foreign currency related transactions	713	(21)	44	247
Written options	–	1,139	–	–
Total increase (decrease) in unrealized appreciation or depreciation	462,229	(33,860)	10,232	(8,620)
Net gain on investments and foreign currency related transactions	1,123,500	260,404	29,141	31,973
Net increase in net assets resulting from operations	$1,084,245	$256,618	$27,943	$31,104

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$286	$116	$14	$57
(2) Net of decrease in foreign taxes on unrealized gains	–	–	–	(52)

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2021 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$18,189	$27,026	$23	$40,155
Interest	–	–	189,298	–
Total investment income	18,189	27,026	189,321	40,155
EXPENSES:
Management fees	22,337	10,442	18,797	45,998
Transfer agent fees
Investor Shares	1,759	280	1,714	3,672
Advisor Shares	526	102	1,222	793
Institutional Shares	18	17	23	24
Shareholder communications
Investor Shares	32	13	30	75
Advisor Shares	9	7	67	25
Institutional Shares	9	9	10	47
Custodian fees	145	18	26	322
Accounting fees	39	39	79	39
Professional fees	95	56	117	152
Registration fees
Investor Shares	26	17	37	29
Advisor Shares	13	16	66	24
Institutional Shares	11	13	36	92
Director’s fees	79	39	81	173
Other operating expenses	70	43	72	171
Total operating expenses	25,168	11,111	22,377	51,636
Net investment income (loss)	(6,979)	15,915	166,944	(11,481)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	397,499	107,413	37,850	1,229,540
Foreign currency forward contracts	–	(3,193)	(113)	–
Foreign currency related transactions	(617)	26	6	(15,424)
Futures contracts	–	–	6,749	–
Total realized gain	396,882	104,246	44,492	1,214,116
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	7,094	473,470	294,713	(337,613)
Foreign currency forward contracts	–	2,416	(142)	–
Foreign currency related transactions	(1)	(148)	(4)	11,551
Futures contracts	–	–	14,324	–
Unfunded loan commitments	–	–	(32)	–
Total increase (decrease) in unrealized appreciation or depreciation	7,093	475,738	308,859	(326,062)
Net gain on investments and foreign currency related transactions	403,975	579,984	353,351	888,054
Net increase in net assets resulting from operations	$396,996	$595,899	$520,295	$876,573

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$491	$1,465	$–	$2,233

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	53

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2021 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$14,559	$212,784	$9,055	$19,829
Dividends, from affiliated issuers (2)	162	–	–	–
Total investment income	14,721	212,784	9,055	19,829
EXPENSES:
Management fees	24,794	76,159	34,824	9,115
Transfer agent fees
Investor Shares	548	2,702	2,762	664
Advisor Shares	740	1,603	366	166
Institutional Shares	19	25	26	16
Shareholder communications
Investor Shares	20	43	31	29
Advisor Shares	14	136	33	51
Institutional Shares	35	107	40	41
Custodian fees	326	588	57	8
Accounting fees	39	39	29	29
Professional fees	83	234	93	35
Registration fees
Investor Shares	42	13	26	20
Advisor Shares	29	107	29	17
Institutional Shares	99	65	50	21
Director’s fees	55	242	113	33
Other operating expenses	52	241	103	40
Total operating expenses	26,895	82,304	38,582	10,285
Net investment income (loss)	(12,174)	130,480	(29,527)	9,544
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	159,165	1,553,136	912,960	237,571
Investments, from affiliated issuers	4,887	3,040	–	–
Foreign currency forward contracts	–	(66,786)	–	–
Foreign currency related transactions	90	(2,366)	36	–
Total realized gain	164,142	1,487,024	912,996	237,571
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (3)	431,840	2,572,556	74,383	401,410
Investments, from affiliated issuers	74,904	168,224	–	–
Foreign currency forward contracts	–	40,981	–	–
Foreign currency related transactions	(60)	(1,301)	(2)	–
Total increase in unrealized appreciation or depreciation	506,684	2,780,460	74,381	401,410
Net gain on investments and foreign currency related transactions	670,826	4,267,484	987,377	638,981
Net increase in net assets resulting from operations	$658,652	$4,397,964	$957,850	$648,525

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,248	$22,565	$–	$–
(2) Net of foreign taxes withheld on dividends, affiliated issuers	18	–	–	–
(3) Net of increase in foreign taxes on unrealized gains	2,903	18,697	–	–

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2021 (Unaudited) (Continued)

Dollar values in thousands

	SELECT EQUITY		SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$126		$3,303	$444	$2,697
Total investment income	126		3,303	444	2,697
EXPENSES:
Management fees	59		18,091	320	1,165
Transfer agent fees
Investor Shares	22		1,324	82	88
Advisor Shares	14		607		56
Institutional Shares	14		17	14	15
Shareholder communications
Investor Shares	5		23	7	7
Advisor Shares	4		47		8
Institutional Shares	3		30	– (2)	8
Custodian fees	4		25	6	6
Accounting fees	5		29	39	29
Professional fees	14		64	54	26
Registration fees
Investor Shares	8		40	2	18
Advisor Shares	8		90		16
Institutional Shares	8		10	2	8
Director’s fees	2		49	3	6
Other operating expenses	–	(2)	46	8	11
Total operating expenses	170		20,492	537	1,467
Less amounts waived or paid by the Adviser	(82)		–	(110)	(37)
Net expenses	88		20,492	427	1,430
Net investment income (loss)	38		(17,189)	17	1,267
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers (3)	315		316,023	1,788	24,672
Foreign currency related transactions	–	(2)	–	(1)	(4)
Total realized gain	315		316,023	1,787	24,668
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (4)	3,735		312,964	10,339	63,963
Investments, from affiliated issuers	–		(6,767)	–	–
Foreign currency related transactions	–	(2)	–	(2)	(3)
Total increase in unrealized appreciation or depreciation	3,735		306,197	10,337	63,960
Net gain on investments and foreign currency related transactions	4,050		622,220	12,124	88,628
Net increase in net assets resulting from operations	$4,088		$605,031	$12,141	$89,895

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$11		$–	$63	$61
(2) Amount rounds to less than $1 (3) Net of foreign taxes on realized gains	–		–	(34)	–
(4) Net of increase in foreign taxes on unrealized gains	–		–	129	–

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		FOCUS
	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020
OPERATIONS:
Net investment loss	$(39,255)	$(32,341)	$(3,786)	$(2,692)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	662,820	300,242	301,463	7,059
Foreign currency forward contracts	—	–	307	(6,344)
Foreign currency related transactions	(1,549)	(2,668)	(31)	(43)
Written options	–	–	(7,475)	14,253
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	461,516	2,168,867	(36,536)	236,643
Foreign currency forward contracts	–	–	1,558	446
Foreign currency related transactions	713	4,241	(21)	– (2)
Written options	–	–	1,139	(4,471)
Net increase in net assets resulting from operations	1,084,245	2,438,341	256,618	244,851
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(29,722)	–	(9,433)	(6,980)
Advisor Shares	(174,796)	–	(28,018)	(21,727)
Institutional Shares	(119,146)	(56)	(15,917)	–
Total distributions to shareholders	(323,664)	(56)	(53,368)	(28,707)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	1,283,188	1,532,283	341,999	528,442
Total increase in net assets	2,043,769	3,970,568	545,249	744,586
Net assets, beginning of period	6,632,343	2,661,775	1,436,065	691,479
Net assets, end of period	$8,676,112	$6,632,343	$1,981,314	$1,436,065

(1)	Unaudited.
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY		GLOBAL EQUITY
	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020
OPERATIONS:
Net investment loss	$(1,198)	$(1,202)	$(869)	$(474)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	18,951	5,224	40,898	43,064
Foreign currency related transactions	(42)	(5)	(305)	(129)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	10,188	48,523	(8,867)	8,699
Foreign currency related transactions	44	4	247	151
Net increase in net assets resulting from operations	27,943	52,544	31,104	51,311
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(1,150)	–	(16,265)	(10,288)
Advisor Shares	(419)	–	(1,575)	–
Institutional Shares	(3,295)	–	(13,513)	(11,682)
Total distributions to shareholders	(4,864)	–	(31,353)	(21,970)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	43,203	50,578	70,575	(27,399)
Total increase in net assets	66,282	103,122	70,326	1,942
Net assets, beginning of period	210,445	107,323	256,897	254,955
Net assets, end of period	$276,727	$210,445	$327,223	$256,897

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	57

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES		GLOBAL VALUE
	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$(6,979)	$(3,040)	$15,915	$15,456
Net realized gain (loss) on:
Investments, from unaffiliated issuers	397,499	360,424	107,413	25,411
Foreign currency forward contracts	–	–	(3,193)	2,072
Foreign currency related transactions	(617)	(354)	26	90
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	7,094	906,778	473,470	(227,831)
Foreign currency forward contracts	–	–	2,416	(5,050)
Foreign currency related transactions	(1)	50	(148)	287
Net increase (decrease) in net assets resulting from operations	396,996	1,263,858	595,899	(189,565)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(93,589)	(74,481)	(148)	(6,704)
Advisor Shares	(67,331)	(43,758)	(256)	(9,262)
Institutional Shares	(162,441)	(123,621)	(3,054)	(32,160)
Total distributions to shareholders	(323,361)	(241,860)	(3,458)	(48,126)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	256,482	365,644	(100,685)	(1,014,427)
Total increase (decrease) in net assets	330,117	1,387,642	491,756	(1,252,118)
Net assets, beginning of period	4,782,593	3,394,951	1,823,760	3,075,878
Net assets, end of period	$5,112,710	$4,782,593	$2,315,516	$1,823,760

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	HIGH INCOME		INTERNATIONAL
	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$166,944	$258,173	$(11,481)	$43,500
Net realized gain (loss) on:
Investments, from unaffiliated issuers	37,850	(26,236)	1,229,540	411,903
Foreign currency forward contracts	(113)	(302)	—	—
Foreign currency related transactions	6	(69)	(15,424)	(4,388)
Futures contracts	6,749	(22,172)	—	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	294,713	81,150	(337,613)	137,349
Foreign currency forward contracts	(142)	142	—	—
Foreign currency related transactions	(4)	4	11,551	5,532
Futures contracts	14,324	(2,659)	—	—
Unfunded loan commitments	(32)	10	—	—
Net increase in net assets resulting from operations	520,295	288,041	876,573	593,896
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(37,800)	(54,034)	(104,497)	(205,368)
Advisor Shares	(77,679)	(134,063)	(63,660)	(115,091)
Institutional Shares	(47,072)	(68,979)	(168,146)	(245,714)
Total distributions to shareholders	(162,551)	(257,076)	(336,303)	(566,173)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	1,016,281	997,489	(478,323)	(926,091)
Total increase (decrease) in net assets	1,374,025	1,028,454	61,947	(898,368)
Net assets, beginning of period	4,816,766	3,788,312	9,660,740	10,559,108
Net assets, end of period	$6,190,791	$4,816,766	$9,722,687	$9,660,740

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID		INTERNATIONAL VALUE
	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$(12,174)	$28,533	$130,480	$107,187
Net realized gain (loss) on:
Investments, from unaffiliated issuers	159,165	(30,545)	1,553,136	(142,784)
Investments, from affiliated issuers	4,887	4,119	3,040	—
Foreign currency forward contracts	—	—	(66,786)	19,737
Foreign currency related transactions	90	(1,911)	(2,366)	495
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	431,840	622,948	2,572,556	(380,411)
Investments, from affiliated issuers	74,904	10,893	168,224	—
Foreign currency forward contracts	—	—	40,981	(51,830)
Foreign currency related transactions	(60)	134	(1,301)	1,975
Net increase (decrease) in net assets resulting from operations	658,652	634,171	4,397,964	(445,631)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(2,495)	(343)	(20,240)	(81,523)
Advisor Shares	(9,783)	(1,296)	(36,329)	(136,062)
Institutional Shares	(19,767)	(1,966)	(96,592)	(226,033)
Total distributions to shareholders	(32,045)	(3,605)	(153,161)	(443,618)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	1,507,348	1,608,852	1,494,562	195,049
Total increase (decrease) in net assets	2,133,955	2,239,418	5,739,365	(694,200)
Net assets, beginning of period	3,460,426	1,221,008	13,573,910	14,268,110
Net assets, end of period	$5,594,381	$3,460,426	$19,313,275	$13,573,910

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$(29,527)	$(36,526)	$9,544	$18,887
Net realized gain (loss) on:
Investments, from unaffiliated issuers	912,960	844,620	237,571	45,143
Foreign currency related transactions	36	(4)	—	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	74,383	1,333,217	401,410	(197,454)
Foreign currency related transactions	(2)	4	—	—
Net increase (decrease) in net assets resulting from operations	957,850	2,141,311	648,525	(133,424)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(315,691)	(191,072)	(11,628)	(80,183)
Advisor Shares	(102,605)	(51,336)	(11,843)	(62,696)
Institutional Shares	(523,547)	(326,991)	(14,905)	(78,963)
Total distributions to shareholders	(941,843)	(569,399)	(38,376)	(221,842)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	538,465	159,288	(177,473)	(235,550)
Total increase (decrease) in net assets	554,472	1,731,200	432,676	(590,816)
Net assets, beginning of period	6,789,672	5,058,472	1,678,761	2,269,577
Net assets, end of period	$7,344,144	$6,789,672	$2,111,437	$1,678,761

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SELECT EQUITY			SMALL CAP
	Six Months Ended 3/31/2021(1)		Period Ended 9/30/2020(2)	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$38		$13	$(17,189)	$(20,921)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	315		(402)	316,023	219,364
Foreign currency related transactions	—	(3)	(8)	—	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	3,735		1,043	312,964	586,046
Investments, from affiliated issuers	—		—	(6,767)	—
Foreign currency related transactions	—	(3)	— (3)	—	—
Net increase in net assets resulting from operations	4,088		646	605,031	784,489
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—		—	(58,000)	(47,579)
Advisor Shares	—		—	(63,020)	(47,497)
Institutional Shares	(67)		—	(72,018)	(50,532)
Total distributions to shareholders	(67)		—	(193,038)	(145,608)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	3,813		12,381	650,480	526,143
Total increase in net assets	7,834		13,027	1,062,473	1,165,024
Net assets, beginning of period	13,027		—	3,001,992	1,836,968
Net assets, end of period	$20,861		$13,027	$4,064,465	$3,001,992

(1)	Unaudited.
(2)	For the period from commencement of operations (February 28, 2020) through September 30, 2020.
(3)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS		VALUE
	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020	Six Months Ended 3/31/2021(1)	Year Ended 9/30/2020
OPERATIONS:
Net investment income	$17	$828	$1,267	$3,361
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,788	(931)	24,672	33,844
Foreign currency related transactions	(1)	(17)	(4)	3
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	10,339	4,696	63,963	(39,735)
Foreign currency related transactions	(2)	17	(3)	— (2)
Net increase (decrease) in net assets resulting from operations	12,141	4,593	89,895	(2,527)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(900)	(815)	(6,500)	(6,095)
Advisor Shares			(7,058)	(4,595)
Institutional Shares	(92)	(72)	(10,777)	(7,269)
Total distributions to shareholders	(992)	(887)	(24,335)	(17,959)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	4,538	(2,502)	(8,629)	(101,620)
Total increase (decrease) in net assets	15,687	1,204	56,931	(122,106)
Net assets, beginning of period	53,236	52,032	286,192	408,298
Net assets, end of period	$68,923	$53,236	$343,123	$286,192

(1)	Unaudited.
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
3/31/2021(5)	$22.98	(0.15)	4.01	3.86	—	(1.11)	(1.11)	$25.73
9/30/2020	$13.44	(0.17)	9.71	9.54	—	—	—	$22.98
9/30/2019	$11.17	(0.07)	2.34	2.27	— (6)	—	— (6)	$13.44
9/30/2018	$12.83	— (6)	(1.23)	(1.23)	(0.02)	(0.41)	(0.43)	$11.17
9/30/2017	$10.51	0.03	2.34	2.37	(0.01)	(0.04)	(0.05)	$12.83
9/30/2016	$8.39	0.02	2.10	2.12	—	—	—	$10.51
Advisor Shares
3/31/2021(5)	$23.13	(0.13)	4.04	3.91	—	(1.11)	(1.11)	$25.93
9/30/2020	$13.51	(0.14)	9.76	9.62	—	—	—	$23.13
9/30/2019	$11.21	(0.03)	2.34	2.31	(0.01)	—	(0.01)	$13.51
9/30/2018	$12.87	0.03	(1.25)	(1.22)	(0.03)	(0.41)	(0.44)	$11.21
9/30/2017	$10.54	0.05	2.35	2.40	(0.03)	(0.04)	(0.07)	$12.87
9/30/2016	$8.39	0.03	2.12	2.15	—	—	—	$10.54
Institutional Shares
3/31/2021(5)	$23.22	(0.12)	4.06	3.94	—	(1.11)	(1.11)	$26.05
9/30/2020	$13.55	(0.13)	9.80	9.67	— (6)	—	— (6)	$23.22
9/30/2019	$11.23	(0.02)	2.34	2.32	— (6)	—	— (6)	$13.55
9/30/2018	$12.89	0.04	(1.25)	(1.21)	(0.04)	(0.41)	(0.45)	$11.23
9/30/2017	$10.56	0.06	2.34	2.40	(0.03)	(0.04)	(0.07)	$12.89
9/30/2016	$8.39	0.04	2.13	2.17	—	—	—	$10.56
FOCUS FUND
Investor Shares
3/31/2021(5)	$18.34	(0.06)	3.16	3.10	—	(0.66)	(0.66)	$20.78
9/30/2020	$15.63	(0.06)	3.35	3.29	(0.04)	(0.54)	(0.58)	$18.34
9/30/2019	$14.39	(0.01)	1.70	1.69	— (6)	(0.45)	(0.45)	$15.63
9/30/2018	$11.79	(0.04)	3.82	3.78	—	(1.18)	(1.18)	$14.39
9/30/2017(8)	$10.00	(0.02)	1.81	1.79	—	—	—	$11.79
Advisor Shares
3/31/2021(5)	$18.36	(0.04)	3.15	3.11	—	(0.66)	(0.66)	$20.81
9/30/2020	$15.66	(0.04)	3.35	3.31	(0.07)	(0.54)	(0.61)	$18.36
9/30/2019	$14.39	0.01	1.71	1.72	—	(0.45)	(0.45)	$15.66
9/30/2018(9)	$13.82	— (6)	0.57	0.57	—	—	—	$14.39
Institutional Shares
3/31/2021(5)	$18.37	(0.03)	3.16	3.13	—	(0.66)	(0.66)	$20.84
9/30/2020(10)	$16.37	(0.01)	2.01	2.00	—	—	—	$18.37

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
3/31/2021(5)	16.96%	$804,779	1.26%		n/a		(1.15)%	76.07%
9/30/2020	71.06%	$643,044	1.28%		n/a		(0.96)%	138.63%
9/30/2019	20.33%	$255,336	1.35%		n/a		(0.56)%	159.86%
9/30/2018	(9.99)%	$477,908	1.36%		n/a		(0.02)%	121.12%
9/30/2017	22.70%	$520,406	1.40%		n/a		0.26%	45.04%
9/30/2016	25.27%	$266,122	1.50%		1.52%		0.25%	47.59%
Advisor Shares
3/31/2021(5)	17.07%	$4,765,148	1.09%		n/a		(0.98)%	76.07%
9/30/2020	71.28%	$3,513,504	1.13%		n/a		(0.81)%	138.63%
9/30/2019	20.59%	$1,585,519	1.18%		n/a		(0.23)%	159.86%
9/30/2018	(9.87)%	$1,031,825	1.18%		n/a		0.22%	121.12%
9/30/2017	22.94%	$763,998	1.21%		n/a		0.47%	45.04%
9/30/2016	25.63%	$340,831	1.25%		n/a		0.28%	47.59%
Institutional Shares
3/31/2021(5)	17.14%	$3,106,185	1.00%		n/a		(0.89)%	76.07%
9/30/2020	71.45%	$2,475,795	1.04%		n/a		(0.72)%	138.63%
9/30/2019	20.71%	$820,920	1.08%		n/a		(0.15)%	159.86%
9/30/2018	(9.80)%	$681,242	1.08%		n/a		0.29%	121.12%
9/30/2017	22.99%	$684,168	1.12%		n/a		0.50%	45.04%
9/30/2016	25.86%	$277,691	1.15%		n/a		0.44%	47.59%
FOCUS FUND
Investor Shares
3/31/2021(5)	17.08%	$324,756	1.26%		n/a		(0.59)%	135.65%
9/30/2020	21.76%	$262,246	1.30%		n/a		(0.39)%	285.25%
9/30/2019	12.35%	$170,186	1.37%		n/a		(0.07)%	368.38%
9/30/2018	34.31%	$79,673	1.51	%(7)	1.70	%(7)	(0.27)%	355.37%
9/30/2017(8)	18.00%	$15,293	1.52	%(7)	2.70	%(7)	(0.49)%	170.19%
Advisor Shares
3/31/2021(5)	17.12%	$1,109,254	1.11%		n/a		(0.43)%	135.65%
9/30/2020	21.98%	$735,871	1.13%		n/a		(0.26)%	285.25%
9/30/2019	12.49%	$521,293	1.17%		n/a		0.04%	368.38%
9/30/2018(9)	4.12%	$38,135	1.40	%(7)	2.74	%(7)	0.16%	355.37%
Institutional Shares
3/31/2021(5)	17.16%	$547,304	1.02%		n/a		(0.35)%	135.65%
9/30/2020(10)	12.28%	$437,948	1.04%		n/a		(0.14)%	285.25%

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2021(5)	$18.40	(0.11)	2.45	2.34	—	(0.40)	(0.40)	$20.34
9/30/2020	$13.39	(0.13)	5.14	5.01	—	—	—	$18.40
9/30/2019	$12.40	(0.08)	1.07	0.99	—	—	—	$13.39
9/30/2018	$10.32	(0.09)	2.23	2.14	— (6)	(0.06)	(0.06)	$12.40
9/30/2017(11)	$10.00	(0.01)	0.33	0.32	—	—	—	$10.32
Advisor Shares
3/31/2021(5)	$18.41	(0.11)	2.46	2.35	—	(0.40)	(0.40)	$20.36
9/30/2020(10)	$14.96	(0.08)	3.53	3.45	—	—	—	$18.41
Institutional Shares
3/31/2021(5)	$18.41	(0.08)	2.45	2.37	—	(0.40)	(0.40)	$20.38
9/30/2020(10)	$14.96	(0.07)	3.52	3.45	—	—	—	$18.41
GLOBAL EQUITY FUND
Investor Shares
3/31/2021(5)	$23.03	(0.08)	2.87	2.79	—	(2.79)	(2.79)	$23.03
9/30/2020	$20.60	(0.05)	4.26	4.21	—	(1.78)	(1.78)	$23.03
9/30/2019	$22.66	(0.02)	1.02	1.00	(0.03)	(3.03)	(3.06)	$20.60
9/30/2018	$19.60	0.03	3.17	3.20	—	(0.14)	(0.14)	$22.66
9/30/2017	$16.54	(0.03)	3.09	3.06	—	—	—	$19.60
9/30/2016	$15.73	(0.01)	1.17	1.16	—	(0.35)	(0.35)	$16.54
Advisor Shares
3/31/2021(5)	$23.04	(0.08)	2.86	2.78	—	(2.79)	(2.79)	$23.03
9/30/2020(12)	$22.81	(0.02)	0.25	0.23	—	—	—	$23.04
Institutional Shares
3/31/2021(5)	$23.21	(0.06)	2.89	2.83	—	(2.79)	(2.79)	$23.25
9/30/2020	$20.71	(0.03)	4.32	4.29	(0.01)	(1.78)	(1.79)	$23.21
9/30/2019	$22.80	0.02	1.01	1.03	(0.09)	(3.03)	(3.12)	$20.71
9/30/2018	$19.66	0.10	3.18	3.28	—	(0.14)	(0.14)	$22.80
9/30/2017	$16.58	0.01	3.10	3.11	(0.03)	—	(0.03)	$19.66
9/30/2016(13)	$16.44	0.06	0.43	0.49	—	(0.35)	(0.35)	$16.58

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2021(5)	12.79%	$56,805	1.37%	n/a	(1.12)%	28.05%
9/30/2020	37.42%	$106,480	1.35%	n/a	(0.89)%	40.44%
9/30/2019	7.98%	$107,323	1.40%	n/a	(0.62)%	52.30%
9/30/2018	20.90%	$75,321	1.50%	1.71%	(0.75)%	38.71%
9/30/2017(11)	3.20%	$13,161	1.50%	4.55%	(0.83)%	1.85%
Advisor Shares
3/31/2021(5)	12.84%	$18,428	1.30%	1.48%	(1.04)%	28.05%
9/30/2020(10)	23.06%	$19,698	1.30%	1.74%	(0.73)%	40.44%
Institutional Shares
3/31/2021(5)	12.95%	$201,494	1.10%	n/a	(0.82)%	28.05%
9/30/2020(10)	23.06%	$84,267	1.20%	n/a	(0.62)%	40.44%
GLOBAL EQUITY FUND
Investor Shares
3/31/2021(5)	12.70%	$150,169	1.26%	n/a	(0.68)%	66.16%
9/30/2020	21.90%	$134,498	1.26%	n/a	(0.27)%	137.93%
9/30/2019	6.90%	$118,936	1.38%	n/a	(0.09)%	91.33%
9/30/2018	16.38%	$123,225	1.36%	n/a	0.13%	120.14%
9/30/2017	18.50%	$131,813	1.40%	n/a	(0.20)%	109.89%
9/30/2016	7.40%	$145,817	1.37%	n/a	(0.09)%	96.23%
Advisor Shares
3/31/2021(5)	12.64%	$14,960	1.25%	1.69%	(0.68)%	66.16%
9/30/2020(12)	1.01%	$13,092	1.25%	2.51%	(0.53)%	137.93%
Institutional Shares
3/31/2021(5)	12.78%	$162,094	1.07%	n/a	(0.49)%	66.16%
9/30/2020	22.17%	$109,307	1.05%	n/a	(0.12)%	137.93%
9/30/2019	7.10%	$136,019	1.16%	n/a	0.09%	91.33%
9/30/2018	16.73%	$196,802	1.10%	n/a	0.45%	120.14%
9/30/2017	18.78%	$159,565	1.16%	n/a	0.03%	109.89%
9/30/2016(13)	3.01%	$111,757	1.11%	n/a	0.37%	96.23%
Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2021(5)	$34.89	(0.08)	2.91	2.83	—	(2.40)	(2.40)	$35.32
9/30/2020	$27.06	(0.06)	9.80	9.74	—	(1.91)	(1.91)	$34.89
9/30/2019	$27.66	(0.01)	1.01	1.00	—	(1.60)	(1.60)	$27.06
9/30/2018	$25.69	(0.03)	3.07	3.04	—	(1.07)	(1.07)	$27.66
9/30/2017	$21.74	(0.08)	4.06	3.98	—	(0.03)	(0.03)	$25.69
9/30/2016	$18.35	(0.06)	3.59	3.53	(0.02)	(0.12)	(0.14)	$21.74
Advisor Shares
3/31/2021(5)	$35.10	(0.05)	2.93	2.88	—	(2.40)	(2.40)	$35.58
9/30/2020	$27.21	(0.03)	9.86	9.83	(0.03)	(1.91)	(1.94)	$35.10
9/30/2019	$27.76	0.03	1.02	1.05	—	(1.60)	(1.60)	$27.21
9/30/2018	$25.75	0.01	3.07	3.08	—	(1.07)	(1.07)	$27.76
9/30/2017	$21.76	(0.05)	4.07	4.02	—	(0.03)	(0.03)	$25.75
9/30/2016	$18.37	(0.03)	3.58	3.55	(0.04)	(0.12)	(0.16)	$21.76
Institutional Shares
3/31/2021(5)	$35.47	(0.03)	2.97	2.94	—	(2.40)	(2.40)	$36.01
9/30/2020	$27.47	— (6)	9.96	9.96	(0.05)	(1.91)	(1.96)	$35.47
9/30/2019	$27.99	0.06	1.02	1.08	— (6)	(1.60)	(1.60)	$27.47
9/30/2018	$25.92	0.03	3.11	3.14	—	(1.07)	(1.07)	$27.99
9/30/2017	$21.89	(0.03)	4.09	4.06	—	(0.03)	(0.03)	$25.92
9/30/2016	$18.46	(0.01)	3.61	3.60	(0.05)	(0.12)	(0.17)	$21.89

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2021(5)	8.33%	$1,423,753	1.14%	n/a	(0.43)%	27.97%
9/30/2020	38.37%	$1,358,867	1.14%	n/a	(0.23)%	44.27%
9/30/2019	4.85%	$1,052,916	1.15%	n/a	(0.02)%	48.64%
9/30/2018	12.19%	$1,176,471	1.15%	n/a	(0.13)%	44.27%
9/30/2017	18.36%	$974,286	1.15%	n/a	(0.35)%	34.13%
9/30/2016	19.29%	$781,877	1.17%	n/a	(0.33)%	34.62%
Advisor Shares
3/31/2021(5)	8.43%	$1,113,035	0.99%	n/a	(0.28)%	27.97%
9/30/2020	38.52%	$957,127	1.01%	n/a	(0.09)%	44.27%
9/30/2019	5.03%	$615,920	1.01%	n/a	0.11%	48.64%
9/30/2018	12.32%	$583,463	1.00%	n/a	0.03%	44.27%
9/30/2017	18.53%	$398,375	1.03%	n/a	(0.20)%	34.13%
9/30/2016	19.37%	$193,230	1.08%	n/a	(0.16)%	34.62%
Institutional Shares
3/31/2021(5)	8.51%	$2,575,922	0.89%	n/a	(0.18)%	27.97%
9/30/2020	38.67%	$2,466,599	0.90%	n/a	0.01%	44.27%
9/30/2019	5.11%	$1,726,115	0.91%	n/a	0.23%	48.64%
9/30/2018	12.48%	$1,645,152	0.91%	n/a	0.11%	44.27%
9/30/2017	18.60%	$1,330,754	0.93%	n/a	(0.11)%	34.13%
9/30/2016	19.60%	$862,330	0.92%	n/a	(0.07)%	34.62%

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL VALUE FUND
Investor Shares
3/31/2021(5)	$15.94	0.12	5.16	5.28	(0.01)	—	(0.01)	$21.21
9/30/2020	$17.12	0.07	(1.01)	(0.94)	(0.24)	—	(0.24)	$15.94
9/30/2019	$18.24	0.21	(0.38)	(0.17)	(0.15)	(0.80)	(0.95)	$17.12
9/30/2018	$17.87	0.18	0.55	0.73	(0.12)	(0.24)	(0.36)	$18.24
9/30/2017	$15.30	0.10	2.88	2.98	(0.11)	(0.30)	(0.41)	$17.87
9/30/2016	$14.47	0.10	1.58	1.68	(0.05)	(0.80)	(0.85)	$15.30
Advisor Shares
3/31/2021(5)	$15.91	0.13	5.16	5.29	(0.02)	—	(0.02)	$21.18
9/30/2020	$17.09	0.09	(1.01)	(0.92)	(0.26)	—	(0.26)	$15.91
9/30/2019	$18.22	0.23	(0.39)	(0.16)	(0.17)	(0.80)	(0.97)	$17.09
9/30/2018	$17.86	0.21	0.54	0.75	(0.15)	(0.24)	(0.39)	$18.22
9/30/2017	$15.28	0.13	2.87	3.00	(0.12)	(0.30)	(0.42)	$17.86
9/30/2016	$14.48	0.13	1.57	1.70	(0.10)	(0.80)	(0.90)	$15.28
Institutional Shares
3/31/2021(5)	$15.96	0.15	5.16	5.31	(0.04)	—	(0.04)	$21.23
9/30/2020	$17.14	0.11	(1.01)	(0.90)	(0.28)	—	(0.28)	$15.96
9/30/2019	$18.27	0.26	(0.40)	(0.14)	(0.19)	(0.80)	(0.99)	$17.14
9/30/2018	$17.90	0.24	0.54	0.78	(0.17)	(0.24)	(0.41)	$18.27
9/30/2017	$15.32	0.14	2.87	3.01	(0.13)	(0.30)	(0.43)	$17.90
9/30/2016	$14.50	0.14	1.59	1.73	(0.11)	(0.80)	(0.91)	$15.32

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL VALUE FUND
Investor Shares
3/31/2021(5)	33.13%	$282,399	1.24%	n/a	1.27%	14.99%
9/30/2020	(5.63)%	$242,744	1.26%	n/a	0.42%	37.09%
9/30/2019	(0.50)%	$506,067	1.25%	n/a	1.25%	31.18%
9/30/2018	4.16%	$724,848	1.25%	n/a	1.00%	27.98%
9/30/2017	19.95%	$811,771	1.25%	n/a	0.59%	12.67%
9/30/2016	11.86%	$748,254	1.26%	n/a	0.70%	20.52%
Advisor Shares
3/31/2021(5)	33.24%	$309,218	1.09%	n/a	1.43%	14.99%
9/30/2020	(5.48)%	$259,859	1.12%	n/a	0.54%	37.09%
9/30/2019	(0.40)%	$599,418	1.10%	n/a	1.38%	31.18%
9/30/2018	4.27%	$851,738	1.10%	n/a	1.14%	27.98%
9/30/2017	20.16%	$796,869	1.10%	n/a	0.78%	12.67%
9/30/2016	12.00%	$403,036	1.14%	n/a	0.88%	20.52%
Institutional Shares
3/31/2021(5)	33.29%	$1,723,899	1.01%	n/a	1.55%	14.99%
9/30/2020	(5.37)%	$1,321,157	1.02%	n/a	0.67%	37.09%
9/30/2019	(0.30)%	$1,970,393	1.01%	n/a	1.54%	31.18%
9/30/2018	4.40%	$2,143,564	1.01%	n/a	1.31%	27.98%
9/30/2017	20.23%	$1,471,466	1.02%	n/a	0.84%	12.67%
9/30/2016	12.18%	$917,977	1.03%	n/a	0.97%	20.52%

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
HIGH INCOME FUND
Investor Shares
3/31/2021(5)	$9.53	0.29	0.67	0.96	(0.29)	—	(0.29)	$10.20
9/30/2020	$9.66	0.60	(0.13)	0.47	(0.60)	—	(0.60)	$9.53
9/30/2019	$9.87	0.61	(0.17)	0.44	(0.60)	(0.05)	(0.65)	$9.66
9/30/2018	$10.20	0.58	(0.13)	0.45	(0.58)	(0.20)	(0.78)	$9.87
9/30/2017	$9.85	0.59	0.37	0.96	(0.59)	(0.02)	(0.61)	$10.20
9/30/2016	$9.49	0.63	0.40	1.03	(0.63)	(0.04)	(0.67)	$9.85
Advisor Shares
3/31/2021(5)	$9.53	0.30	0.66	0.96	(0.29)	—	(0.29)	$10.20
9/30/2020	$9.66	0.61	(0.13)	0.48	(0.61)	—	(0.61)	$9.53
9/30/2019	$9.87	0.63	(0.17)	0.46	(0.62)	(0.05)	(0.67)	$9.66
9/30/2018	$10.20	0.60	(0.13)	0.47	(0.60)	(0.20)	(0.80)	$9.87
9/30/2017	$9.85	0.60	0.38	0.98	(0.61)	(0.02)	(0.63)	$10.20
9/30/2016	$9.49	0.64	0.41	1.05	(0.65)	(0.04)	(0.69)	$9.85
Institutional Shares
3/31/2021(5)	$9.53	0.31	0.66	0.97	(0.30)	—	(0.30)	$10.20
9/30/2020	$9.66	0.62	(0.13)	0.49	(0.62)	—	(0.62)	$9.53
9/30/2019	$9.87	0.64	(0.17)	0.47	(0.63)	(0.05)	(0.68)	$9.66
9/30/2018	$10.19	0.61	(0.12)	0.49	(0.61)	(0.20)	(0.81)	$9.87
9/30/2017(14)	$9.85	0.59	0.36	0.95	(0.59)	(0.02)	(0.61)	$10.19

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
HIGH INCOME FUND
Investor Shares
3/31/2021(5)	10.12%	$1,507,010	0.96%	n/a	5.87%	25.98%
9/30/2020	5.14%	$1,149,422	0.96%	n/a	6.43%	71.78%
9/30/2019	4.81%	$873,574	0.98%	n/a	6.41%	74.82%
9/30/2018	4.66%	$986,645	0.99%	n/a	5.88%	79.10%
9/30/2017	10.07%	$632,387	1.00%	n/a	5.88%	92.44%
9/30/2016	11.40%	$544,969	1.03%	n/a	6.66%	69.41%
Advisor Shares
3/31/2021(5)	10.21%	$2,919,367	0.79%	n/a	6.04%	25.98%
9/30/2020	5.29%	$2,281,480	0.82%	n/a	6.57%	71.78%
9/30/2019	4.98%	$2,194,146	0.82%	n/a	6.56%	74.82%
9/30/2018	4.83%	$1,970,272	0.82%	n/a	6.03%	79.10%
9/30/2017	10.27%	$1,548,786	0.82%	n/a	6.04%	92.44%
9/30/2016	11.61%	$1,244,032	0.84%	n/a	6.81%	69.41%
Institutional Shares
3/31/2021(5)	10.26%	$1,764,414	0.70%	n/a	6.13%	25.98%
9/30/2020	5.40%	$1,385,864	0.72%	n/a	6.67%	71.78%
9/30/2019	5.08%	$720,592	0.73%	n/a	6.64%	74.82%
9/30/2018	5.02%	$289,036	0.74%	n/a	6.13%	79.10%
9/30/2017(14)	9.94%	$262,369	0.78%	n/a	5.94%	92.44%

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND
Investor Shares
3/31/2021(5)	$32.86	(0.06)	3.03	2.97	(0.08)	(1.04)	(1.12)	$34.71
9/30/2020	$32.52	0.08	2.00	2.08	(0.30)	(1.44)	(1.74)	$32.86
9/30/2019	$33.49	0.29	1.38	1.67	(0.37)	(2.27)	(2.64)	$32.52
9/30/2018	$32.28	0.35	1.08	1.43	(0.22)	—	(0.22)	$33.49
9/30/2017	$28.30	0.20	4.08	4.28	(0.30)	—	(0.30)	$32.28
9/30/2016	$26.97	0.27	1.19	1.46	(0.13)	—	(0.13)	$28.30
Advisor Shares
3/31/2021(5)	$32.80	(0.04)	3.02	2.98	(0.13)	(1.04)	(1.17)	$34.61
9/30/2020	$32.46	0.15	1.98	2.13	(0.35)	(1.44)	(1.79)	$32.80
9/30/2019	$33.45	0.34	1.37	1.71	(0.43)	(2.27)	(2.70)	$32.46
9/30/2018	$32.25	0.43	1.05	1.48	(0.28)	—	(0.28)	$33.45
9/30/2017	$28.31	0.23	4.08	4.31	(0.37)	—	(0.37)	$32.25
9/30/2016	$27.00	0.34	1.17	1.51	(0.20)	—	(0.20)	$28.31
Institutional Shares
3/31/2021(5)	$33.08	(0.02)	3.04	3.02	(0.16)	(1.04)	(1.20)	$34.90
9/30/2020	$32.72	0.17	2.01	2.18	(0.38)	(1.44)	(1.82)	$33.08
9/30/2019	$33.71	0.35	1.39	1.74	(0.46)	(2.27)	(2.73)	$32.72
9/30/2018	$32.50	0.46	1.05	1.51	(0.30)	—	(0.30)	$33.71
9/30/2017	$28.51	0.30	4.08	4.38	(0.39)	—	(0.39)	$32.50
9/30/2016	$27.19	0.36	1.17	1.53	(0.21)	—	(0.21)	$28.51

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL FUND
Investor Shares
3/31/2021(5)	9.18%	$3,129,312	1.18%	n/a	(0.37)%	46.16%
9/30/2020	6.52%	$3,142,072	1.19%	n/a	0.27%	53.82%
9/30/2019	6.29%	$3,903,758	1.19%	n/a	0.95%	41.01%
9/30/2018	4.45%	$4,733,866	1.18%	n/a	1.06%	55.16%
9/30/2017	15.39%	$5,808,005	1.18%	n/a	0.70%	57.60%
9/30/2016	5.39%	$7,930,361	1.19%	n/a	0.98%	64.65%
Advisor Shares
3/31/2021(5)	9.22%	$1,826,355	1.04%	n/a	(0.23)%	46.16%
9/30/2020	6.71%	$1,799,962	1.04%	n/a	0.48%	53.82%
9/30/2019	6.46%	$2,141,985	1.04%	n/a	1.11%	41.01%
9/30/2018	4.58%	$2,367,026	1.04%	n/a	1.29%	55.16%
9/30/2017	15.56%	$2,357,528	1.04%	n/a	0.82%	57.60%
9/30/2016	5.58%	$2,782,189	1.01%	n/a	1.23%	64.65%
Institutional Shares
3/31/2021(5)	9.30%	$4,767,020	0.95%	n/a	(0.14)%	46.16%
9/30/2020	6.80%	$4,718,706	0.96%	n/a	0.55%	53.82%
9/30/2019	6.52%	$4,513,365	0.96%	n/a	1.15%	41.01%
9/30/2018	4.67%	$5,815,955	0.95%	n/a	1.36%	55.16%
9/30/2017	15.66%	$5,868,894	0.96%	n/a	1.05%	57.60%
9/30/2016	5.64%	$5,272,925	0.95%	n/a	1.27%	64.65%

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	75

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL SMALL-MID FUND
Investor Shares
3/31/2021(5)	$17.33	(0.07)	2.87	2.80	(0.11)	—	(0.11)	$20.02
9/30/2020	$13.61	0.16	3.58	3.74	(0.02)	—	(0.02)	$17.33
9/30/2019	$23.47	(0.03)	(1.56)	(1.59)	—	(8.27)	(8.27)	$13.61
9/30/2018	$24.69	(0.10)	2.05	1.95	—	(3.17)	(3.17)	$23.47
9/30/2017	$23.17	(0.03)	2.75	2.72	—	(1.20)	(1.20)	$24.69
9/30/2016	$23.37	(0.02)	0.63	0.61	(0.03)	(0.78)	(0.81)	$23.17
Advisor Shares
3/31/2021(5)	$17.35	(0.05)	2.87	2.82	(0.13)	—	(0.13)	$20.04
9/30/2020	$13.62	0.20	3.57	3.77	(0.04)	—	(0.04)	$17.35
9/30/2019(15)	$11.91	0.01	1.70	1.71	—	—	—	$13.62
Institutional Shares
3/31/2021(5)	$17.54	(0.04)	2.90	2.86	(0.14)	—	(0.14)	$20.26
9/30/2020	$13.76	0.23	3.59	3.82	(0.04)	—	(0.04)	$17.54
9/30/2019	$23.59	0.03	(1.59)	(1.56)	—	(8.27)	(8.27)	$13.76
9/30/2018	$24.75	(0.04)	2.05	2.01	—	(3.17)	(3.17)	$23.59
9/30/2017	$23.18	0.06	2.71	2.77	—	(1.20)	(1.20)	$24.75
9/30/2016(16)	$22.54	0.04	0.60	0.64	—	—	—	$23.18

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL SMALL-MID FUND
Investor Shares
3/31/2021(5)	16.20%	$504,458	1.31%	n/a	(0.71)%	13.30%
9/30/2020	27.52%	$400,490	1.33%	n/a	1.06%	27.84%
9/30/2019	(1.38)%	$177,807	1.43%	n/a	(0.24)%	55.98%
9/30/2018	8.70%	$228,317	1.55%	n/a	(0.44)%	59.53%
9/30/2017	13.09%	$307,580	1.57%	n/a	(0.16)%	79.09%
9/30/2016	2.50%	$585,000	1.51%	n/a	(0.07)%	69.82%
Advisor Shares
3/31/2021(5)	16.29%	$1,758,608	1.14%	n/a	(0.54)%	13.30%
9/30/2020	27.70%	$1,223,773	1.18%	n/a	1.32%	27.84%
9/30/2019(15)	14.36%	$434,784	1.25%	n/a	0.13%	55.98%
Institutional Shares
3/31/2021(5)	16.35%	$3,331,315	1.05%	n/a	(0.44)%	13.30%
9/30/2020	27.85%	$1,836,163	1.09%	n/a	1.49%	27.84%
9/30/2019	(1.18)%	$608,417	1.16%	n/a	0.20%	55.98%
9/30/2018	8.94%	$175,808	1.35%	n/a	(0.17)%	59.53%
9/30/2017	13.31%	$255,353	1.37%	n/a	0.29%	79.09%
9/30/2016(16)	2.84%	$209,536	1.37%	n/a	0.41%	69.82%

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	77

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2021(5)	$32.94	0.27	10.20	10.47	(0.09)	(0.25)	(0.34)	$43.07
9/30/2020	$34.87	0.19	(1.06)	(0.87)	(0.23)	(0.83)	(1.06)	$32.94
9/30/2019	$36.85	0.61	(0.64)	(0.03)	(0.65)	(1.30)	(1.95)	$34.87
9/30/2018	$39.08	0.42	(1.14)	(0.72)	(0.41)	(1.10)	(1.51)	$36.85
9/30/2017	$33.55	0.27	6.27	6.54	(0.26)	(0.75)	(1.01)	$39.08
9/30/2016	$32.62	0.32	2.57	2.89	(0.28)	(1.68)	(1.96)	$33.55
Advisor Shares
3/31/2021(5)	$32.90	0.29	10.18	10.47	(0.11)	(0.25)	(0.36)	$43.01
9/30/2020	$34.81	0.27	(1.09)	(0.82)	(0.26)	(0.83)	(1.09)	$32.90
9/30/2019	$36.85	0.65	(0.63)	0.02	(0.76)	(1.30)	(2.06)	$34.81
9/30/2018	$39.11	0.48	(1.16)	(0.68)	(0.48)	(1.10)	(1.58)	$36.85
9/30/2017	$33.57	0.33	6.27	6.60	(0.31)	(0.75)	(1.06)	$39.11
9/30/2016	$32.66	0.39	2.54	2.93	(0.34)	(1.68)	(2.02)	$33.57
Institutional Shares
3/31/2021(5)	$33.06	0.33	10.21	10.54	(0.14)	(0.25)	(0.39)	$43.21
9/30/2020	$34.96	0.28	(1.08)	(0.80)	(0.27)	(0.83)	(1.10)	$33.06
9/30/2019	$37.02	0.69	(0.64)	0.05	(0.81)	(1.30)	(2.11)	$34.96
9/30/2018	$39.28	0.53	(1.18)	(0.65)	(0.51)	(1.10)	(1.61)	$37.02
9/30/2017	$33.71	0.42	6.23	6.65	(0.33)	(0.75)	(1.08)	$39.28
9/30/2016	$32.77	0.40	2.57	2.97	(0.35)	(1.68)	(2.03)	$33.71

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

78	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2021(5)	31.94%	$2,586,561	1.18%	n/a	1.37%	27.05%
9/30/2020	(2.71)%	$1,983,618	1.19%	n/a	0.57%	28.06%
9/30/2019	0.38%	$2,761,826	1.19%	n/a	1.80%	23.69%
9/30/2018	(1.99)%	$3,371,735	1.18%	n/a	1.11%	21.55%
9/30/2017	20.19%	$4,350,119	1.19%	n/a	0.78%	11.67%
9/30/2016	9.02%	$5,500,119	1.18%	n/a	0.98%	17.79%
Advisor Shares
3/31/2021(5)	32.01%	$4,711,577	1.03%	n/a	1.52%	27.05%
9/30/2020	(2.56)%	$3,645,568	1.05%	n/a	0.81%	28.06%
9/30/2019	0.52%	$4,336,510	1.05%	n/a	1.93%	23.69%
9/30/2018	(1.87)%	$4,683,702	1.04%	n/a	1.27%	21.55%
9/30/2017	20.41%	$4,323,659	1.04%	n/a	0.93%	11.67%
9/30/2016	9.17%	$3,537,587	1.02%	n/a	1.21%	17.79%
Institutional Shares
3/31/2021(5)	32.08%	$12,015,137	0.95%	n/a	1.67%	27.05%
9/30/2020	(2.48)%	$7,944,724	0.96%	n/a	0.85%	28.06%
9/30/2019	0.63%	$7,169,774	0.95%	n/a	2.03%	23.69%
9/30/2018	(1.79)%	$7,295,259	0.95%	n/a	1.41%	21.55%
9/30/2017	20.48%	$6,282,134	0.97%	n/a	1.18%	11.67%
9/30/2016	9.27%	$3,038,159	0.96%	n/a	1.26%	17.79%

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	79

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP FUND
Investor Shares
3/31/2021(5)	$47.75	(0.23)	6.47	6.24	—	(7.18)	(7.18)	$46.81
9/30/2020	$37.16	(0.31)	15.43	15.12	—	(4.53)	(4.53)	$47.75
9/30/2019	$44.83	(0.23)	0.53	0.30	—	(7.97)	(7.97)	$37.16
9/30/2018	$42.58	(0.26)	8.21	7.95	—	(5.70)	(5.70)	$44.83
9/30/2017	$41.34	(0.27)	4.85	4.58	—	(3.34)	(3.34)	$42.58
9/30/2016	$44.42	(0.30)	3.78	3.48	—	(6.56)	(6.56)	$41.34
Advisor Shares
3/31/2021(5)	$48.33	(0.20)	6.56	6.36	—	(7.18)	(7.18)	$47.51
9/30/2020	$37.52	(0.27)	15.61	15.34	—	(4.53)	(4.53)	$48.33
9/30/2019	$45.10	(0.17)	0.56	0.39	—	(7.97)	(7.97)	$37.52
9/30/2018	$42.75	(0.20)	8.25	8.05	—	(5.70)	(5.70)	$45.10
9/30/2017	$41.43	(0.22)	4.88	4.66	—	(3.34)	(3.34)	$42.75
9/30/2016	$44.46	(0.24)	3.77	3.53	—	(6.56)	(6.56)	$41.43
Institutional Shares
3/31/2021(5)	$54.25	(0.20)	7.42	7.22	—	(7.18)	(7.18)	$54.29
9/30/2020	$41.54	(0.26)	17.50	17.24	—	(4.53)	(4.53)	$54.25
9/30/2019	$48.89	(0.16)	0.78	0.62	—	(7.97)	(7.97)	$41.54
9/30/2018	$45.84	(0.18)	8.93	8.75	—	(5.70)	(5.70)	$48.89
9/30/2017	$44.15	(0.19)	5.22	5.03	—	(3.34)	(3.34)	$45.84
9/30/2016	$46.92	(0.22)	4.01	3.79	—	(6.56)	(6.56)	$44.15

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

80	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP FUND
Investor Shares
3/31/2021(5)	14.07%	$2,357,331	1.18%	n/a	(0.94)%	26.43%
9/30/2020	45.66%	$2,106,948	1.18%	n/a	(0.81)%	44.52%
9/30/2019	5.11%	$1,599,647	1.19%	n/a	(0.63)%	47.96%
9/30/2018	21.12%	$2,003,621	1.18%	n/a	(0.62)%	49.83%
9/30/2017	12.19%	$2,277,750	1.18%	n/a	(0.68)%	42.59%
9/30/2016	8.08%	$3,232,399	1.18%	n/a	(0.75)%	40.35%
Advisor Shares
3/31/2021(5)	14.16%	$820,957	1.05%	n/a	(0.81)%	26.43%
9/30/2020	45.83%	$667,057	1.05%	n/a	(0.68)%	44.52%
9/30/2019	5.36%	$429,052	1.04%	n/a	(0.48)%	47.96%
9/30/2018	21.26%	$644,777	1.04%	n/a	(0.48)%	49.83%
9/30/2017	12.36%	$583,658	1.05%	n/a	(0.54)%	42.59%
9/30/2016	8.19%	$445,648	1.05%	n/a	(0.62)%	40.35%
Institutional Shares
3/31/2021(5)	14.20%	$4,165,856	0.95%	n/a	(0.70)%	26.43%
9/30/2020	45.98%	$4,015,667	0.95%	n/a	(0.59)%	44.52%
9/30/2019	5.41%	$3,029,773	0.96%	n/a	(0.41)%	47.96%
9/30/2018	21.37%	$3,516,293	0.95%	n/a	(0.39)%	49.83%
9/30/2017	12.45%	$4,119,181	0.95%	n/a	(0.45)%	42.59%
9/30/2016	8.33%	$4,389,242	0.95%	n/a	(0.52)%	40.35%

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	81

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

						Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
3/31/2021(5)	$16.26	0.08		6.48	6.56	(0.09)	(0.27)	(0.36)	$22.46
9/30/2020	$19.81	0.15		(1.71)	(1.56)	(0.12)	(1.87)	(1.99)	$16.26
9/30/2019	$23.56	0.10		(0.90)	(0.80)	(0.05)	(2.90)	(2.95)	$19.81
9/30/2018	$23.98	0.02		1.86	1.88	(0.02)	(2.28)	(2.30)	$23.56
9/30/2017	$21.41	0.06		3.11	3.17	(0.16)	(0.44)	(0.60)	$23.98
9/30/2016	$22.22	0.12		2.70	2.82	(0.09)	(3.54)	(3.63)	$21.41
Advisor Shares
3/31/2021(5)	$16.23	0.10		6.45	6.55	(0.12)	(0.27)	(0.39)	$22.39
9/30/2020	$19.77	0.17		(1.70)	(1.53)	(0.14)	(1.87)	(2.01)	$16.23
9/30/2019	$23.53	0.13		(0.90)	(0.77)	(0.09)	(2.90)	(2.99)	$19.77
9/30/2018	$23.94	0.05		1.85	1.90	(0.03)	(2.28)	(2.31)	$23.53
9/30/2017	$21.37	0.09		3.10	3.19	(0.18)	(0.44)	(0.62)	$23.94
9/30/2016	$22.23	0.14		2.70	2.84	(0.16)	(3.54)	(3.70)	$21.37
Institutional Shares
3/31/2021(5)	$16.24	0.11		6.45	6.56	(0.13)	(0.27)	(0.40)	$22.40
9/30/2020	$19.80	0.18		(1.71)	(1.53)	(0.16)	(1.87)	(2.03)	$16.24
9/30/2019	$23.56	0.14		(0.89)	(0.75)	(0.11)	(2.90)	(3.01)	$19.80
9/30/2018	$23.98	0.07		1.85	1.92	(0.06)	(2.28)	(2.34)	$23.56
9/30/2017	$21.40	0.11		3.11	3.22	(0.20)	(0.44)	(0.64)	$23.98
9/30/2016	$22.25	0.16		2.70	2.86	(0.17)	(3.54)	(3.71)	$21.40
SELECT EQUITY FUND
Investor Shares
3/31/2021(5)	$10.17	0.02		2.99	3.01	—	—	—	$13.18
9/30/2020(17)	$10.00	—	(6)	0.17	0.17	—	—	—	$10.17
Advisor Shares
3/31/2021(5)	$10.18	0.03		2.98	3.01	—	—	—	$13.19
9/30/2020(17)	$10.00	0.01		0.17	0.18	—	—	—	$10.18
Institutional Shares
3/31/2021(5)	$10.18	0.03		2.99	3.02	(0.06)	—	(0.06)	$13.14
9/30/2020(17)	$10.00	0.01		0.17	0.18	—	—	—	$10.18

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

82	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
3/31/2021(5)	40.80%	$695,279	1.20%	n/a	0.87%	12.91%
9/30/2020	(8.93)%	$541,320	1.21%	n/a	0.90%	43.12%
9/30/2019	(2.49)%	$842,896	1.20%	n/a	0.52%	19.18%
9/30/2018	8.55%	$1,294,179	1.19%	n/a	0.07%	19.15%
9/30/2017	15.08%	$1,957,786	1.17%	n/a	0.25%	23.92%
9/30/2016	14.10%	$2,416,461	1.16%	1.16%	0.59%	26.62%
Advisor Shares
3/31/2021(5)	40.84%	$620,625	1.05%	n/a	1.02%	12.91%
9/30/2020	(8.76)%	$518,198	1.06%	n/a	1.02%	43.12%
9/30/2019	(2.32)%	$630,296	1.06%	n/a	0.66%	19.18%
9/30/2018	8.68%	$951,667	1.05%	n/a	0.24%	19.15%
9/30/2017	15.23%	$1,053,640	1.06%	n/a	0.40%	23.92%
9/30/2016	14.22%	$1,025,855	1.05%	1.06%	0.70%	26.62%
Institutional Shares
3/31/2021(5)	40.89%	$795,533	0.99%	n/a	1.08%	12.91%
9/30/2020	(8.76)%	$619,243	1.00%	n/a	1.08%	43.12%
9/30/2019	(2.22)%	$796,385	0.98%	n/a	0.72%	19.18%
9/30/2018	8.75%	$1,058,092	0.98%	n/a	0.30%	19.15%
9/30/2017	15.37%	$1,040,520	0.97%	n/a	0.48%	23.92%
9/30/2016	14.29%	$741,286	0.95%	0.95%	0.81%	26.62%
SELECT EQUITY FUND
Investor Shares
3/31/2021(5)	29.60%	$2,729	1.25%	6.54%	0.35%	9.14%
9/30/2020(17)	1.70%	$983	1.25%	17.96%	0.03%	26.96%
Advisor Shares
3/31/2021(5)	29.57%	$1,071	1.15%	6.70%	0.45%	9.14%
9/30/2020(17)	1.80%	$778	1.15%	9.66%	0.15%	26.96%
Institutional Shares
3/31/2021(5)	29.74%	$17,061	1.10%	1.44%	0.50%	9.14%
9/30/2020(17)	1.80%	$11,266	1.10%	2.36%	0.20%	26.96%
Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	83

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SMALL CAP FUND
Investor Shares
3/31/2021(5)	$42.80	(0.26)	8.98	8.72	—	(2.70)	(2.70)	$48.82
9/30/2020	$33.17	(0.38)	12.66	12.28	—	(2.65)	(2.65)	$42.80
9/30/2019	$38.97	(0.29)	(0.08)	(0.37)	—	(5.43)	(5.43)	$33.17
9/30/2018	$33.61	(0.31)	10.64	10.33	—	(4.97)	(4.97)	$38.97
9/30/2017	$29.93	(0.29)	4.30	4.01	—	(0.33)	(0.33)	$33.61
9/30/2016	$28.55	(0.27)	4.36	4.09	—	(2.71)	(2.71)	$29.93
Advisor Shares
3/31/2021(5)	$43.03	(0.23)	9.03	8.80	—	(2.70)	(2.70)	$49.13
9/30/2020	$33.30	(0.34)	12.72	12.38	—	(2.65)	(2.65)	$43.03
9/30/2019	$39.05	(0.25)	(0.07)	(0.32)	—	(5.43)	(5.43)	$33.30
9/30/2018	$33.63	(0.26)	10.65	10.39	—	(4.97)	(4.97)	$39.05
9/30/2017(18)	$29.23	(0.18)	4.58	4.40	—	—	—	$33.63
Institutional Shares
3/31/2021(5)	$43.82	(0.20)	9.19	8.99	—	(2.70)	(2.70)	$50.11
9/30/2020	$33.83	(0.31)	12.95	12.64	—	(2.65)	(2.65)	$43.82
9/30/2019	$39.54	(0.23)	(0.05)	(0.28)	—	(5.43)	(5.43)	$33.83
9/30/2018	$33.98	(0.24)	10.77	10.53	—	(4.97)	(4.97)	$39.54
9/30/2017	$30.19	(0.23)	4.35	4.12	—	(0.33)	(0.33)	$33.98
9/30/2016	$28.72	(0.20)	4.38	4.18	—	(2.71)	(2.71)	$30.19
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
3/31/2021(5)	$16.39	— (6)	3.73	3.73	(0.32)	—	(0.32)	$19.80
9/30/2020	$15.22	0.24	1.20	1.44	(0.27)	—	(0.27)	$16.39
9/30/2019	$15.08	0.18	0.10	0.28	(0.14)	—	(0.14)	$15.22
9/30/2018	$15.58	0.15	(0.56)	(0.41)	(0.09)	—	(0.09)	$15.08
9/30/2017	$12.75	0.08	2.87	2.95	(0.12)	—	(0.12)	$15.58
9/30/2016(19)	$9.90	0.19	2.66	2.85	—	—	—	$12.75
Institutional Shares
3/31/2021(5)	$16.56	0.02	3.76	3.78	(0.25)	—	(0.25)	$20.09
9/30/2020	$15.25	0.27	1.21	1.48	(0.17)	—	(0.17)	$16.56
9/30/2019	$15.03	0.20	0.10	0.30	(0.08)	—	(0.08)	$15.25
9/30/2018	$15.50	0.14	(0.53)	(0.39)	(0.08)	—	(0.08)	$15.03
9/30/2017	$12.65	0.08	2.86	2.94	(0.09)	—	(0.09)	$15.50
9/30/2016(19)	$9.83	0.03	2.79	2.82	—	—	—	$12.65

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SMALL CAP FUND
Investor Shares
3/31/2021(5)	20.69%	$1,187,918	1.19%	n/a	(1.02)%	22.03%
9/30/2020	39.51%	$896,297	1.20%	n/a	(1.05)%	40.59%
9/30/2019	2.02%	$611,745	1.20%	n/a	(0.88)%	47.32%
9/30/2018	34.71%	$495,803	1.20%	n/a	(0.90)%	43.85%
9/30/2017	13.56%	$461,398	1.21%	n/a	(0.96)%	35.37%
9/30/2016	15.27%	$764,298	1.25%	n/a	(1.00)%	27.00%
Advisor Shares
3/31/2021(5)	20.79%	$1,326,380	1.07%	n/a	(0.90)%	22.03%
9/30/2020	39.66%	$999,213	1.08%	n/a	(0.94)%	40.59%
9/30/2019	2.16%	$589,147	1.08%	n/a	(0.77)%	47.32%
9/30/2018	34.89%	$495,650	1.06%	n/a	(0.75)%	43.85%
9/30/2017(18)	15.05%	$324,762	1.12%	n/a	(0.86)%	35.37%
Institutional Shares
3/31/2021(5)	20.86%	$1,550,167	0.96%	n/a	(0.78)%	22.03%
9/30/2020	39.82%	$1,106,482	0.99%	n/a	(0.84)%	40.59%
9/30/2019	2.25%	$636,076	0.99%	n/a	(0.69)%	47.32%
9/30/2018	34.94%	$814,426	1.01%	n/a	(0.70)%	43.85%
9/30/2017	13.81%	$497,931	1.01%	n/a	(0.75)%	35.37%
9/30/2016	15.51%	$518,224	1.01%	n/a	(0.76)%	27.00%
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
3/31/2021(5)	22.91%	$58,497	1.35%	1.66%	0.03%	15.39%
9/30/2020	9.58%	$46,541	1.35%	1.73%	1.59%	21.57%
9/30/2019	1.91%	$45,717	1.35%	1.93%	1.19%	30.58%
9/30/2018	(2.70)%	$49,562	1.41%*	1.78%	0.89%	35.24%
9/30/2017	23.47%	$42,429	1.50%	2.19%	0.61%	26.22%
9/30/2016(19)	28.79%	$30,135	0.94%	1.85%	1.68%	45.79%
Institutional Shares
3/31/2021(5)	22.99%	$10,426	1.20%	1.76%	0.20%	15.39%
9/30/2020	9.73%	$6,695	1.20%	2.29%	1.72%	21.57%
9/30/2019	2.04%	$6,315	1.20%	2.47%	1.34%	30.58%
9/30/2018	(2.57)%	$5,842	1.33%*	2.00%	0.87%	35.24%
9/30/2017	23.47%	$8,709	1.50%	2.23%	0.57%	26.22%
9/30/2016(19)	28.69%	$6,555	1.26%	1.79%	0.29%	45.79%

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

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Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
VALUE FUND
Investor Shares
3/31/2021(5)	$12.41	0.05	3.90	3.95	(0.06)	(0.99)	(1.05)	$15.31
9/30/2020	$12.88	0.09	(0.02)	0.07	(0.11)	(0.43)	(0.54)	$12.41
9/30/2019	$15.10	0.11	(0.56)	(0.45)	(0.10)	(1.67)	(1.77)	$12.88
9/30/2018	$15.25	0.11	1.19	1.30	(0.05)	(1.40)	(1.45)	$15.10
9/30/2017	$13.10	0.07	2.17	2.24	(0.09)	—	(0.09)	$15.25
9/30/2016	$11.56	0.09	2.61	2.70	(0.06)	(1.10)	(1.16)	$13.10
Advisor Shares
3/31/2021(5)	$12.37	0.06	3.88	3.94	(0.09)	(0.99)	(1.08)	$15.23
9/30/2020	$12.83	0.11	(0.02)	0.09	(0.12)	(0.43)	(0.55)	$12.37
9/30/2019	$15.04	0.13	(0.55)	(0.42)	(0.12)	(1.67)	(1.79)	$12.83
9/30/2018	$15.22	0.12	1.19	1.31	(0.09)	(1.40)	(1.49)	$15.04
9/30/2017	$13.05	0.10	2.15	2.25	(0.08)	—	(0.08)	$15.22
9/30/2016	$11.57	0.10	2.61	2.71	(0.13)	(1.10)	(1.23)	$13.05
Institutional Shares
3/31/2021(5)	$12.40	0.06	3.88	3.94	(0.10)	(0.99)	(1.09)	$15.25
9/30/2020	$12.86	0.12	(0.02)	0.10	(0.13)	(0.43)	(0.56)	$12.40
9/30/2019	$15.08	0.14	(0.56)	(0.42)	(0.13)	(1.67)	(1.80)	$12.86
9/30/2018	$15.26	0.14	1.19	1.33	(0.11)	(1.40)	(1.51)	$15.08
9/30/2017	$13.09	0.12	2.15	2.27	(0.10)	—	(0.10)	$15.26
9/30/2016	$11.60	0.11	2.61	2.72	(0.13)	(1.10)	(1.23)	$13.09

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

86	Artisan Partners Funds

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Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE FUND
Investor Shares
3/31/2021(5)	32.93%	$99,621	1.04%	n/a	0.67%	13.89%
9/30/2020	0.35%	$78,717	1.08%	n/a	0.73%	39.07%
9/30/2019	(1.80)%	$131,134	1.06%	n/a	0.87%	28.36%
9/30/2018	9.32%	$184,869	1.01%	n/a	0.72%	24.53%
9/30/2017	17.16%	$216,981	1.01%	n/a	0.50%	44.17%
9/30/2016	24.64%	$457,969	0.96%	n/a	0.75%	52.05%
Advisor Shares
3/31/2021(5)	32.97%	$100,412	0.88%	0.96%	0.83%	13.89%
9/30/2020	0.54%	$84,035	0.88%	0.92%	0.94%	39.07%
9/30/2019	(1.59)%	$108,557	0.88%	0.93%	1.06%	28.36%
9/30/2018	9.43%	$130,949	0.88%	0.89%	0.83%	24.53%
9/30/2017	17.37%	$181,340	0.85%	n/a	0.71%	44.17%
9/30/2016	24.73%	$251,643	0.84%	n/a	0.89%	52.05%
Institutional Shares
3/31/2021(5)	32.97%	$143,090	0.83%	n/a	0.87%	13.89%
9/30/2020	0.64%	$123,440	0.82%	n/a	1.02%	39.07%
9/30/2019	(1.57)%	$168,607	0.84%	n/a	1.09%	28.36%
9/30/2018	9.56%	$184,908	0.80%	n/a	0.94%	24.53%
9/30/2017	17.46%	$253,869	0.80%	n/a	0.82%	44.17%
9/30/2016	24.78%	$98,001	0.77%	n/a	0.95%	52.05%

Footnotes are presented on Pages 88-89

The accompanying notes are an integral part of the financial statements.

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Financial Highlights – For a share outstanding throughout each period

*	Expense limit from October 1, 2017 to February 20, 2018 was 1.50%. Expense limit was lowered effective February 21, 2018 to 1.35% for Investor Shares and 1.20% for Institutional Shares.
(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Unaudited. For the six months ended March 31, 2021.
(6)	Amount is between $0.005 and $(0.005) per share.
(7)	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below. Refer to 2(m) in Notes to Financial Statements for additional information.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
FOCUS FUND
Investor Shares
9/30/2018	1.50%	1.69%
9/30/2017#	1.50%	2.69%
Advisor Shares
9/30/2018&	1.40%	2.74%

@	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(#)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(&)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
(8)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(9)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
(10)	For the period from commencement of operations (February 3, 2020) through September 30, 2020.
(11)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(12)	For the period from commencement of operations (August 5, 2020) through September 30, 2020.
(13)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.
(14)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.
(15)	For the period from commencement of operations (December 5, 2018) through September 30, 2019.
(16)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.
(17)	For the period from commencement of operations (February 28, 2020) through September 30, 2020.
(18)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.

The accompanying notes are an integral part of the financial statements.

88	Artisan Partners Funds

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Financial Highlights – continued

(19)	In the fiscal year ended September 30, 2016, Sustainable Emerging Markets Fund recognized a non-recurring reimbursement from the Fund’s former custodian of approximately $172,000 in connection with certain out-of-pocket expenses the custodian charged the Fund between 1998 and 2015. The reimbursement represented 0.5% of the Fund’s net assets of September 30, 2016. The impact of the reimbursement is as follows for the September 30, 2016 Net Investment Income per share, Total Return, Ratio of Expenses to Average Net Assets, Ratio of Expenses to Average Net Assets Excluding Waivers and Ratio of Net Investment Income to Average Net Assets:

	Impact On Total Return	Impact On Ratio of Expenses to Average Net Assets	Impact On Ratio of Expenses to Average Net Assets Excluding Waivers	Impact On Ratio of Net Investment Income to Average Net Assets
Sustainable Emerging Markets Fund
Investor Shares	0.61%	(0.56)%	(0.56)%	0.56%
Institutional Shares	0.61%	(0.24)%	(0.25)%	0.24%

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements – March 31, 2021

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2021, Artisan Partners Funds is a series company comprised of sixteen series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Focus Fund (“Focus Fund”)	April 24, 2017	July 31, 2018	February 3, 2020
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	February 3, 2020	February 3, 2020
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	August 5, 2020	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Small-Mid Fund (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Select Equity Fund (“Select Equity Fund”)	February 28, 2020	February 28, 2020	February 28, 2020
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund (“Sustainable Emerging Markets Fund”)	June 2, 2008	N/A	June 26, 2006
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011

During the reporting period, each Fund operated as an open-end, diversified mutual fund except Focus Fund, Select Equity Fund and Sustainable Emerging Markets Fund, which are open-end, non-diversified mutual funds. At a special meeting of shareholders of Sustainable Emerging Markets Fund held on November 10, 2020, shareholders approved a change in the sub-classification of Sustainable Emerging Markets Fund from “diversified” to “non-diversified” for purposes of Section 5(b) of the 1940 Act and the elimination of a related fundamental investment restriction, which took effect on November 12, 2020. See “Shareholder Meeting Results” for more information. The investment objective of each Fund (except Developing World Fund, Focus Fund and High Income Fund) is to seek maximum long-term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. Focus Fund’s investment objective is to seek maximum long-term capital appreciation. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation.

90	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing

Artisan Partners Funds	91

NOTES TO FINANCIAL STATEMENTS

auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company. Equity securities acquired in private investments in public equity (“PIPEs”) are generally restricted as to resale and not freely tradeable by the Funds. The securities were generally valued at the common share market price adjusted by a percentage discount due to the restrictions when such securities are unregistered common shares or otherwise convertible into the publicly traded common shares (applying any applicable conversion factors).

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent valuation event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the US or other markets. The Funds monitored for subsequent valuation events using several tools. In fair valuing non-US equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party valuation service when there were subsequent events or expected or unexpected market closures. The third party valuation service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

92	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences could be material to the NAV of the applicable Fund.

(b)

Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2017 through 2020) and have concluded that, as of September 30, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the period ended March 31, 2021, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2021, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends have been accrued based on the Funds’ understanding of the applicable country’s tax rules and rates. Foreign taxes imposed on realized and unrealized gains was based on the Funds’ understanding of the applicable country’s tax rules and rates and, if applicable, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments”, as applicable, on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)

Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(d)

Restricted securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an

Artisan Partners Funds	93

NOTES TO FINANCIAL STATEMENTS

acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into US dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into US dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-US securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through US dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities and included in other assets less liabilities in the Schedule of Investments. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)

Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(g)

Equity-linked securities – Each Fund, except Mid Cap Value Fund and Small Cap Fund, may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities that the Funds typically purchase and, in those cases, the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

94	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(h)

Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(i)

Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of March 31, 2021, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(j)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when- issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will segregate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(k)

Unfunded Commitments – Pursuant to the terms of certain term loan agreements, High Income Fund is obligated to fund term loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating liquid assets. During the period, High Income Fund had unfunded loan commitments, which were recorded at market value. Unrealized gains and losses would be presented separately on the Statement of Operations. As of March 31, 2021, High Income Fund had unfunded loan commitments in the amount of $5,780,000.

The Funds may make private investments in public equity securities. The Funds are contractually required to make investment commitments as part of the conditions for entering into these investments. During the period, International Small-Mid Fund and Small Cap Fund had unfunded commitments, which were recorded at market value. The Funds reserve against such contingent obligations by segregating liquid assets. As of March 31, 2021, Small Cap Fund had unfunded commitments in the amount of $15,000,000.

(l)

Redemption Fees – High Income Fund generally imposes a 2% redemption fee on the redemption or exchange of shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short- term trading. The Fund waived the redemption fee for

Artisan Partners Funds	95

NOTES TO FINANCIAL STATEMENTS

shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(m)

Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. Each Fund generally must segregate liquid assets for the benefit of its counterparty to secure its obligation to purchase the security, so that the total of the amounts segregated is equal to the market value of the securities sold short. The Funds incur expenses as a result of executing short sales.

During the period ended March 31, 2021, no Funds engaged in short sales.

(n)

Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded, revised or canceled as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

96	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(3)	Risks:

Like all mutual funds, the Funds take investment risks and it is possible for you to lose money by investing in a Fund. Investors in each Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. This section describes certain of the principal risks associated with investing in each Fund, but is not a complete list of every risk involved in investing in each Fund and the Fund may be exposed to additional risks not listed below. See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds. An investment in a Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions and closures, impact the ability to complete redemptions, impact Artisan Partners Funds and its service providers’ business functions and affect fund performance. For example, the global outbreak of the 2019 novel coronavirus (“COVID-19”), together with resulting voluntary and governmental actions, including, without limitation, mandatory business closures, public gathering limitations, restrictions on travel and quarantines, has meaningfully disrupted the global economy and markets. Although the long-term economic fallout of COVID-19 is difficult to predict, it has had and is expected to continue to have, notwithstanding widespread COVID-19 vaccination efforts, ongoing material adverse effects across many, if not all, aspects of regional, national and global economies.

Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

Investment risks typically are greater in emerging and developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. The securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions.

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS

Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. The Fund may invest in debt securities without considering the maturity of the investment. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect the Fund’s debt investments unfavorably.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade or be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the secured loan. Uncollateralized (i.e., non-secured) loans are subject to

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. It is unclear whether certain loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

The London Interbank Offered Rate (“LIBOR”) is expected to cease to be available, or appropriate for use, by June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments (including, for example, loans that reference LIBOR) and may result in costs incurred in connection with closing out positions and entering into new trades. Regulators and market participants are working together to identify or develop a replacement rate. For instance, the US Federal Reserve based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace US dollar LIBOR. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate including but not limited to SOFR, may also adversely affect the Fund’s performance and/or NAV. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined and may vary depending on factors that include but are not limited to existing fallback or termination provisions in individual contracts.

As non-diversified funds, Focus Fund, Select Equity Fund, and Sustainable Emerging Markets Fund may invest a larger portion of their assets in securities of a smaller number of issues than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

Artisan Partners Funds	99

NOTES TO FINANCIAL STATEMENTS

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(a). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. PIPE investments are generally categorized as Level 3. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2021 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks(1)
Developed Markets	$3,885,585	$-	$-	$3,885,585
Emerging Asia	3,990,716	-	-	3,990,716
Europe, Middle East & Africa	86,928	-	-	86,928
Latin America	648,981	-	-	648,981
Investment Companies	50,213	-	-	50,213
Total Investments	$8,662,423	$-	$-	$8,662,423
Focus
Common Stocks(1)	$1,316,830	$-	$-	$1,316,830
Options Purchased	276,742	-	-	276,742
Investment Companies	435,984	-	-	435,984
Total Investments	2,029,556	-	-	2,029,556
Foreign Currency Forward Contracts(2)	-	2,552	-	2,552
Written Option Contracts	(21,254)			(21,254)
Total	$2,008,302	$2,552	$-	$2,010,854

100	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Discovery
Common Stocks(1)
Americas	$172,207	$-	$-	$172,207
Emerging Markets	11,919	-	-	11,919
Europe	66,990	-	-	66,990
Pacific Basin	18,748	-	-	18,748
Investment Companies	4,639	-	-	4,639
Total Investments	$274,503	$-	$-	$274,503
Global Equity
Common Stocks and Equity-Linked Security(1)
Americas	$145,231	$-	$-	$145,231
Emerging Markets	30,743	-	-	30,743
Europe	115,108	1,700	-	116,808
Middle East	2,035	-	-	2,035
Pacific Basin	19,567	-	-	19,567
Investment Companies	8,898	-	-	8,898
Total Investments	$321,582	$1,700	$-	$323,282
Global Opportunities
Common Stocks(1)
Americas	$2,827,729	$-	$-	$2,827,729
Emerging Markets	181,785	-	-	181,785
Europe	1,498,850	-	-	1,498,850
Pacific Basin	502,642	-	-	502,642
Investment Companies	14,724	-	-	14,724
Total Investments	$5,025,730	$-	$-	$5,025,730
Global Value
Common Stocks(1)
Americas	$1,205,916	$-	$-	$1,205,916
Emerging Markets	159,614	-	-	159,614
Europe	811,232	-	-	811,232
Warrant
Europe	713	-	-	713
Investment Companies	120,209	-	-	120,209
Total Investments	2,297,684	-	-	2,297,684
High Income
Corporate Bonds(1)	$-	$3,984,864	$-	$3,984,864
Bank Loans(1)	-	1,798,862	-	1,798,862

Artisan Partners Funds	101

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(1)	-	47,606	-	47,606
Convertible Bonds(1)	-	6,384	-	6,384
Investment Companies	361,179	-	-	361,179
Total Investments	361,179	5,837,716	-	6,198,895
Futures(2)	13,662	-	-	13,662
Total	$374,841	$5,837,716	$-	$6,212,557
International
Common Stocks and Equity-Linked Security(1)
Americas	$985,055	$-	$-	$985,055
Emerging Markets	1,257,845	-	-	1,257,845
Europe	6,186,202	284,710	-	6,470,912
Middle East	282,637	-	-	282,637
Pacific Basin	682,313	-	-	682,313
Investment Companies	9,228	-	-	9,228
Total Investments	$9,403,280	$284,710	$-	$9,687,990
International Small-Mid
Common Stocks(1)
Americas	$1,015,039	$-	$-	$1,015,039
Emerging Markets	333,960	-	-	333,960
Europe	2,800,926	-	23,749	2,824,675
Middle East	382,558	-	-	382,558
Pacific Basin	924,123	-	-	924,123
Investment Companies	76,254	-	-	76,254
Total Investments	$5,532,860	$-	$23,749	$5,556,609
International Value
Common Stocks and Equity-Linked Security(1)
Americas	$2,455,408	$-	$-	$2,455,408
Emerging Markets	3,318,083	-	-	3,318,083
Europe	10,089,578	292,766	-	10,382,344
Pacific Basin	183,309.00	-	-	183,309
Warrant
Europe	5,352	-	-	5,352
Investment Companies	2,922,512	-	-	2,922,512
Total Investments	18,974,242	292,766	-	19,267,008
Foreign Currency Forward Contracts(2)	-	7,427	-	7,427
Total	$18,974,242	$300,193	$-	$19,274,435

102	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Mid Cap
Common Stocks(1)	$7,209,087	$-	$-		$7,209,087
Investment Companies	130,300	-	-		130,300
Total Investments	$7,339,387	$-	$-		$7,339,387
Mid Cap Value
Common Stocks(1)	$2,014,498	$-	$-		$2,014,498
Investment Companies	88,674	-	-		88,674
Total Investments	$2,103,172	$-	$-		$2,103,172
Select Equity
Common Stocks(1)	$19,790	$-	$-		$19,790
Warrant	6.00	-	-		6
Investment Companies	1,045	-	-		1,045
Total Investments	$20,841	$-	$-		$20,841
Small Cap
Common Stocks(1)	$4,006,573	$-	$14,905		$4,021,478
Investment Companies	72,199	-	-		72,199
Total Investments	$4,078,772	$-	$14,905		$4,093,677
Sustainable Emerging Markets
Common Stocks(1)
Developed Markets	$2,508	$-	$-	(3)	$2,508
Emerging Asia	44,540	279	-		44,819
Europe, Middle East & Africa	9,737	-	-		9,737
Latin America	10,636	-	-		10,636
Investment Companies	1,137	-	-		1,137
Total Investments	$68,558	$279	$-	(3)	$68,837
Value
Common Stocks(1)	$334,470	$-	$-		$334,470
Investment Companies	8,322	-	-		8,322
Total Investments	$342,792	$-	$-		$342,792

(1)See the Fund’s Schedule of Investments for industry or country classifications.

(2)Foreign currency forward contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(3)Valued at $0.

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at March 31, 2021		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
High Income Fund
Preferred Stock	$-	(1)	100% discount for lack of expected recovery	N/A
International Small-Mid Fund
Common Stock	$23,749		Discount for lack of marketability (range of 6.45%-10.00%, weighted average of 8.23%)	Decrease
Small Cap Fund
Common Stock	$14,905		Discount for lack of marketability (range of 3.27%-11.50%, weighted average of 6.33%)	Decrease
Sustainable Emerging Markets Fund
Common Stock	$-	(1)	Last quote in inactive market less 100% discount	N/A

(1)Includes one or more securities valued at $0.

As of March 31, 2021, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	High Income Fund		International Small-Mid Fund	Small Cap Fund	Sustainable Emerging Markets Fund
Balance as of September 30, 2020	$-	(1)	$-	$-	$-	(1)
Transfers into Level 3	-		-	-	-
Net change in unrealized appreciation (depreciation)	957		1,999	(95)	-
Purchases	-		21,750	15,000	-
Sales	-		-	-	-
Accrued Amortization	-		-	-	-
Realized Gain/(Loss)	(957)		-	-	-
Transfers out of Level 3	-		-	-	-

Balance as of March 31, 2021	$-	(1)	$23,749	$14,905	$-	(1)

Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2021	$-		$1,999	$(95)	$-

(1)Includes one or more securities valued at $0.

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. For Investor Shares and Advisor Shares of the Funds, each Fund paid all or a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. For Institutional Shares, the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by a Fund), and for distribution and marketing services performed with respect to the Funds. See the Funds’ prospectus and statement of additional information about authorized agents. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2021 (in thousands):

	Six Months Ended 3/31/2021
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Developing World Fund - Investor Shares	$27	$937	$964
Artisan Developing World Fund - Advisor Shares	23	1,966	1,989
Artisan Developing World Fund - Institutional Shares	19	-	19
Artisan Focus Fund - Investor Shares	22	344	366
Artisan Focus Fund - Advisor Shares	16	421	437
Artisan Focus Fund - Institutional Shares	15	-	15
Artisan Global Discovery Fund - Investor Shares	17	78	95
Artisan Global Discovery Fund - Advisor Shares	14	13	27
Artisan Global Discovery Fund - Institutional Shares	14	-	14
Artisan Global Equity Fund - Investor Shares	20	157	177
Artisan Global Equity Fund - Advisor Shares	12	6	18
Artisan Global Equity Fund - Institutional Shares	14	-	14
Artisan Global Opportunities Fund - Investor Shares	37	1,722	1,759
Artisan Global Opportunities Fund - Advisor Shares	17	509	526
Artisan Global Opportunities Fund - Institutional Shares	18	-	18
Artisan Global Value Fund - Investor Shares	27	253	280
Artisan Global Value Fund - Advisor Shares	16	86	102
Artisan Global Value Fund - Institutional Shares	17	-	17
Artisan High Income Fund - Investor Shares	21	1,693	1,714
Artisan High Income Fund - Advisor Shares	26	1,196	1,222

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2021
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents		Total
Artisan High Income Fund - Institutional Shares	$23	$-		$23
Artisan International Fund - Investor Shares	118	3,554		3,672
Artisan International Fund - Advisor Shares	18	775		793
Artisan International Fund - Institutional Shares	24	-		24
Artisan International Small-Mid Fund - Investor Shares	28	520		548
Artisan International Small-Mid Fund - Advisor Shares	17	723		740
Artisan International Small-Mid Fund - Institutional Shares	19	-		19
Artisan International Value Fund - Investor Shares	50	2,652		2,702
Artisan International Value Fund - Advisor Shares	22	1,581		1,603
Artisan International Value Fund - Institutional Shares	25	-		25
Artisan Mid Cap Fund - Investor Shares	63	2,699		2,762
Artisan Mid Cap Fund - Advisor Shares	17	349		366
Artisan Mid Cap Fund - Institutional Shares	26	-		26
Artisan Mid Cap Value Fund - Investor Shares	55	609		664
Artisan Mid Cap Value Fund - Advisor Shares	18	148		166
Artisan Mid Cap Value Fund - Institutional Shares	16	-		16
Artisan Select Equity Fund - Investor Shares	14	8		22
Artisan Select Equity Fund - Advisor Shares	14	-	(1)	14
Artisan Select Equity Fund - Institutional Shares	14	-		14
Artisan Small Cap Fund - Investor Shares	54	1,270		1,324
Artisan Small Cap Fund - Advisor Shares	17	590		607
Artisan Small Cap Fund - Institutional Shares	17	-		17
Artisan Sustainable Emerging Markets Fund - Investor Shares	16	66		82
Artisan Sustainable Emerging Markets Fund - Institutional Shares	14	-		14
Artisan Value Fund - Investor Shares	23	65		88
Artisan Value Fund - Advisor Shares	15	41		56
Artisan Value Fund - Institutional Shares	15	-		15

(1)Amount rounds to less than $1.

(6)	Derivative Transactions:

Each Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Focus Fund, Global Value Fund, High Income Fund and International Value Fund each used foreign currency contracts for hedging currency exposure during the period ended March 31, 2021.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. The Fund will earmark or segregate liquid assets to cover any unrealized losses.

Futures Transactions

Each Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. High Income Fund used futures contracts to manage duration exposure during the period ended March 31, 2021.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as due from broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

When a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of liquid assets equal to the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

Options Transactions

Each Fund may purchase and write (sell) put options and call options on securities or indexes.

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. When a Fund writes options, it will cover its obligation by earmarking or segregating liquid assets.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the period ended March 31, 2021, Focus Fund used options transactions to enhance alpha and minimize downside market risk.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2021 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Focus	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$2,554
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(2)
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	$276,742
	Equity	Written options contracts	Written options, at value	$(21,254)
High Income	Interest rate	Futures contracts	Due from broker	$4,529
			Receivable for variation margin on futures contracts(1)	654
International Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$7,427

(1)	Receivable is the daily change in the margin requirement. As of March 31, 2021, total net unrealized appreciation was $13,662.

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments in the amount of realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on the Statements of Operations for the period ended March 31, 2021 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Net Unrealized Appreciation (Depreciation)
Focus	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$307	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$1,558
	Equity	Purchased options contracts	Net realized gain on investments, from unaffiliated issuers	$30,993	Net increase in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$55,133
	Equity	Written options contracts	Net realized loss on written options	$(7,475)	Net increase in unrealized appreciation or depreciation on written options	$1,139
Global Value	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(3,193)	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$2,416
High Income	Interest rate	Futures contracts	Net realized gain on futures contracts	$6,749	Net increase in unrealized appreciation or depreciation on futures contracts	$14,324
	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(113)	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(142)
International Value	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(66,786)	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$40,981

The average monthly amount outstanding for each derivative type for the period ended March 31, 2021 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Focus	Foreign currency forward contracts	$49,704
	Purchased options contracts	$263,675
	Written options contracts	$22,044
Global Value	Foreign currency forward contracts	$11,247
High Income	Foreign currency forward contracts	$7,825
	Futures contracts	$315,305
International Value	Foreign currency forward contracts	$745,077

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts as of March 31, 2021:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Focus	JPMorgan Chase Bank, N.A.	$2,554	$(2)	$-	$2,552
International Value	JPMorgan Chase Bank, N.A.	7,427	-	-	7,427

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Focus	JPMorgan Chase Bank, N.A.	$2	$(2)	$-	$-

(7)	Related Party Transactions:

(a)

Investment Advisory Agreement – The Adviser, with which the officers and two directors of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the period ended March 31, 2021. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Greater than $5 billion	0.875

Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Equity Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.825
Greater than $5 billion	0.800

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

International Small-Mid Fund

Average Daily Net Assets	Annual Rate
Less than $2 billion	1.050%
$2 billion to $3 billion	1.025
$3 billion to $4 billion	1.000
$4 billion to $5 billion	0.975
Greater than $5 billion	0.950

International Value Fund, Mid Cap Fund, Mid Cap Value Fund and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Select Equity Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.750%
$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.675
Greater than $5 billion	0.650

Focus Fund and Sustainable Emerging Markets Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

(b)

Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees, and to the extent that the fee waiver is insufficient to reimburse any ordinary operating expenses, to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

indicated below. These contractual limits continue through the date shown on the table below at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the period ended March 31, 2021 (dollar values in thousands).

For the period ended March 31, 2021, Select Equity Fund incurred operating expenses of approximately $51,000 that were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser at March 31, 2021.

Fund	Expense Limit as a % of Average Daily Net Assets	Contractual Expense Limit Continues Through	Expenses Waived
Artisan Focus Fund - Investor Shares	1.50%	January 31, 2021(1)	$-
Artisan Focus Fund - Advisor Shares	1.40%	January 31, 2021(1)	-
Artisan Focus Fund - Institutional Shares	1.40%	January 31, 2021(1)	-
Artisan Global Discovery Fund - Investor Shares	1.40%	January 31, 2022	19
Artisan Global Discovery Fund - Advisor Shares	1.30%	January 31, 2022	-
Artisan Global Discovery Fund - Institutional Shares	1.25%	January 31, 2022	-
Artisan Global Equity Fund - Investor Shares	1.35%	January 31, 2022	-
Artisan Global Equity Fund - Advisor Shares	1.25%	January 31, 2022	32
Artisan Select Equity Fund - Investor Shares	1.25%	January 31, 2022	34
Artisan Select Equity Fund - Advisor Shares	1.15%	January 31, 2022	25
Artisan Select Equity Fund - Institutional Shares	1.10%	January 31, 2022	23
Artisan Sustainable Emerging Markets Fund - Investor Shares	1.35%	January 31, 2022	84
Artisan Sustainable Emerging Markets Fund - Institutional Shares	1.20%	January 31, 2022	26
Artisan Value Fund - Advisor Shares	0.88%	January 31, 2022	37

(1)Expense cap expired on February 1, 2021

(c)

Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the period ended March 31, 2021, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $275,000 prior to January 1, 2021 and $290,000 thereafter.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

Amount
Independent board chair	$85,000
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)

Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(8)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 9, 2021. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $200 million. The Funds paid a commitment fee at the annual rate of 0.20% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) the Eurodollar Rate for a one-month interest period commencing two business days after such day (but, in any event, not less than 0.00%) plus 1.25%, (ii) the federal funds effective rate in effect on such day (but, in any event, not less than 0.00%) plus 1.25% or (iii) the overnight bank funding rate in effect on such day (but, in any event, not less than 0.00%) plus 1.25%. The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended March 31, 2021, there were borrowings under the line of credit for the Developing World Fund and Global Equity Fund which had average borrowings of $9,450,000 and $2,116,667, respectively, with corresponding borrowing rates of 1.40% and

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

1.39%, respectively. All fees and interest expense, related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at March 31, 2021.

(9)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the period ended March 31, 2021 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$7,015,610	$5,992,514
Focus	1,839,031	1,851,273
Global Discovery	104,899	69,719
Global Equity	217,591	186,806
Global Opportunities	1,364,161	1,396,385
Global Value	291,397	426,676
High Income	2,204,560	1,379,470
International	4,423,432	4,968,603
International Small-Mid	2,142,044	610,217
International Value	3,910,611	4,112,232
Mid Cap	1,891,867	2,323,360
Mid Cap Value	235,385	511,222
Select Equity	4,921	1,180
Small Cap	1,251,423	806,922
Sustainable Emerging Markets	12,219	9,487
Value	41,878	69,092

(10)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended March 31, 2021 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2021.

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

Transactions in securities of affiliates:

		As of 09/30/2020				Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	As of 03/31/2021
Funds	Security	Shares Balance	Value	Purchases at Cost	Proceeds from Sales			Share Balance	Value	Dividend Income@
International Small-Mid Fund
	AIXTRON SE*†‡	4,264	$51,485	$22,263	$(17,256)	$4,887	$54,109	5,083	$115,488	$-
	Carenet, Inc.‡	-	-	31,710	-	-	2,201	777	33,911	21
	Intersect ENT, Inc*‡	1,256	20,484	27,792	-	-	5,330	2,567	53,606	-
	Model N, Inc.*‡	979	34,539	33,861	-	-	(1,408)	1,902	66,992	-
	Raccoon Holdings, Inc.	1,361	27,433	13,835	-	-	9,613	2,084	50,881	103
	Temairazu, Inc.‡	271	14,479	4,164	-	-	(1,948)	350	16,695	38
	ViewRay, Inc.*‡	6,024	21,083	12,838	-	-	7,007	9,409	40,928	-
	Total#		$169,503	$146,463	$(17,256)	$4,887	$74,904		$263,013	$162
International Value Fund
	Arch Capital Group Ltd.*‡	17,661	$516,594	$135,869	$(3,521)	$3,040	$168,224	21,376	$820,206	$-
	Total		$516,594	$135,869	$(3,521)	$3,040	$168,224		$820,206	$-
Small Cap Fund
	Vapotherm, Inc.*‡	934	$27,091	$12,811	$-	$-	$(6,767)	1,379	33,135	$-
	Total		$27,091	$12,811	$-	$-	$(6,767)		33,135	$-

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of March 31, 2021.
‡	Issuer was not an affiliate as of September 30, 2020.
*	Non-income producing security.
#	Total value as of March 31, 2021 is presented only for those issuers that were affiliates as of March 31, 2021.

(11)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2021 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) on Investments
Developing World	$4,082,836	$2,567,856	$-	$2,567,856
Focus	1,168,014	274,488	(13,350)	261,138
Global Discovery	147,107	64,155	(883)	63,272
Global Equity	193,030	64,972	(2,174)	62,798
Global Opportunities	3,154,328	1,650,107	(24,284)	1,625,823
Global Value	1,668,185	305,278	(149,982)	155,296
High Income	4,660,845	234,743	(142,665)	92,078

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) on Investments
International	$6,885,807	$2,871,979	$(94,229)	$2,777,750
International Small-Mid	2,741,410	804,206	(83,346)	720,860
International Value	12,387,610	2,806,123	(1,677,296)	1,128,827
Mid Cap	4,034,915	2,800,744	(37,101)	2,763,643
Mid Cap Value	1,213,908	496,471	(27,160)	469,311
Select Equity	12,249	1,263	(400)	863
Small Cap	1,917,525	1,163,501	(55,563)	1,107,938
Sustainable Emerging Markets	44,335	19,900	(11,013)	8,887
Value	220,355	72,660	(6,883)	65,777

The Funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. Accordingly, the table above does not include tax adjustments and reflects the aggregate book cost as of March 31, 2021.

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2021 and the year ended September 30, 2020 were as follows (in thousands):

	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$-	$323,664	$56	$-
Focus	-	53,368	28,707	-
Global Discovery	-	4,864	-	-
Global Equity	-	31,353	774	21,196
Global Opportunities	-	323,361	3,683	238,177
Global Value	3,458	-	48,126	-
High Income(a)	162,551	-	257,076	-
International	36,554	299,749	108,905	457,268
International Small-Mid	32,045	-	3,605	-
International Value	51,691	101,470	105,941	337,677
Mid Cap	-	941,843	-	569,399
Mid Cap Value	11,415	26,961	18,012	203,830

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Select Equity	$67	$-	$-	$-
Small Cap	-	193,038	-	145,608
Sustainable Emerging Markets	992	-	887	-
Value	1,975	22,360	5,833	12,126

(a)	Included in High Income Fund’s Ordinary Income Dividends for the year ended 9/30/20 is a tax return of capital in the amount of $250 (in thousands).

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for International Fund and International Value Fund of approximately $26,225,000 and $24,095,000, respectively, were included in net realized gain on investments in the Statements of Operations for the period ended March 31, 2021, and were not recognized for Federal income tax purposes. These net realized gains represent permanent book/tax differences and have been reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses and utilization of earnings, non-deductible offering costs and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2020. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2020.

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Additional tax information as of and for the year ended September 30, 2020 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)(1)
Developing World	$129,936	$170,317	$-	$-	$(135)
Focus	50,164	-	-	-	(31,728)
Global Discovery	2,779	627	-	-	(7)
Global Equity	12,705	14,567	-	-	(16)
Global Opportunities	124,967	194,190	-	-	(174)
Global Value	1,409	-	-	-	(169)
High Income	-	-	-	(229)	(4,022)
International	36,542	222,038	-	-	(768)
International Small-Mid	31,800	-	-	-	(61)
International Value	51,680	-	20,634	-	(817)
Mid Cap	62,641	583,261	-	-	(380)
Mid Cap Value	6,311	26,412	-	-	(211)
Select Equity	66	-	-	-	(1)
Small Cap	-	193,033	-	14,961	(101)
Sustainable Emerging Markets	992	-	-	-	(10)
Value	1,460	22,186	-	-	(35)

(1)	Other deferred gains and losses relate to (a) distribution payable at year end and (b) other items including straddle loss deferral.

As of September 30, 2020, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring – ST	Unexpiring – LT	Utilized in CY
Developing World	$-	$-	$15,081
Global Discovery	-	-	752
Global Value	21,879	-	-
High Income	-	109,016	-
International Small-Mid	30,991	8,338	-
Select Equity	222	-	-
Sustainable Emerging Martkets	6,273	128,550	-

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

(12)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	11,959,162	$317,991	21,495,815	$372,378
Advisor Shares	51,661,287	1,383,240	89,357,615	1,520,568
Institutional Shares	18,795,077	506,146	63,307,872	1,100,922
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,144,414	28,164	-	-
Advisor Shares	6,563,174	162,701	-	-
Institutional Shares	3,125,063	77,783	2,228	32
Cost of shares redeemed
Investor Shares	(9,804,084)	(252,670)	(12,515,600)	(209,752)
Advisor Shares	(26,314,362)	(698,527)	(54,873,444)	(960,015)
Institutional Shares	(9,265,484)	(241,640)	(17,300,238)	(291,850)
Net increase (decrease) from fund share transactions
Investor Shares	3,299,492	93,485	8,980,215	162,626
Advisor Shares	31,910,099	847,414	34,484,171	560,553
Institutional Shares	12,654,656	342,289	46,009,862	809,104

	FOCUS
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,573,177	$91,660	7,785,951	$123,437
Advisor Shares	15,338,218	310,746	30,498,391	476,768
Institutional Shares(1)	2,640,271	53,786	24,736,531	401,316
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	469,765	9,245	446,570	6,931
Advisor Shares	1,300,655	25,636	1,004,649	15,582
Institutional Shares(1)	176,767	3,488	-	-
Cost of shares redeemed
Investor Shares	(3,711,364)	(75,408)	(4,818,560)	(74,379)
Advisor Shares	(3,428,396)	(69,258)	(24,711,960)	(406,737)
Institutional Shares(1)	(391,810)	(7,896)	(902,215)	(14,476)
Net increase (decrease) from fund share transactions
Investor Shares	1,331,578	25,497	3,413,961	55,989
Advisor Shares	13,210,477	267,124	6,791,080	85,613
Institutional Shares(1)	2,425,228	49,378	23,834,316	386,840

Footnotes are presented on Page 127.

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL DISCOVERY
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	557,848	$11,444	2,665,655	$37,879
Advisor Shares(1)	171,432	3,442	1,127,624	16,053
Institutional Shares(1)	5,222,193	102,505	4,679,259	71,361
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	58,724	1,141	-	-
Advisor Shares(1)	21,563	419	-	-
Institutional Shares(1)	169,415	3,295	-	-
Cost of shares redeemed
Investor Shares	(3,610,813)	(70,278)	(4,896,419)	(72,479)
Advisor Shares(1)	(357,796)	(7,163)	(57,546)	(906)
Institutional Shares(1)	(82,563)	(1,602)	(103,117)	(1,330)
Net increase (decrease) from fund share transactions
Investor Shares	(2,994,241)	(57,693)	(2,230,764)	(34,600)
Advisor Shares(1)	(164,801)	(3,302)	1,070,078	15,147
Institutional Shares(1)	5,309,045	104,198	4,576,142	70,031

	GLOBAL EQUITY
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	649,854	$15,536	1,641,661	$32,053
Advisor Shares(2)	52,761	1,231	568,879	13,058
Institutional Shares	2,372,290	56,030	3,359,592	64,387
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	732,806	16,107	519,668	10,232
Advisor Shares(2)	71,608	1,575	-	-
Institutional Shares	564,180	12,514	589,702	11,682
Cost of shares redeemed
Investor Shares	(700,352)	(16,099)	(2,095,955)	(43,688)
Advisor Shares(2)	(43,166)	(999)	(533)	(12)
Institutional Shares	(674,049)	(15,320)	(5,808,916)	(115,111)
Net increase from fund share transactions
Investor Shares	682,308	15,544	65,374	(1,403)
Advisor Shares(2)	81,203	1,807	568,346	13,046
Institutional Shares	2,262,421	53,224	(1,859,622)	(39,042)

Footnotes are presented on Page 127.

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NOTES TO FINANCIAL STATEMENTS

	GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,998,193	$179,515	9,970,960	$285,782
Advisor Shares	6,400,879	231,335	12,039,374	341,280
Institutional Shares	6,339,740	230,973	16,612,824	482,956
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,661,867	91,169	2,781,996	72,721
Advisor Shares	1,779,172	61,346	1,482,208	38,938
Institutional Shares	4,344,622	151,540	4,425,287	117,403
Cost of shares redeemed
Investor Shares	(6,305,642)	(225,748)	(12,713,254)	(344,238)
Advisor Shares	(4,167,996)	(149,750)	(8,892,702)	(243,928)
Institutional Shares	(8,675,364)	(313,898)	(14,342,319)	(385,270)
Net increase (decrease) from fund share transactions
Investor Shares	1,354,418	44,936	39,702	14,265
Advisor Shares	4,012,055	142,931	4,628,880	136,290
Institutional Shares	2,008,998	68,615	6,695,792	215,089

	GLOBAL VALUE
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	646,524	$12,810	1,959,434	$29,755
Advisor Shares	1,291,967	25,283	5,987,558	90,503
Institutional Shares	10,336,564	194,767	25,379,124	397,957
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	7,554	141	370,478	6,439
Advisor Shares	12,545	233	461,191	7,992
Institutional Shares	157,821	2,943	1,760,345	30,560
Cost of shares redeemed
Investor Shares	(2,572,501)	(48,188)	(16,662,955)	(252,929)
Advisor Shares	(3,041,249)	(55,957)	(25,182,614)	(399,457)
Institutional Shares	(12,093,283)	(232,717)	(59,276,780)	(925,247)
Net increase (decrease) from fund share transactions
Investor Shares	(1,918,423)	(35,237)	(14,333,043)	(216,735)
Advisor Shares	(1,736,737)	(30,441)	(18,733,865)	(300,962)
Institutional Shares	(1,598,898)	(35,007)	(32,137,311)	(496,730)

Footnotes are presented on Page 127.

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	HIGH INCOME
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	40,762,651	$407,419	65,783,259	$610,473
Advisor Shares	72,701,777	726,444	125,448,800	1,142,682
Institutional Shares	48,763,832	490,933	124,959,869	1,122,536
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,677,523	36,826	5,595,181	52,270
Advisor Shares	7,014,638	70,213	12,838,481	119,846
Institutional Shares	3,108,853	31,123	4,060,947	37,792
Cost of shares redeemed(3)
Investor Shares	(17,311,853)	(171,479)	(41,216,553)	(381,783)
Advisor Shares	(32,871,143)	(330,739)	(125,945,687)	(1,170,346)
Institutional Shares	(24,281,714)	(244,459)	(58,161,012)	(535,981)
Net increase (decrease) from fund share transactions
Investor Shares	27,128,321	272,766	30,161,887	280,960
Advisor Shares	46,845,272	465,918	12,341,594	92,182
Institutional Shares	27,590,971	277,597	70,859,804	624,347
Redemption Fees
Investor Shares		79		364
Advisor Shares		55		231
Institutional Shares		13		316

	INTERNATIONAL
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,011,515	$103,416	10,552,180	$317,900
Advisor Shares	3,577,765	122,620	17,262,466	525,522
Institutional Shares	8,016,064	279,341	28,116,979	877,178
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,066,146	101,796	5,767,002	185,294
Advisor Shares	1,673,800	55,369	3,081,126	98,688
Institutional Shares	4,262,711	142,161	6,956,215	224,547
Cost of shares redeemed
Investor Shares	(11,526,503)	(396,604)	(40,762,971)	(1,268,785)
Advisor Shares	(7,355,336)	(254,126)	(31,451,849)	(957,107)
Institutional Shares	(18,320,368)	(632,296)	(30,360,095)	(929,328)
Net increase (decrease) from fund share transactions
Investor Shares	(5,448,842)	(191,392)	(24,443,789)	(765,591)
Advisor Shares	(2,103,771)	(76,137)	(11,108,257)	(332,897)
Institutional Shares	(6,041,593)	(210,794)	4,713,099	172,397

Footnotes are presented on Page 127.

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL SMALL-MID
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,837,663	$95,847	18,961,021	$280,491
Advisor Shares	24,077,447	466,799	54,020,986	771,595
Institutional Shares	73,688,192	1,409,352	74,321,786	1,092,852
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	131,370	2,441	23,024	335
Advisor Shares	462,919	8,606	76,500	1,112
Institutional Shares	913,605	17,158	107,692	1,581
Cost of shares redeemed
Investor Shares	(2,879,361)	(55,777)	(8,944,335)	(129,575)
Advisor Shares	(7,319,232)	(142,895)	(15,510,557)	(211,683)
Institutional Shares	(14,848,025)	(294,183)	(13,976,666)	(197,856)
Net increase (decrease) from fund share transactions
Investor Shares	2,089,672	42,511	10,039,710	151,251
Advisor Shares	17,221,134	332,510	38,586,929	561,024
Institutional Shares	59,753,772	1,132,327	60,452,812	896,577

	INTERNATIONAL VALUE
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,433,636	$170,087	12,741,584	$399,666
Advisor Shares	26,220,710	1,046,096	51,567,652	1,602,580
Institutional Shares	61,835,996	2,437,955	98,869,635	3,148,657
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	531,957	19,709	2,087,367	73,496
Advisor Shares	930,063	34,394	3,406,663	119,676
Institutional Shares	2,304,030	85,572	6,040,646	213,054
Cost of shares redeemed
Investor Shares	(5,122,458)	(198,004)	(33,813,895)	(1,057,581)
Advisor Shares	(28,415,532)	(1,073,533)	(68,731,671)	(2,119,478)
Institutional Shares	(26,366,226)	(1,027,714)	(69,692,047)	(2,185,021)
Net increase (decrease) from fund share transactions
Investor Shares	(156,865)	(8,208)	(18,984,944)	(584,419)
Advisor Shares	(1,264,759)	6,957	(13,757,356)	(397,222)
Institutional Shares	37,773,800	1,495,813	35,218,234	1,176,690

Footnotes are presented on Page 127.

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	MID CAP
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	6,820,508	$325,798	9,113,794	$353,144
Advisor Shares	3,931,030	193,274	5,326,995	209,507
Institutional Shares	9,130,918	507,703	15,658,179	689,641
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,218,417	272,802	4,931,025	167,112
Advisor Shares	2,257,342	100,452	1,473,158	50,470
Institutional Shares	8,473,419	430,789	7,223,028	277,581
Cost of shares redeemed
Investor Shares	(6,803,261)	(327,818)	(12,965,538)	(487,349)
Advisor Shares	(2,708,555)	(131,282)	(4,434,628)	(168,551)
Institutional Shares	(14,891,903)	(833,253)	(21,798,311)	(932,267)
Net increase (decrease) from fund share transactions
Investor Shares	6,235,664	270,782	1,079,281	32,907
Advisor Shares	3,479,817	162,444	2,365,525	91,426
Institutional Shares	2,712,434	105,239	1,082,896	34,955

	MID CAP VALUE
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,841,888	$36,690	4,020,064	$65,338
Advisor Shares	1,354,542	26,869	12,507,287	168,407
Institutional Shares	1,491,678	29,282	12,226,637	165,806
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	488,090	9,191	3,635,759	65,807
Advisor Shares	627,069	11,764	3,443,389	62,084
Institutional Shares	746,328	14,009	4,065,374	73,339
Cost of shares redeemed
Investor Shares	(4,649,653)	(89,261)	(16,919,066)	(281,615)
Advisor Shares	(6,190,627)	(121,157)	(15,897,964)	(252,917)
Institutional Shares	(4,851,051)	(94,860)	(18,398,693)	(301,799)
Net increase (decrease) from fund share transactions
Investor Shares	(2,319,675)	(43,380)	(9,263,243)	(150,470)
Advisor Shares	(4,209,016)	(82,524)	52,712	(22,426)
Institutional Shares	(2,613,045)	(51,569)	(2,106,682)	(62,654)

Footnotes are presented on Page 127.

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

	SELECT EQUITY
	Six Months Ended 3/31/2021		Period Ended 9/30/2020(4)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	137,534	$1,745	110,655	$1,014
Advisor Shares	8,119	99	161,499	1,495
Institutional Shares	188,014	2,299	1,130,925	11,059
Net asset value of shares issued in reinvestment of dividends and distributions
Institutional Shares	5,760	67	-	-
Cost of shares redeemed
Investor Shares	(27,207)	(340)	(13,974)	(128)
Advisor Shares	(3,370)	(40)	(85,088)	(810)
Institutional Shares	(1,398)	(17)	(24,397)	(249)
Net increase (decrease) from fund share transactions
Investor Shares	110,327	1,405	96,681	886
Advisor Shares	4,749	59	76,411	685
Institutional Shares	192,376	2,349	1,106,528	10,810

	SMALL CAP
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,654,703	$287,787	5,956,558	$219,332
Advisor Shares	8,175,084	423,322	9,570,439	345,031
Institutional Shares	8,086,849	413,736	13,264,607	478,866
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,229,720	57,034	1,439,366	46,923
Advisor Shares	1,341,078	62,575	1,439,531	47,130
Institutional Shares	1,135,482	54,015	1,057,382	35,221
Cost of shares redeemed
Investor Shares	(3,492,480)	(175,738)	(4,896,390)	(168,988)
Advisor Shares	(5,739,157)	(291,060)	(5,482,122)	(194,880)
Institutional Shares	(3,537,449)	(181,191)	(7,872,402)	(282,492)
Net increase (decrease) from fund share transactions
Investor Shares	3,391,943	169,083	2,499,534	97,267
Advisor Shares	3,777,005	194,837	5,527,848	197,281
Institutional Shares	5,684,882	286,560	6,449,587	231,595

Footnotes are presented on Page 127.

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	SUSTAINABLE EMERGING MARKETS
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	289,136	$5,615	457,861	$6,831
Institutional Shares	147,183	2,830	23,785	360
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	48,964	898	52,440	812
Institutional Shares	4,929	92	4,610	72
Cost of shares redeemed
Investor Shares	(222,607)	(4,219)	(675,349)	(10,009)
Institutional Shares	(37,675)	(678)	(38,131)	(568)
Net increase from fund share transactions
Investor Shares	115,493	2,294	(165,048)	(2,366)
Institutional Shares	114,437	2,244	(9,736)	(136)

	VALUE
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	326,493	$4,681	2,191,730	$27,580
Advisor Shares	593,966	8,265	4,389,901	50,352
Institutional Shares	1,494,891	20,892	4,054,619	43,910
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	471,369	6,359	465,759	6,022
Advisor Shares	523,044	7,019	323,866	4,168
Institutional Shares	661,645	8,886	535,289	6,895
Cost of shares redeemed
Investor Shares	(632,194)	(8,696)	(6,495,510)	(75,676)
Advisor Shares	(1,318,771)	(17,929)	(6,381,584)	(76,790)
Institutional Shares	(2,732,471)	(38,106)	(7,745,324)	(88,081)
Net increase (decrease) from fund share transactions
Investor Shares	165,668	2,344	(3,838,021)	(42,074)
Advisor Shares	(201,761)	(2,645)	(1,667,817)	(22,270)
Institutional Shares	(575,935)	(8,328)	(3,155,416)	(37,276)

(1)	For the period from commencement of operations (February 3, 2020) through September 30, 2020.
(2)	For the period from commencement of operations (August 5, 2020) through September 30, 2020.
(3)	Net of redemption fees.
(4)	For the period from commencement of operations (February 28, 2020) through September 30, 2020.

(13)	Accounting Pronouncements:

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule is March 8, 2021. The SEC

Artisan Partners Funds	127

NOTES TO FINANCIAL STATEMENTS

adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other LIBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

(14)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

128	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2021 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period 10/1/2020-3/31/2021(1)	Expense Ratio(2)(3)
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$1,169.60	$6.82	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34	1.26%
Advisor Shares
Actual	$1,000.00	$1,170.70	$5.90	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49	1.09%
Institutional Shares
Actual	$1,000.00	$1,171.40	$5.41	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%

Artisan Partners Funds	129

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period 10/1/2020-3/31/2021(1)	Expense Ratio(2)(3)
Artisan Focus Fund
Investor Shares
Actual	$1,000.00	$1,170.80	$6.82	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34	1.26%
Advisor Shares
Actual	$1,000.00	$1,171.20	$6.01	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59	1.11%
Institutional Shares
Actual	$1,000.00	$1,171.60	$5.52	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14	1.02%
Artisan Global Discovery Fund
Investor Shares
Actual	$1,000.00	$1,127.90	$7.27	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.89	1.37%
Advisor Shares
Actual	$1,000.00	$1,128.40	$6.90	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.54	1.30%
Institutional Shares
Actual	$1,000.00	$1,129.50	$5.84	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,127.00	$6.68	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34	1.26%
Advisor Shares
Actual	$1,000.00	$1,126.40	$6.63	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Institutional Shares
Actual	$1,000.00	$1,127.80	$5.68	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.39	1.07%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,083.30	$5.92	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.74	1.14%
Advisor Shares
Actual	$1,000.00	$1,084.30	$5.14	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99	0.99%
Institutional Shares
Actual	$1,000.00	$1,085.10	$4.63	0.89%

130	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period 10/1/2020-3/31/2021(1)	Expense Ratio(2)(3)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.48	0.89%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,331.30	$7.21	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24	1.24%
Advisor Shares
Actual	$1,000.00	$1,332.40	$6.34	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49	1.09%
Institutional Shares
Actual	$1,000.00	$1,332.90	$5.87	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,101.20	$5.03	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84	0.96%
Advisor Shares
Actual	$1,000.00	$1,102.10	$4.14	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.99	$3.98	0.79%
Institutional Shares
Actual	$1,000.00	$1,102.60	$3.67	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,091.80	$6.15	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Advisor Shares
Actual	$1,000.00	$1,092.20	$5.42	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Institutional Shares
Actual	$1,000.00	$1,093.00	$4.96	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan International Small-Mid Fund
Investor Shares
Actual	$1,000.00	$1,162.00	$7.06	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.59	1.31%
Advisor Shares
Actual	$1,000.00	$1,162.90	$6.15	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.74	1.14%
Institutional Shares

Artisan Partners Funds	131

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period 10/1/2020-3/31/2021(1)	Expense Ratio(2)(3)
Actual	$1,000.00	$1,163.50	$5.66	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,319.40	$6.82	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Advisor Shares
Actual	$1,000.00	$1,320.10	$5.96	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Institutional Shares
Actual	$1,000.00	$1,320.80	$5.50	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,140.70	$6.30	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Advisor Shares
Actual	$1,000.00	$1,141.60	$5.61	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Institutional Shares
Actual	$1,000.00	$1,142.00	$5.07	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,408.00	$7.20	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Advisor Shares
Actual	$1,000.00	$1,408.40	$6.30	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Institutional Shares
Actual	$1,000.00	$1,408.90	$5.95	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99	0.99%
Artisan Select Equity Fund
Investor Shares
Actual	$1,000.00	$1,296.00	$7.16	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Advisor Shares
Actual	$1,000.00	$1,295.70	$6.58	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%

132	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period 10/1/2020-3/31/2021(1)	Expense Ratio(2)(3)
Institutional Shares
Actual	$1,000.00	$1,297.40	$6.30	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,206.90	$6.55	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99	1.19%
Advisor Shares
Actual	$1,000.00	$1,207.90	$5.89	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.39	1.07%
Institutional Shares
Actual	$1,000.00	$1,208.60	$5.29	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84	0.96%
Artisan Sustainable Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$1,229.10	$7.50	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79	1.35%
Institutional Shares
Actual	$1,000.00	$1,229.90	$6.67	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,329.30	$6.04	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Advisor Shares
Actual	$1,000.00	$1,329.70	$5.11	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.43	0.88%
Institutional Shares
Actual	$1,000.00	$1,329.70	$4.82	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18	0.83%

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2021, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(2)	Annualized ratio of expenses to average net assets for the six-month period ended March 31, 2021.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.

Artisan Partners Funds	133

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), effective December 1, 2018, the Funds adopted and implemented a liquidity risk management program to assess and manage each Fund’s liquidity risk (the “Program”). Liquidity risk is the risk that a Fund would not be able to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The board of directors of Artisan Partners Funds has appointed the Funds’ liquidity committee, consisting solely of Fund officers, as the liquidity risk management program administrator. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including under Artisan Partners Funds’ line of credit.

Under the Program, the liquidity committee is responsible for, among other duties, (i) overseeing the Funds’ liquidity risk monitoring and risk management activities and (ii) reviewing the Program at least annually and providing the board with an annual written report that addresses the operation of the Program for each Fund (including with respect to any highly liquid investment minimum (HLIM) thresholds), assesses the Program’s adequacy and effectiveness and addresses any material changes to the Program (the “Liquidity Report”). In accordance with the Program, no Fund will acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

In February 2021, the board of directors of Artisan Partners Funds reviewed the Liquidity Report prepared by the Funds’ liquidity committee regarding the operation and effectiveness of the Program for the fiscal year ended September 30, 2020. No significant liquidity events or risks impacting any of the Funds were noted in the Liquidity Report, and there were not any material changes to the operation of the Program. In addition, the liquidity committee provided its assessment that the Program had been adequately managed and effective in managing each Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

134	Artisan Partners Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (MSCI) and Standard & Poor’s Financial Services, LLC (S&P). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaim all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Artisan Partners Funds	135

SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of Artisan Sustainable Emerging Markets Fund (the “Fund”) was held on November 10, 2020 (the “Meeting”), at which shareholders of the Fund approved a change in the sub-classification of the Fund from “diversified” to “non-diversified” for purposes of Section 5(b) of the 1940 Act and the elimination of a related fundamental investment restriction (the “Proposal”). As a non-diversified fund, the Fund may invest a larger portion of its assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers. The changes took effect on November 12, 2020.

The results of the votes are summarized below.

	For	Withheld	Against
Proposal	1,637,410	6,459	13,025

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Disclosure of each Fund’s complete schedule of portfolio holdings is also required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. You can find SEC filings on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also made available at https://connect.rightprospectus.com/Artisan, and will be made available, upon request, by calling (toll-free) 800-344-1770. The schedule of portfolio holdings for the second and fourth quarter of each Fund’s fiscal year are included in the semi-annual report and annual report, respectively.

136	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2021 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1)	Not applicable for semiannual reports.

	(2)	Certifications of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 4, 2021

By:	/s/ Shannon K. Jagodinski
Shannon K. Jagodinski
Principal Financial Officer

Date:	June 4, 2021